Registration No. 033-40823
811-06318

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☐
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 54 ☑
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☑
Effective Amendment No. 54
(Check appropriate box or boxes)

Consulting Group Capital Markets Funds
(Exact Name of Registrant as Specified in Charter)

2000 Westchester Avenue
Purchase, NY 10577
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:
(888) 374-9999

CT Corp
155 Federal Street Suite 700
Boston, MA 02110
(Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
☐     immediately upon filing pursuant to paragraph (b) of Rule 485
☐     on (date) pursuant to paragraph (b) of Rule 485
☐     60 days after filing pursuant to paragraph (a)(1)
☑     on December 29, 2010 pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box
☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Consulting Group Capital Markets Funds
Prospectus
[December __, 2010]

•	Large Capitalization Growth Investments (TLGUX)

•	Large Capitalization Value Equity Investments (TLVUX)

•	Small Capitalization Growth Investments (TSGUX)

•	Small Capitalization Value Equity Investments (TSVUX)

•	International Equity Investments (TIEUX)

•	Emerging Markets Equity Investments (TEMUX)

•	Core Fixed Income Investments (TIIUX)

•	High Yield Investments (THYUX)

•	International Fixed Income Investments (TIFUX)

•	Municipal Bond Investments (TMUUX)

•	Money Market Investments (TGMXX)

| INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE |

2

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

3

Consulting Group
        Capital Markets Funds
4   Consulting Group Capital Markets

Large Capitalization Growth Investments
Investment objective
Capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	—%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	—%

(1)	The Manager may voluntarily waive a portion of its fees. The Manager may change or eliminate this expense waiver at any time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years
$_________	$	_________	$	_________	$	_________

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of large capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines large cap companies as companies with market caps similar to companies in the Russell 1000® Growth Index. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Stock market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Equity risk, which is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

•	Investment style risk, which means large cap and/or growth stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on large cap and growth stocks. Both types of style tend to go in and out of favor.

•	Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

2     Consulting Group Capital Markets

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html
Annual total returns (%) as of December 31, 2009
Large Capitalization Growth Investments
2000 — (22.02)%
2001 — (20.72)%
2002 — (31.61)%
2003 — 38.12%
2004 — 10.22%
2005 — 8.86%
2006 — 4.56%
2007 — 16.57%
2008 — (41.47)%
2009 — 38.16%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 4.35% (through 3rd quarter 2010)
Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Russell 1000® Growth Index (reflects no deduction for expenses or taxes)%		%	%
Lipper Large Cap Growth Funds Average	%	%	%
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the Russell 1000® Growth Index. The benchmark is comprised of those Russell 1000® Index securities with greater than average growth orientation. The Russell 1000® Index is composed of the 1,000 largest U.S. companies by market capitalization. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
The Fund also compares its performance with the Lipper Large Cap Growth Funds Average. The Lipper Large Cap Growth Funds Average is comprised of funds that, by fund practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Large cap growth funds will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the S&P 500® Index.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund. The Fund shares a “multi-manager” strategy. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Fund.
Sub-advisers and portfolio managers
Delaware Management Company (“Delaware”)
Frontier Capital Management Co., LLC (“Frontier”)
Wells Capital Management Inc. (‘WellsCap”)
Consulting Group Capital Markets     3

Westfield Capital Management Company, L.P. (“Westfield”)

Portfolio
Manager
Portfolio Manager	Since

Jeffrey S. Van Harte, CFA, Senior Vice President and CIO — Focus Growth Equity — Delaware	2006
Christopher J. Bonavico, CFA, Manager and Equity Analyst — Delaware	2006
Christopher M. Ericksen, CFA, Manager and Equity Analyst — Delaware	2006
Daniel J. Prislin, CFA, Manager and Equity Analyst - Delaware	2006
Stephen M. Knightly, CFA, Senior Vice President and Portfolio Manager — Frontier	2009
Thomas J. Pence, CFA, Managing Director and Senior Portfolio Manager — WellsCap	2006
Michael C. Harris, CFA, Portfolio Manager — WellsCap	2006
Michael Smith, CFA, Portfolio Manager — WellsCap	2010
Arthur J. Bauernfeind, Chairman — Westfield	2004
William A. Muggia, President, CEO and CIO — Westfield	2004
Matthew W. Strobeck, Partner and Senior Security Analyst— Westfield	2008
Ethan J. Meyers, Partner and Senior Security Analyst — Westfield	2004
Scott R. Emerman, Senior Security Analyst — Westfield	2004

Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
4     Consulting Group Capital Markets

Large Capitalization Value Equity Investments
Investment objective
Total return, consisting of capital appreciation and dividend income.
Fees and expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	—%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	—%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years
$__________	$	__________	$	__________	$	__________

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of large capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines large cap companies as companies with market caps similar to those companies in the Russell 1000® Value Index. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Stock market risk, which is the risk that stock prices may decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Equity risk, which is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

Consulting Group Capital Markets     5

•	Investment style risk, which means large cap and/or value stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on large cap and value stocks. Both types of style tend to go in and out of favor. Undervalued companies may have recently experienced adverse business developments or other events that have caused their stocks to be out of favor. If a Sub-adviser’s assessment of the company is wrong, or if the market does not recognize the value of the company, the price of the company’s stock may fail to meet expectations.

•	Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual total returns (%) as of December 31, 2009
Large Capitalization Value Equity Investments
2000 — 5.56%
2001 — (4.81)%
2002 — (20.55)%
2003 — 28.23%
2004 — 12.36%
2005 — 7.07%
2006 — 20.90%
2007 — 0.35%
2008 — (38.72)%
2009 — 22.70%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 3.41% (through 3rd quarter 2010)
Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Russell 1000® Value Index (reflects no deduction for expenses or taxes)%		%	%
Lipper Large Value Funds Average	%	%	%

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the Russell 1000® Value Index. The benchmark represents the stocks in the Russell 1000® Index with less than average growth orientation. The Russell 1000® Index includes the 1,000 largest U.S. companies by market capitalization. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Additionally, the Fund compares its performance with the Lipper Large Cap Value Funds Average. The Lipper Large Cap Value Funds Average is comprised of funds that, by fund practice, invest at least 75% of their equity assets in
6     Consulting Group Capital Markets

companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Large cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-advisers and portfolio managers
Artisan Partners Limited Partnership (“Artisan”)
Cambiar Investors LLC (“Cambiar”)
Cullen Capital Management, LLC (“Cullen”)
NFJ Investment Group (NFJ”)
HGK Asset Management Inc. (HGK”)

Portfolio
Manager
Portfolio Manager	Since

Scott C. Satterwhite, CFA, Managing Director and Co-Portfolio Manager — Artisan	2009
James C. Kieffer, CFA, Managing Director and Co-Portfolio Manager- Artisan	2009
George O. Sertl, Jr., CFA, Co-Portfolio Manager- Artisan	2009
Brian M. Barish, CFA, Principal — President and Director of Research — Cambiar	2004
Maria L. Mendelsberg, CFA, Principal — Portfolio Manager, Senior Investment Analyst- Cambiar	2004
Anna A. Aldrich, CFA, Principal — Portfolio Manager, Senior Investment Analyst- Cambiar	2004
Timothy A. Beranek, CFA, Principal — Portfolio Manager, Senior Investment Analyst- Cambiar	2004
James P. Cullen, President and Portfolio Manager -Cullen	2008
John C. Gould, Portfolio Manager- Cullen	2008
Paul A. Magnuson, Managing Director — NFJ	2005
Ben J, Fischer, CFA, Managing Director- NFJ	2006
Jeffrey S. Partenheimer, CFA, CPA, Managing Director — NFJ	2006
R. Burns McKinney, CFA, Principal, Portfolio Manager — NFJ	2009
Thomas W. Oliver, CFA, CPA, Principal, Portfolio Manager — NFJ	2009
Michael Pendergast, CFA, Chief Investment Officer, Managing Director, Portfolio Manager- HGK	2010
Paul Carlson, CFA, Senior Portfolio Manager — HGK	2010
Eric Fuhrman, CFA, Portfolio Manager — HGK	2010

Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Consulting Group Capital Markets     7

Small Capitalization Growth Investments
Investment objective
Capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	%
Other Expenses	%
Total Annual Fund Operating Expenses (1)%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years
$____	$	____	$	_____	$	______

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of small capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines small cap companies as companies with market caps not exceeding $3 billion or the highest month-end market cap value of any stock in the Russell 2000® Index for the previous 12 months, whichever is greater. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Stock market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Equity risk, which is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

•	Investment style risk, which means small cap and/or growth stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on small

8   Consulting Group Capital Markets

cap and growth stocks. Both types of style tend to go in and out of favor.

•	Small cap risk, which refers to the fact that historically, small cap stocks have been riskier than large and mid cap stocks. Small cap companies tend to be more vulnerable to adverse business and economic events than larger, more established companies. Small cap companies tend to have more limited product lines, capital resources and/or management depth. Small cap companies tend to be more sensitive to changes in earnings results and forecasts and investor expectations and will experience sharper swings in market values. At times, small cap stocks may be less liquid and harder to sell at prices the Sub-advisers believe are appropriate..

•	Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual total returns (%) as of December 31, 2009
Small Capitalization Growth Investments
2000 — (15.63)%
2001 — (13.31)%
2002 — (31.17)%
2003 — 47.24%
2004 — 10.69%
2005 — 8.39%
2006 — 9.43%
2007 — 10.88%
2008 — (43.11)%
2009 — 40.90%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 11.44% (through 3rd quarter 2010)
Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Russell 2000® Growth Index (reflects no deduction for expenses or taxes)%		%	%
Lipper Small Cap Growth Funds Average	%	%	%
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the Russell 2000® Growth Index. This index represents companies in the Russell 2000® Index with better than average growth orientation. The Russell 2000® Index includes the smallest 2000 U.S. companies out of the Russell 3000® universe. Unlike the Fund, the benchmark is
Consulting Group Capital Markets   9

unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Additionally, the Fund compares its performance with the Lipper Small Cap Growth Funds Average. The Lipper Small Cap Growth Funds Average is comprised of funds that, by fund practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Small cap growth funds normally have an above-average price-to-earnings ratio price-to-book ratio and three-year earnings growth figure, compared to the S&P SmallCap 600® Index.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-advisers and portfolio managers
Wall Street Associates LLC (“Wall Street”)
Westfield Capital Management (“Westfield)

Portfolio
Manager
Portfolio Manager	Since
William Jeffery, III, Principal, President, and CIO — Wall Street	1997
Kenneth F. McCain, Principal, Portfolio Manager— Wall Street	1997
Paul J. Ariano, CFA, Portfolio Manager— Wall Street	1997
Carl Wiese, CFA, Portfolio Manager— Wall Street	1997
Paul K. LeCoq, Principal, Portfolio Manager— Wall Street	2005
Arthur J. Bauernfeind, Chairman — Westfield	2000
William A. Muggia, President, CEO and CIO- Westfield	2000
Matthew W. Strobeck, Partner- Westfield	2009
Ethan J. Meyers, Partner- Westfield	2000
Scott R. Emerman, Partner- Westfield	2002

Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information
10   Consulting Group Capital Markets

Small Capitalization Value Equity Investments
Investment objective
Above-average capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Other Expenses	____	%
Total Annual Fund Operating Expenses (1)	____	%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years

$____	$	____	$	_____	$	______

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of small capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines small cap companies as companies with market caps not exceeding $3 billion or the highest month-end market cap value of any stock in the Russell 2000® Index for the previous 12 months, whichever is greater. The Fund may invest up to 10% of its assets in foreign securities, including emerging markets securities. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Stock market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Equity risk, which refers to the fact that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

•	Investment style risk, which means small cap and/or value stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on small cap and value stocks. Both types of style tend to go in and out of favor. Undervalued companies may have recently experienced adverse business developments or other events that have caused their stocks to be out of favor. If a Sub-adviser’s assessment of the company is wrong, or if the market does not recognize the value of the company, the price of the company’s stock may fail to meet expectations.

•	Small cap risk, which refers to the fact that historically, small cap stocks have been riskier than large and mid cap stocks. Small cap companies tend to be more vulnerable to adverse business and economic events than larger, more established companies. Small cap companies tend to have more limited product lines, capital resources and/or management depth. Small cap companies tend to be more sensitive to changes in earnings results and forecasts and investor expectations and will experience sharper swings in market values. At times, small cap stocks may be less liquid and harder to sell at prices the Sub-advisers believe are appropriate..

•	Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers,

Consulting Group Capital Markets 11

less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

•	Emerging markets risk, emerging market countries are countries that the International Bank for Reconstruction and Development (the World Bank) considers to be emerging or developing. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers, may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual total returns (%) as of December 31, 2009
Small Capitalization Value Equity Investments
2000 — 15.65%
2001 — 17.21%
2002 — (13.25)%
2003 — 41.67%
2004 — 23.60%
2005 — 8.71%
2006 — 17.84%
2007 — (1.93)%
2008 — (28.90)%
2009 — 37.43%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 11.94% (through 3rd quarter 2010)
Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Russell 2000® Value Index (reflects no deduction for expenses or taxes)%		%	%
Lipper Small Cap Value Funds Average	%	%	%

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the Russell 2000® Value Index. The benchmark represents stocks in the Russell 2000® Index with less-than-average growth orientation. The Russell 2000® Index is comprised of the smallest 2,000 U.S. stocks out of the Russell 3000® universe. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Additionally, the Fund compares its performance with the Lipper Small Cap Value Funds Average, which is comprised of funds that, by fund practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Small cap
12 Consulting Group Capital Markets

value funds will normally have a below average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the S&P SmallCap 600® Index.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-advisers and portfolio managers
Delaware Management Company (“Delaware”)
NFJ Investment Group LLC (“NFJ”)
Rutabaga Capital Management LLC (“Rutabaga”)

Portfolio
Manager
Portfolio Manager	Since

Christopher S. Beck, Senior Vice President and Senior Portfolio Manager — Delaware	2005
Paul A. Magnuson, Managing Director — NFJ	1993
Ben J, Fischer, CFA, Managing Director- NFJ	2006
Jeffrey S. Partenheimer, CFA, CPA, Managing Director — NFJ	2006
R. Burns McKinney, CFA, Principal, Portfolio Manager — NFJ	2009
Morley D. Campbell, CFA, Portfolio Manager — NFJ	2009
Peter Schliemann, Managing Principal — Rutabaga	2000
Brent Miley — Principal— Rutabaga	2000
N. Carter Newbold — Principal— Rutabaga	2000
Dennis Scannell — Principal— Rutabaga	2000
Rob Henderson — Principal — Rutabaga	2005

Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Consulting Group Capital Markets 13

International Equity Investments
Investment objective
Capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund
Shareholder fees
(fees paid directly from your investment)

Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Other Expenses	____	%
Total Annual Fund Operating Expenses (1)	____	%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years

$____	$	____	$	_____	$	______

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of companies located outside the U.S. The Fund focuses on companies located in developed markets, but also may invest a portion of its assets in securities of companies located in emerging markets. The Fund intends to diversify its assets by investing primarily in securities of issuers located in at least three foreign countries. The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure. The Fund may not be able to hedge its currency exposure. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Equity risk, which refers to the fact that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

•	Foreign investment risk, which means risks unique to investing in foreign issuers. These include:

•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-advisers may not be able to sell securities held by the Fund in amounts and at prices they consider reasonable. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect

14 Consulting Group Capital Markets

on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.

•	Currency risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.

•	Derivatives risk, which means that the Fund’s use of derivatives to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or a cash payment based on the change in value of one or more designated securities, currencies or indices. Even a small investment in derivatives contracts can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain derivative contracts presents the same types of credit risks as issuers of fixed income securities. Derivatives can also make the Fund’s assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Emerging markets risk, emerging market countries are countries that the International Bank for Reconstruction and Development (“World Bank”) considers to be emerging or developing. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual total returns (%) as of December 31, 2009
International Equity Investments
2000 — (17.18)%
2001 — (24.64)%
2002 — (17.56)%
2003 — 41.27%
2004 — 16.96%
2005 — 16.29%
2006 — 24.15%
2007 — 9.84%
2008 — (46.15)%
2009 — 38.96%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 4.30% (through 3rd quarter 2010)
Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
MSCI EAFE® Index (reflects no deduction for expenses or taxes)%		%	%
Lipper International Large-Cap Core Average	%	%	%

Consulting Group Capital Markets 15

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the MSCI EAFE®—Capitalization Weighted Index (“MSCI EAFE® Index”). The Benchmark is a composite portfolio of equity total returns for developed countries in Europe and the Far East and Australia and New Zealand. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Additionally, the Fund compares its performance with the Lipper International Large-Cap Core Average. The Lipper International Large-Cap Core Average is comprised of funds that, by fund practice, invest at least 75% of their equity assets in companies strictly outside of the U.S., with market capitalizations (on a three-year weighted basis) greater than the 250th largest companies in the S&P/Citigroup World ex-U.S. Broad Market® Index (“BMI®”). Large cap core funds typically have an average price-to-cash ratio, price-to-book ratio, and three year sales-per-year growth value, compared to S&P/Citigroup World ex-U.S. BMI®.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-advisers and portfolio managers
Marsico Capital Management, LLC (“Marsico”)
Philadelphia International Advisors LP (“PIA”)
Schroder Investment Management North America Inc. (“Schroder”)
Thornburg Investment Management, Inc. (“Thornburg”)

Portfolio
Manager
Portfolio Manager	Since

James G. Gendelman, Portfolio Manager — Marsico	2008
Andrew B. Williams , CFA, CIO and Lead Portfolio Manager — PIA	2002
Robert C. Benthem de Grave, Regional Analyst — PIA	2002
Frederick B. Herman, III, CFA, Regional Analyst — PIA	2002
Stephen C. Dolce, CFA, Analyst — PIA	2011
Scott E. Decatur, PhD, Director of Quantitative Research — PIA	2011
Virginie Maisonneuve, CFA, Head of Schroder’s Global and Europ, Australasia and Far East (EAFE) Team — Schroder	2007
William Fries, CFA, Managing Director and Co-Portfolio Manager — Thornburg	2008
Wendy Trevisani — Managing Director and Co-Portfolio Manager — Thornburg	2008
Lei Wang, CFA, Managing Director and Co-Portfolio Manager — Thornburg	2008

Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
16 Consulting Group Capital Markets

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Emerging Markets Equity Investments
Investment objective
Long-term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund
Shareholder fees
(fees paid directly from your investment)

Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Other Expenses	____	%
Total Annual Fund Operating Expenses (1)	____	%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years

$____	$	____	$	_____	$	______

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in equity securities of issuers located in emerging markets countries, defined as a country having per capita income in the low to middle ranges, as determined by the World Bank. To diversify its investments, the Fund invests primarily in securities of issuers located in at least three foreign countries. The Fund also may invest a portion of its assets in closed-end investment companies that invest in emerging markets. The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Equity risk, which refers to the fact that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

•	Foreign investment risk, which means risks unique to investing in foreign issuers. These include:

•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-advisers may not be able to sell securities held by the Fund in amounts and at prices they consider reasonable. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

Consulting Group Capital Markets 17

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.

•	Emerging markets risk, which refers to the fact that the market value for emerging market equity securities historically has been very volatile and an investment in the Fund involves a substantial degree of risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.

•	Currency risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.

•	Derivatives risk, which means that the Fund’s use of derivatives to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or a cash payment based on the change in value of one or more designated securities, currencies or indices. Even a small investment in derivatives contracts can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain derivative contracts presents the same types of credit risks as issuers of fixed income securities. Derivatives can also make the Fund’s assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Closed-end investment company risk, which means that since closed-end investment companies issue a fixed number of shares they typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value per share.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual total returns (%) as of December 31, 2009
Emerging Markets Equity Investments
2000 — (32.46)%
2001 — (2.55)%
2002 — (8.49)%
2003 — 54.39%
2004 — 22.80%
2005 — 33.18%
2006 — 30.77%
2007 — 38.83%
2008 — (55.05)%
2009 — 71.59%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 11.58% (through 3rd quarter 2010)
18 Consulting Group Capital Markets

Average Annual Total Returns
(for the periods ended December 31, 2009

Inception Date 4/21/1994	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
MSCI Emerging Markets Index (reflects no deduction for expenses or taxes)%		%	%
Lipper Emerging Markets Funds Average	%	%	%

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the MSCI Emerging Markets Index. The benchmark is composed of equity total returns of countries with low to middle per capita incomes, as determined by the World Bank. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Additionally, the Fund compares its performance with the Lipper Emerging Markets Funds Average. The Lipper Emerging Markets Funds Average is comprised of funds that, by fund practice, seek long-term capital appreciation by investing at least 65% of their total assets in emerging market equity securities, where “emerging market” is defined by a country’s gross national product per capita or other economic measures.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-advisers and portfolio managers
Lazard Asset Management LLC (“Lazard”)
Newgate Capital Management LLC (“Newgate”)
SSgA Funds Management, Inc. (“SSgA FM”)

Portfolio
Manager
Portfolio Manager	Since

Rohit Chopra, Director — Lazard	2009
James M. Donald, Managing Director — Lazard	2009
Erik McKee, Senior Vice President — Lazard	2009
John R. Reinsberg — Deputy Chairman — Lazard	2009
Avy Hirshman, Managing Director and CIO — Newgate	2004
James Trainor, CIMA, Managing Director and Senior Portfolio Manager — Newgate	2004
Sonia Rosenbaum, Ph.D., Managing Director and Director of Research — Newgate	2004
Matthew Peterson, Director of Investments — Newgate	2005
David Lee, Investment Director and Portfolio Manager — Newgate	2007
Maria Eugenia Tinedo, Portfolio Manager and Senior Research Analyst — Newgate	2006
Christopher Laine, Vice President and Senior Portfolio Manager — SSgA FM	2010

Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue
Consulting Group Capital Markets 19

your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information
20 Consulting Group Capital Markets

Core Fixed Income Investments
Investment objective
Maximum total return, consistent with preservation of capital and prudent investment management.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund

Shareholder fees
(fees paid directly from your investment)
Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	____	%
Other Expenses	____	%
Forward sale commitments expenses(2)
Remainder of other expenses(2)

Total Annual Fund Operating Expenses (1)	____	%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.

(2)	Forward sale commitments are treated as an expense and increase the Fund’s expense ratio, although no cash is received or paid by the Fund. The amount of Forward sale commitments expenses was 0.01% of average net assets for fiscal year 2009. Excluding such Forward sale commitments expenses, “Other expenses” are 0.13%. Forward sale commitments expenses will vary and may be either greater than or less than the amount disclosed.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years

$____	$	____	$	_____	$	______
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 257% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in fixed income instruments. Fixed income instruments include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (Note that securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.. The Fund may invest in derivatives based on fixed income instruments, including futures, options, swaps, and swaptions, and may use other investment techniques such as mortgage dollar rolls, buy-backs and securities lending to earn additional income. The Fund also may engage in short sales. Investments may be structured to provide all types of interest rate payments, including fixed, variable, floating, inverse, zero or interest only rates of interest. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest in currency spot and forward transactions for the purpose of active currency exposure. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund may invest up to 15% in emerging market securities. The Fund may also invest up to 5% of its total asset in convertibles and 10% of its total assets in preferred stocks. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
Credit quality. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total
Consulting Group Capital Markets 21

assets in high yield securities (“junk bonds”) rated CCC or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-advisers to be of comparable quality.
Duration. The Fund’s average portfolio duration normally ranges within two years (plus or minus) of the duration of the benchmark. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. Individual investments may be of any maturity.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.

The Fund’s principal risks include:

•	Market risk, which is the risk that bond prices decline overall. Bond markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. The longer the Fund’s maturity or duration, the more sensitive its share price will be to interest rate movements.

•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.

•	Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price. Additionally, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

•	Mortgage-backed securities risk, exists when the Fund invests in mortgage-backed securities which represent an interest in a pool of mortgages. Mortgage backed securities are subject to prepayment and extension risk but the negative effect of a rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of a portfolio. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•	Asset-backed securities risk, exists when the Fund invests in asset-backed securities which are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities are subject to many of the same risks as mortgage-backed securities including prepayment and extension risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

•	Liquidity risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. This may result in a loss or may otherwise be costly to the Fund. Additionally, these securities may need to be fair valued.

•	Derivatives risk, which means that the Fund’s use of derivatives to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or a cash payment based on the change in value of one or more designated securities, currencies or indices. Even a small investment in derivatives contracts can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain derivative contracts presents the same types of credit risks as issuers of fixed income securities. Derivatives can also make the Fund’s assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Borrowing risk, which means the Fund creates an opportunity for increased net income but, at the same time, creates special risks. For example, leveraging may exaggerate changes in and increase the volatility of the net asset value of Fund shares. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage also

22 Consulting Group Capital Markets

may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

•	Foreign investment risk, which means risks unique to investing in foreign issuers. These include:

•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-advisers may not be able to sell securities held by the Fund in amounts and at prices they consider reasonable.

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.

•	Emerging markets risk, emerging market countries are countries that the World Bank considers to be emerging or developing. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.

•	Currency risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.

•	Short sale risk, selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, selling short magnifies the potential for both gain and loss to the Fund. The larger the Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual total returns (%) as of December 31, 2009
Core Fixed Income Investments
2000 — 9.69%
2001 — 8.95%
2002 — 6.96%
2003 — 3.66%
2004 — 4.17%
2005 — 2.28%
2006 — 4.12%
2007 — 7.27%
2008 — 0.28%
2009 — 13.56%
Fund’s best and worst calendar quarters
Consulting Group Capital Markets 23

Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 9.82% (through 3rd quarter 2010)
Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses or taxes)%		%	%
Lipper Intermediate Investment Grade Debt Funds Average	%	%	%
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the Barclays Capital U.S. Aggregate BondTM Index. The benchmark is composed of debt securities of the U.S. government and its agencies and publicly issued, fixed rate, non-convertible, investment-grade domestic corporate debt with at least one year remaining to maturity. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Additionally, the Fund compares its performance with the Lipper Intermediate Investment Grade Debt Funds Average. The Lipper Intermediate Investment Grade Debt Funds Average is comprised of funds that, by fund practice, invest primarily in investment-grade debt issues rated in the top four grades by a nationally recognized statistical rating organization, with dollar-weighted average maturities of one to five years.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-advisers and portfolio managers
BlackRock Financial Management, Inc. (“BlackRock”)
Metropolitan West Asset Management LLC (“MetWest”)
Pacific Investment Management Company LLC (“PIMCO”)
Western Asset Management Company (“WAMCo”)

Portfolio Manager
Portfolio Manager	Since
Matthew Marra, Managing Director and Portfolio Manager member Fixed Income Portfolio Management Group — BlackRock	2000
Brian Weinstein. Managing Director and Portfolio Manager — BlackRock	2010
Tad Rivelle, CIO and Managing Director — MetWest	2007
Laird Landmann, Managing Director and Portfolio Manager — MetWest	2007
Steve Kane, CFA, Managing Director and Portfolio Manager — MetWest	2007
Chris P. Dialynas, Managing Director — PIMCO	2000
S. Kenneth Leech, CIO Emeritus — WAMCo	2004
Stephen A. Walsh, CIO — WAMCo	2004
Edward A. Moody, Portfolio Manager — WAMCo	2004
Carl L. Eichstaedt, Portfolio Manager — WAMCo	2004
Michael C. Buchanan, Portfolio Manager — WAMCo	2004
Mark S. Lindbloom, Portfolio Manager — WAMCo	2004
Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption
24 Consulting Group Capital Markets

requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Consulting Group Capital Markets 25

High Yield Investments
Investment objective
A high level of current income primarily through investment in below-investment grade debt securities.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Other Expenses	____	%
Total Annual Fund Operating Expenses (1)	____	%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years

$____	$	____	$	_____	$	______
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in fixed income securities of corporate issuers located in the United States rated below investment grade by two or more nationally recognized statistical rating organizations (commonly called “junk bonds”), or, if unrated, of equivalent quality as determined by the Sub-advisers. These securities include all types of debt obligations, such as corporate bonds and notes and collateralized mortgage obligations. The Fund may invest up to 20% of its assets in securities of issuers located in developed and emerging market foreign countries. The Fund also may invest up to 20% of its assets in equity and equity-related securities, including common stock, convertible securities, preferred stock, warrants and rights. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
Credit quality. The Fund invests primarily in junk bonds.
Duration. The Fund’s average duration ranges from two to six years. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. Individual securities may be of any maturity.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Market risk, which is the risk that bond prices decline overall. Bond markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Equity risk, which is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. The longer the Fund’s maturity or duration, the more sensitive its share price will be to interest rate movements.

•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Investment in high yield securities or junk bonds involves substantial risk of loss. The Fund could lose money if the issuer or guarantor of a Fund security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations.

26 Consulting Group Capital Markets

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. Additionally, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

•	Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower than market rates of interest, which could hurt the Fund’s yield or share price. Additionally, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

•	Mortgage-backed securities risk, exists when the Fund invests in mortgage-backed securities which represent an interest in a pool of mortgages. Mortgage backed securities are subject to prepayment and extension risk but the negative effect of a rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of a portfolio. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•	Asset-backed securities risk, exists when the Fund invests in asset-backed securities which are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities are subject to many of the same risks as mortgage-backed securities including prepayment and extension risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

•	Liquidity risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. This may result in a loss or may otherwise be costly to the Fund. Additionally, these securities may need to be fair valued.

•	Foreign investment risk, which means risks unique to investing in foreign issuers. These include:

•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-advisers may not be able to sell securities held by the Fund in amounts and at prices they consider reasonable. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.

•	Emerging markets risk, which refers to the fact that in addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.

•	Currency risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Consulting Group Capital Markets 27

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual total returns (%) as of December 31, 2009
High Yield Investments
2000 — (6.75)%
2001 — 2.45%
2002 — (5.40)%
2003 — 20.31%
2004 — 9.21%
2005 — 2.18%
2006 — 10.18%
2007 — 1.83%
2008 — (27.45)%
2009 — 53.78%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 11.40% (through 3rd quarter 2010)
Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 7/13/1998	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses or taxes)%		%	%
Lipper Intermediate Investment Grade Debt Funds Average	%	%	%
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the Barclays Capital High Yield Index, a broad-based market measure of high yield bonds, commonly known as “junk bonds.” The benchmark is designed to mirror the investible universe of the dollar-denominated high yield debt market. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Additionally, the Fund compares its performance to the Lipper High Current Yield Funds Average. The Lipper High Current Yield Funds Average is comprised of funds that, by fund practice, aim at high current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-advisers and portfolio managers
PENN Capital Management Co., Inc. (“PENN Capital”)
Western Asset Management Company (“WAMCo”)

Portfolio
Manager
Portfolio Manager	Since

Richard A. Hocker, Founder and CIO — PENN Capital	2006
Eric J. Green, CFA, Director of Research, Senior Portfolio Manager and Principal — PENN Capital	2006
S. Kenneth Leech, CIO Emeritus — WAMCo	2001
Stephen A. Walsh, CIO — WAMCo	2001
Michael C. Buchanan, Portfolio Manager — WAMCo	2005
Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.
28 Consulting Group Capital Markets

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Consulting Group Capital Markets 29

International Fixed Income Investments
Investment objective
Maximize current income, consistent with the protection of principal.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund
Shareholder fees
(fees paid directly from your investment)

Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Other Expenses	____	%
Forward sale commitments expenses(2)
Remainder of other expenses(2)
Total Annual Fund Operating Expenses (1)	____	%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.

(2)	Forward sale commitments are treated as an expense and increase the Fund’s expense ratio, although no cash is received or paid by the Fund. The amount of Forward sale commitments expenses was 0.01% of average net assets for fiscal year 2009. Excluding such Forward sale commitments expenses, “Other expenses” are 0.13%. Forward sale commitments expenses will vary and may be either greater than or less than the amount disclosed.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years

$____	$	____	$	_____	$	______
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in non-U.S. dollar-denominated fixed income instruments. The Fund invests primarily in fixed income instruments of issuers located in at least three countries, including the U.S. Up to 15% of the Fund’s total assets may be invested in fixed income securities of issuers located in emerging markets countries. The fixed income instruments in which the Fund may invest include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (Note that securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Fund may invest in derivatives based on fixed income instruments including futures, options, swaps, and swaptions and may use other investment techniques such as mortgage dollar rolls, buy-backs and securities lending to earn additional income. The Fund also may engage in short sales. Investments may be structured to provide all types of interest rate payments, including fixed, variable, floating, inverse, zero or interest only rates of interest. The Fund may invest in currency spot and forward transactions for the purpose of active currency exposure. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund may also invest up to 5% of its total asset in convertibles and 10% of its total assets in preferred stocks. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also lend
30 Consulting Group Capital Markets

portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
     Credit Quality. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-adviser to be of comparable quality.
     Duration. The Fund’s average portfolio duration normally ranges within two years (plus or minus) of the duration of the benchmark index. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. The Fund may invest in individual securities of any maturity.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Market risk, which is the risk that bond prices decline overall. Bond markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. The longer the Fund’s maturity or duration, the more sensitive its share price will be to interest rate movements.

•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.

•	Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price. Additionally, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

•	Mortgage-backed securities risk, exists when the Fund invests in mortgage-backed securities which represent an interest in a pool of mortgages. Mortgage backed securities are subject to prepayment and extension risk but the negative effect of a rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of a portfolio. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•	Asset-backed securities risk, exists when the Fund invests in asset-backed securities which are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities are subject to many of the same risks as mortgage-backed securities including prepayment and extension risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

•	Derivatives risk, which means that the Fund’s use of derivatives to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or a cash payment based on the change in value of one or more designated securities, currencies or indices. Even a small investment in derivatives contracts can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain derivative contracts presents the same types of credit risks as issuers of fixed income securities. Derivatives can also make the Fund’s assets less liquid and harder to value, especially in declining markets.

•	Foreign investment risks, which means risks unique to investing in foreign issuers. These include:

•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-adviser may not be able to sell securities held by the Fund in amounts and at prices it considers reasonable.

Consulting Group Capital Markets 31

The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.

•	Emerging markets risk, which refers to the fact that in addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.

•	Currency risk, which means the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.

•	Short sale risk, selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, selling short magnifies the potential for both gain and loss to the Fund. The larger the Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

•	Liquidity risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. This may result in a loss or may otherwise be costly to the Fund. These securities may also need to be fair valued.

•	Non-diversification risk, which means that because the Fund is a “non-diversified” fund, it is permitted to invest in a limited number of issuers. To the extent the Fund invests in a limited number of issuers or countries, it is subject, to a greater extent, to the risks associated with those issuers or countries.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by the Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual Total Returns (%) as of December 31, 2009
International Fixed Income Investments
2000 — (2.71)%
2001 — (3.12)%
2002 — 18.19%
2003 — 18.18%
2004 — 12.47%
2005 — (9.26)%
2006 — 4.29%
2007 — 4.88%
2008 — 3.28%
2009 — 9.52%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 10.39% (through 3rd quarter 2010)
32 Consulting Group Capital Markets

Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Citigroup Non-U.S. Dollar World Gov. Bond Index (reflects no deduction for expenses or taxes)%		%	%
Lipper International Income Funds Average	%	%	%
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the Citigroup Non-U.S. Dollar World Government Bond Index—Hedged. The benchmark is a market capitalization-weighted index consisting of government bond markets in 13 developed countries, excluding the U.S. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index. Unlike the Citigroup Non-U.S. Dollar World Government Bond Index — Hedged, the Fund may invest in U.S. securities.
Additionally, the Fund compares its performance with the Lipper International Income Funds Average. The Lipper International Income Funds Average is an average of the reinvested performance of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries, excluding the United States, except in periods of market weakness.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-adviser and portfolio manager
Pacific Investment Management Company LLC (“PIMCO”)

Portfolio
Manager
Portfolio Manager	Since

Mohamed A. El-Erian, Chief Executive Officer and Co-Chief Investment Officer — PIMCO	2009
Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Consulting Group Capital Markets 33

Municipal Bond Investments
Investment objective
A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder fees
(fees paid directly from your investment)

Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	____	%
Other Expenses	____	%
Total Annual Fund Operating Expenses (1)	____	%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years

$____	$	____	$	_____	$	______
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes but such bonds may pay income that is subject to the Alternative Minimum Tax. The Fund’s investments generally include municipal obligations with a full range of maturities and broad issuer and geographic diversification.
     Credit quality. The Fund limits its investments to municipal obligations that are rated investment grade or higher by a nationally recognized statistical rating organization, or, if unrated, of equivalent quality as determined by the Sub-adviser.
     Duration. The Fund’s average duration is typically maintained at 90-110% of the average benchmark duration, which is the average duration of all the constituent bonds in the Barclays Capital Municipal Bond Index, the Fund’s benchmark. The Sub-adviser seeks to target the average duration of the benchmark which varies over time and may be impacted by market conditions. Duration is an approximate measure of the sensitivity of the market value of the portfolio holdings to changes in interest rates. The Fund is generally composed of securities having a full range of maturities. Maturity means the date on which the principal amount of a debt security is due and payable. Individual investments may be of any maturity.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Market risk, which is the risk that municipal bond prices decline overall. Bond markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. When

34 Consulting Group Capital Markets

interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. The longer the Fund’s maturity, the more sensitive its share price will be to interest rate movements.

•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security fails to make timely payment or otherwise honor its obligations. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.

•	Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price. Additionally, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

•	Municipal securities risk, which includes risks that new federal or state legislation or Internal Revenue Service determinations may adversely affect the tax-exempt status of securities held by the Fund or the financial ability of the municipalities to repay these obligations. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.

•	Liquidity risk, which means when there is little or no trading active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.

•	Taxation risk, which means the possibility that some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the federal alternative minimum tax. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

•	Manager risk, which is the risk that poor security selection by the Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual total returns (%) as of December 31, 2009
Municipal Bond Investments
2000 — 13.78%
2001 — 3.71%
2002 — 9.76%
2003 — 5.24%
2004 — 4.09%
2005 — 2.40%
2006 — 4.22%
2007 — 2.91%
2008 — (2.97)%
2009 — 12.30%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 6.80% (through 3rd quarter 2010)
Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for expenses or taxes)%		%	%
Lipper General Municipal Debt Funds Average	%	%	%
Consulting Group Capital Markets 35

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s primary benchmark is the Barclays Capital Municipal Bond Index. The benchmark is a composite measure of the total return performance of the municipal bond market. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Additionally, the Fund compares its performance with the Lipper General Municipal Debt Funds Average. The Lipper General Municipal Debt Funds Average is comprised of funds that, by fund practice, invest in municipal debt issues in the top four credit ratings as determined by a nationally recognized statistical rating organization.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-adviser and portfolio manager
McDonnell Investment Management, LLC (“McDonnell”)

Portfolio
Manager
Portfolio Manager	Since

Stephen Wlodarski, CFA, Managing Director — McDonnell	2005
Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
36 Consulting Group Capital Markets

Money Market Investments
Investment objective
To provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder fees
(fees paid directly from your investment)

Maximum annual TRAK® fee (as a percentage of ______)	2.00%
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	____	%

Other Expenses	____	%

Total Annual Fund Operating Expenses (1)	____	%

(1)	The Manager has voluntarily waived a portion of its fees. The Fund’s operating expenses net of the Manager’s fee waivers is ____%. The Manager may change or eliminate this expense waiver at any time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual TRAK® fee. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years		After 5 years		After 10 years

$____	$	____	$	_____	$	______
Principal investment strategies
The Fund invests exclusively in high-quality, short-term U.S. dollar denominated money market investments issued by U.S. and foreign issuers; provided that all such investments meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), at the time of acquisition.
     Credit quality. The Fund invests exclusively in high quality securities, generally those that are in the top two tiers of credit quality.
     Maturity. Individual securities must have remaining maturities of 397 days or less. Maturity means the date on which the principal amount of debt security is due and payable. The Fund maintains an average dollar-weighted portfolio maturity of 60 days or less.
The Fund shares a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser”, collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. The longer the Fund’s maturity, the more sensitive it will be to interest rate movements. During periods when interest rates are low, the Fund’s yield will be low. During times of extreme financial crisis, the Federal Reserve may lower interest rates to very low levels, thereby exacerbating this risk.

•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a Fund investment could cause the Fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Securities issued by certain agencies and instrumentalities of the U.S. government are not guaranteed by the U.S. government and are supported solely by the credit of the instrumentality. The credit quality of the securities held by the Fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the Fund’s net asset value. YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

•	Liquidity risk, which is when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived

Consulting Group Capital Markets 37

value. In such a market, the value of such securities may fall dramatically, potentially lowering the Fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s net asset value and remaining Fund shareholders.

•	Manager risk, which is the risk that poor security selection by the Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

For more information on the risks of investing in the Fund please see the “_______” section in the Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.smithbarney.com/products_services/managed _money/trak/trak_cgcm.html.
Annual total returns (%) as of December 31, 2009
2000 — 5.83%
2001 — 3.85%
2002 — 1.32%
2003 — 0.64%
2004 — 0.99%
2005 — 2.61%
2006 — 4.54%
2007 — 4.81%
2008 — 1.90%
2009 — 0.16%
Fund’s best and worst calendar quarters
Best: ____% in ___ quarter ______; Worst: (_____)% in ______ quarter ______
Year-to-date: 0.83% (through 3rd quarter 2010)
Average Annual Total Returns
(for the periods ended December 31, 2009)

Inception Date 11/18/1991	1 year	5 years	10 years
Fund (without advisory program fee)*	%	%	%
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of Fund Shares	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for expenses or taxes)%		%	%
Lipper General Municipal Debt Funds Average	%	%	%
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s benchmark is the rate of return reflected in the 90-day Treasury Bill Index. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Additionally, the Fund compares its performance to the Lipper U.S. Government Money Market Average. The Lipper U.S. Government Money Market Average is comprised of funds that, by fund practice, invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.
Investment adviser
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for the Fund.
Sub-adviser
The Dreyfus Corporation
Purchase and sale of Fund shares
Purchase of shares. Purchases of shares of a Fund must be made through a brokerage account maintained with Morgan Stanley Smith Barney LLC (“MSSB”) or through a broker that clears securities transactions through Citigroup Global Markets Inc. (“CGM”), a clearing broker of MSSB (an introducing broker). You may purchase shares of the Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. You may establish a brokerage account with MSSB free of charge in order to purchase shares of the Fund.
38 Consulting Group Capital Markets

•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in the Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Fund and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the statement of additional information.

Redemption of shares. You may sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Fund.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.
Payments to financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Consulting Group Capital Markets 39

Fund details
Investment Objectives, Strategies and Risks
Large Capitalization Growth Investments
Investment Objective
Capital appreciation.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of large capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines large cap companies as companies with market caps similar to companies in the Russell 1000® Growth Index. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
How the Sub-advisers select the Fund’s investments
Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions. Growth style focuses on companies with growth of revenue and earnings potential exceeding that of the average of the market as a whole.
     Delaware Management Company, a series of Delaware Management Business Trust (“Delaware”) invests primarily in common stocks of large capitalization growth-oriented companies that Delaware believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, Delaware seeks to select securities of companies that it believes have attractive end-market potential, superior business models and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. Delaware also considers a company’s operational efficiencies, management’s plans for capital allocation and the company’s shareholder orientation. Delaware currently defines large capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index. The percentage of the Fund’s assets allocated to Delaware is 25%.
     Frontier Capital Management Co., LLC (“Frontier”) seeks to invest primarily in equity securities of medium-sized companies believed to have attractive long-term capital appreciation potential. Frontier conducts in-depth fundamental research and selects securities using a bottom up approach. Frontier believes that growth must be purchased at a reasonable price. The percentage of the Fund’s assets allocated to Frontier is 10%.
40 Consulting Group Capital Markets

     Wells Capital Management Inc. (“WellsCap”) seeks to construct a well-diversified portfolio which reduces risk while enhancing return. WellsCap employs a three pronged process. First, 50%-60% of the portfolio is a core allocation to lower volatility companies with stable growth records and proven management teams. Second, 30%-40% is an allocation to developing growth companies with average volatility that are experiencing structural changes or that the team believes can capitalize on evolving opportunities. Finally, 5%-10% represents companies with a below average valuation and an above average growth outlook where a near term catalyst is expected to enhance value. The percentage of the Fund’s assets allocated to WellsCap is 25%.
     Westfield Capital Management Company, L.P. (“Westfield”) seeks reasonably-priced stocks of companies with high foreseen earnings potential. The percentage of the Fund’s assets allocated to Westfield is 40%.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:
•	Stock market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•	Equity risk, which is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.
•	Investment style risk, which means large cap and/or growth stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on large cap and growth stocks. Both types of style tend to go in and out of favor. Additionally, the Fund generally will be more volatile than Large Capitalization Value Equity Investments because of the Fund’s focus on growth stocks.
•	Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

Large Capitalization Value Equity Investments
Consulting Group Capital Markets 41

Investment Objective
Total return, consisting if capital appreciation and dividend income.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of large capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines large cap companies as companies with market caps similar to those companies in the Russell 1000® Value Index. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
How the Sub-advisers select the Fund’s investments
Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions. Value style focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.
     Artisan Partners Limited Partnership (“Artisan”) employs a bottom-up investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes that companies with these characteristics are less likely to experience eroding values over the long term. The percentage of the Fund’s assets allocated to Artisan is 10%.
     Cambiar Investors, LLC (“Cambiar”) seeks companies that are attractively priced, demonstrate positive developments not yet recognized by the market and offer significant appreciation potential within a one- to two-year time frame. The percentage of the Fund’s assets allocated to Cambiar is 30%.
     Cullen Capital Management, LLC (“Cullen”) takes a long-term bottom-up approach to investing focusing on low price-to-earnings (“P/E”) and low price-to-book stocks with high yields and growing dividends. After conducting multiple internal research screens as well as trend analysis conducted on economic sectors and industry price momentum, Cullen narrows the potential universe of stocks from 6,000 to approximately 300. The final research step is the search for a catalyst for continued growth of earnings and dividends. The portfolio managers have a bias toward companies with low forward P/E ratios, high levels of corporate cash and low levels of debt. The percentage of the Fund’s assets allocated to Cullen is 15%.
     NFJ Investment Group LLC (“NFJ”) seeks to manage a broadly diversified portfolio of dividend paying common stocks with low absolute and relative valuations. The percentage of the Fund’s assets allocated to NFJ is 15%.
     HGK Asset Management, Inc. (“HGK”) employs a value-oriented, bottom-up approach. HGK seeks to invest in companies with improving cash flow return-on-investment that sell below the present value of their discounted cash flows. HGK’s philosophy also emphasizes reduced volatility of returns, which may be caused by the rapid flow of investments into and out of particular market sectors. Thus, HGK maintains exposure to all major industry sectors comprising the historical median of the Russell 1000® Value. The percentage of the Fund’s assets allocated to HGK is 30%.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:
•	Stock market risk, which is the risk that stock prices may decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•	Equity risk, which is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.
•	Investment style risk, which means large cap and/or value stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on large cap and value stocks. Both types of style tend to go in and out of favor. Undervalued companies may have recently experienced adverse business developments or other events that have caused their stocks to be out of favor. If a Sub-adviser’s assessment of the company is wrong, or if the market does not recognize the value of the company, the price of the company’s stock may fail to meet expectations.
•	Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.
42 Consulting Group Capital Markets

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.
Consulting Group Capital Markets 43

Small Capitalization Growth Investments
Investment Objective
Capital appreciation.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of small capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines small cap companies as companies with market caps not exceeding $3 billion or the highest month-end market cap value of any stock in the Russell 2000® Index for the previous 12 months, whichever is greater. The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
How the Sub-advisers select the Fund’s investments
Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions. Growth style focuses on companies with growth of revenue and earnings potential exceeding that of the average of the market as a whole.
     Wall Street Associates (“Wall Street”) seeks companies with superior earnings growth, strong balance sheets, attractive valuations and potentially positive earning surprises. The percentage of the Fund’s assets allocated to Wall Street is 50%.
     Westfield Capital Management Company, L.P. (“Westfield”) seeks reasonably-priced stocks of companies with high foreseen earnings potential. The percentage of the Fund’s assets allocated to Westfield is 50%.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:
44 Consulting Group Capital Markets

•	Stock market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•	Equity risk, which is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.
•	Investment style risk, which means small cap and/or growth stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on small cap and growth stocks. Both types of style tend to go in and out of favor.
•	Small cap risk, which refers to the fact that historically, small cap stocks have been riskier than large and mid cap stocks. Small cap companies tend to be more vulnerable to adverse business and economic events than larger, more established companies. Small cap companies tend to have more limited product lines, capital resources and/or management depth. Small cap companies tend to be more sensitive to changes in earnings results and forecasts and investor expectations and will experience sharper swings in market values. At times, small cap stocks may be less liquid and harder to sell at prices the Sub-advisers believe are appropriate. Additionally, the Fund generally will be more volatile than large cap funds because of the Fund’s focus on small cap stocks. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.
•	Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.

Small Capitalization Value Equity Investments
Consulting Group Capital Markets 45

Investment Objective
Above average capital appreciation.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of small capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines small cap companies as companies with market caps not exceeding $3 billion or the highest month-end market cap value of any stock in the Russell 2000® Index for the previous 12 months, whichever is greater. The Fund may invest up to 10% of its assets in foreign securities, including emerging markets securities. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
How the Sub-advisers select the Fund’s investments
Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions. Value style focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.
     Delaware Management Company, a series of Delaware Management Business Trust (“Delaware”), believes that markets can misprice securities. Delaware seeks to exploit this inefficiency on a consistent basis through active, research-based management. Delaware seeks companies with market capitalizations generally less than 3.5 times the dollar-weighted median market capitalization of the Russell 2000 Index at the time of purchase, whose values it believes are not currently recognized in the market. To do so, Delaware considers a variety of factors, including the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward. Delaware focuses on free cash flow in its stock selection, identifying companies that it believes have a sustainable ability to buy back shares, lower debt and/or increase or initiate dividends. The percentage of the Fund’s assets allocated to Delaware is 35%.
     NFJ Investment Group LLC (“NFJ”) seeks stocks that are undervalued in the marketplace generally and within their respective industries. These securities are characterized as having below average price-to-earnings ratios and improving fundamentals. NFJ also seeks companies that pay or are expected to pay dividends. The percentage of the Fund’s assets allocated to NFJ is 35%.
     Rutabaga Capital Management LLC (“Rutabaga”) seeks uncommon or currently out-of-favor stocks of high quality companies with catalysts to increase margins and intrinsic value and that are neglected or misperceived by the market. The percentage of the Fund’s assets allocated to Rutabaga is 30%.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:
•	Stock market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•	Equity risk, which refers to the fact that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

•	Investment style risk, which means small cap and/or value stocks could fall out of favor with investors and trail the performance of other types of investments. Many of the risks of this Fund are associated with its emphasis on small cap and value stocks. Both types of style tend to go in and out of favor. Undervalued companies may have recently experienced adverse business developments or other events that have caused their stocks to be out of favor. If a Sub-adviser’s assessment of the company is wrong, or if the market does not recognize the value of the company, the price of the company’s stock may fail to meet expectations.

•	Small cap risk, which refers to the fact that historically, small cap stocks have been riskier than large and mid cap stocks. Small cap companies tend to be more vulnerable to adverse business and economic events than larger, more established companies. Small cap companies tend to have more limited product lines, capital resources and/or management depth. Small cap companies tend to be more sensitive to changes in earnings results and forecasts and investor expectations and will experience sharper swings in market values. At times, small cap stocks may be less liquid and harder to sell at prices the Sub-advisers believe are appropriate. Additionally, the Fund generally will be more volatile than large cap funds because of the Fund’s focus on small cap stocks. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Foreign investment risk, which means risk unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
•	Emerging markets risk, emerging market countries are countries that the International Bank for Reconstruction and Development (the World Bank) considers to be emerging or developing. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at
46   Consulting Group Capital Markets

slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.
•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.
•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers, may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.
Consulting Group Capital Markets   47

International Equity Investments
Investment Objective
Capital appreciation.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in the equity securities of companies located outside the U.S. The Fund focuses on companies located in developed markets, but also may invest a portion of its assets in securities of companies located in emerging markets. The Fund intends to diversify its assets by investing primarily in securities of issuers located in at least three foreign countries. The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure. The Fund may not be able to hedge its currency exposure. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
How the Sub-advisers select the Fund’s investments
Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions.
     Marsico Capital Management, LLC (“Marsico”) seeks long-term growth of capital by investing in equity securities of foreign companies that are generally selected for their long-term growth potential. Marsico selects investments on the basis of “top-down” macro-economic analysis and “bottom-up” stock research and review. Stock selection emphasizes growth potential and investments may be sold from the Fund if, among other reasons, growth potential prospects change. The percentage of the Fund’s assets allocated to Marsico is 20%.
     Philadelphia International Advisors LP (“PIA”) seeks investments by evaluating a company’s growth outlook and
48   Consulting Group Capital Markets

market valuation based on traditional value characteristics, positive company-specific catalysts and other operating and financial conditions. PIA also utilizes a quantitative screening process to select companies with smaller market capitalizations. PIA does not engage in currency hedging. The percentage of the Fund’s assets allocated to PIA is 30%.
     Schroder Investment Management North America Inc. (“Schroders”) Schroders seeks reasonably priced international quality companies with strong growth prospects and a sustainable competitive advantage. Schroders utilizes a team-based “matrix approach” to drive research, security selection and Fund construction, resulting in investments across multiple regions and sectors. The percentage of the Fund’s assets allocated to Schroders is 25%.
     Thornburg Investment Management, Inc. (“Thornburg”) invests on an opportunistic basis, seeking traditional and basic value investments. Thornburg selects investments on the basis of individual issuer and industry analysis considering specific factors, including fundamental ratios and growth potential, in identifying undervalued securities. Thornburg invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals and typically fall into one of three categories: basic value, consistent earner, and emerging franchises. The percentage of the Fund’s assets allocated to Thornburg is 25%.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:
•	Market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•	Equity risk, which refers to the fact that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.
•	Foreign investment risk, which means risks unique to investing in foreign issuers. These include:

•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-advisers may not be able to sell securities held by the Fund in amounts and at prices they consider reasonable. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.
•	Currency risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.
•	Derivatives risk, which means that the Fund’s use of derivatives to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or a cash payment based on the change in value of one or more designated securities, currencies or indices. Even a small investment in derivatives contracts can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain derivative contracts presents the same types of credit risks as issuers of fixed income securities. Derivatives can also make the Fund’s assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.
•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
•	Emerging markets risk, emerging market countries are countries that the International Bank for Reconstruction and Development (“World Bank”) considers to be emerging or developing. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.
•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.
Consulting Group Capital Markets   49

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.
50   Consulting Group Capital Markets

Emerging Markets Equity Investments
Investment Objective
Long-term capital appreciation.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in equity securities of issuers located in emerging markets countries, defined as a country having per capita income in the low to middle ranges, as determined by the World Bank. To diversify its investments, the Fund invests primarily in securities of issuers located in at least three foreign countries. The Fund also may invest a portion of its assets in closed-end investment companies that invest in emerging markets. The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
How the Sub-advisers select the Fund’s investments
Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions.
     Lazard Asset Management LLC (“Lazard”) invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that are believed to be undervalued based on their earnings, cash flow or asset values. The percentage of the Fund’s assets allocated to Lazard is 40%.
     Newgate Capital Management LLC (“Newgate”) utilizes a top-down value approach and seeks to identify undervalued economic regions, countries and sectors. Newgate incorporates both geopolitical and macroeconomic factors into its investment strategy through fundamental analysis, investment experience and judgment. The percentage of the Fund’s assets allocated to Newgate is 30%.
     SSgA Funds Management, Inc. (“SSgA FM”) uses quantitative analysis to identify countries and stocks with attractive valuation, growth, technical and/or macro-economic characteristics. The percentage of the Fund’s assets allocated to SSgA FM is 30%.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include
•	Market risk, which is the risk that stock prices decline overall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•	Equity risk, which refers to the fact that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.
•	Foreign investment risk, which means risks unique to investing in foreign issuers. These include:
•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-advisers may not be able to sell securities held by the Fund in amounts and at prices they consider reasonable. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.

•	Emerging markets risk, which refers to the fact that the market value for emerging market equity securities historically has been very volatile and an investment in

Consulting Group Capital Markets   51

the Fund involves a substantial degree of risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.
•	Currency risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.

•	Derivatives risk, which means that the Fund’s use of derivatives to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or a cash payment based on the change in value of one or more designated securities, currencies or indices. Even a small investment in derivatives contracts can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain derivative contracts presents the same types of credit risks as issuers of fixed income securities. Derivatives can also make the Fund’s assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Closed-end investment company risk, which means that since closed-end investment companies issue a fixed number of shares they typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value per share.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.
52   Consulting Group Capital Markets

Core Fixed Income Investments
Investment Objective
Maximum total return, consistent with preservation of capital and prudent investment management.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in fixed income instruments. Fixed income instruments include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (Note that securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.. The Fund may invest in derivatives based on fixed income instruments, including futures, options, swaps, and swaptions, and may use other investment techniques such as mortgage dollar rolls, buy-backs and securities lending to earn additional income. The Fund also may engage in short sales. Investments may be structured to provide all types of interest rate payments, including fixed, variable, floating, inverse, zero or interest only rates of interest. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest in currency spot and forward transactions for the purpose of active currency exposure. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund may invest up to 15% in emerging market securities. The Fund may also invest up to 5% of its total asset in convertibles and 10% of its total assets in preferred stocks. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
     Credit quality. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated CCC or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-advisers to be of comparable quality.
     Duration. The Fund’s average portfolio duration normally ranges within two years (plus or minus) of the duration of the benchmark. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. Individual investments may be of any maturity.
How the Sub-advisers select the Fund’s investments
     BlackRock Financial Management, Inc. (“BlackRock”) employs a relative value approach, which identifies Fund duration within a desired narrow range and adds value through sector and sub-sector rotation within the corporate and mortgage sectors. BlackRock evaluates securities within a risk management framework which consists of determining interest rate risk, yield curve risk, cash flow risk, credit risk and liquidity risk of securities. The percentage of the Fund’s assets allocated to BlackRock is 25%.
     Metropolitan West Asset Management LLC (“MetWest”) utilizes five value-added principal strategies in selecting investments: (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution. The first three strategies are top-down in orientation and start with a decision of where duration should be established (within a plus-or-minus one-year range from the benchmark). The bottom-up strategies of security selection and execution involve the day-to-day evaluation of the fixed income market to identify value opportunities across sectors and informed negotiation of prices at which transactions take place. The percentage of the Fund’s assets allocated to MetWest is 25%.
Consulting Group Capital Markets   53

     Pacific Investment Management Company LLC (“PIMCO”) employs top-down (i.e., duration and volatility analyses, sector evaluation and yield curve shape analysis) and bottom-up (i.e., credit analysis, quantitative research, issue selection and cost-effective trading) investment techniques to select investments. The percentage of the Fund’s assets allocated to PIMCO is 25%.
     Western Asset Management Company (“WAMCo”) focuses on investment grade, long-term debt securities, and emphasizes four key strategies to enhance total return: adjusting the allocation of the Fund among the key sectors of the fixed income market—government, corporate and mortgage- and asset-backed—depending on WAMCo’s forecast of relative values; purchasing undervalued securities in each of the key sectors, while keeping overall quality high; tracking the duration of the overall Fund so that it falls within a narrow band relative to the benchmark index, with adjustments made to reflect WAMCo’s long-term outlook for interest rates; and positioning the term structure of the Fund to take advantage of market developments. The percentage of the Fund’s assets allocated to WAMCo is 25%.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:
•	Market risk, which is the risk that bond prices decline overall. Bond markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. The longer the Fund’s maturity or duration, the more sensitive its share price will be to interest rate movements.

•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.
•	Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price. Additionally, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.
•	Mortgage-backed securities risk, exists when the Fund invests in mortgage-backed securities which represent an interest in a pool of mortgages. Mortgage backed securities are subject to prepayment and extension risk but the negative effect of a rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of a portfolio. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
•	Asset-backed securities risk, exists when the Fund invests in asset-backed securities which are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities are subject to many of the same risks as mortgage-backed securities including prepayment and extension risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
•	Liquidity risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. This may result in a loss or may otherwise be costly to the Fund. Additionally, these securities may need to be fair valued.
•	Derivatives risk, which means that the Fund’s use of derivatives to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or a cash payment based on the change in value of one or more designated securities, currencies or indices. Even a small investment in derivatives contracts can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain derivative contracts presents the same types of credit risks as issuers of fixed income securities. Derivatives can also make the Fund’s assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.
54   Consulting Group Capital Markets

•	Borrowing risk, which means the Fund creates an opportunity for increased net income but, at the same time, creates special risks. For example, leveraging may exaggerate changes in and increase the volatility of the net asset value of Fund shares. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage also may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

•	Foreign investment risk, which means risks unique to investing in foreign issuers. These include:
•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-advisers may not be able to sell securities held by the Fund in amounts and at prices they consider reasonable.

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.
•	Emerging markets risk, emerging market countries are countries that the World Bank considers to be emerging or developing. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.
•	Currency risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.
•	Short sale risk, selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, selling short magnifies the potential for both gain and loss to the Fund. The larger the Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.
•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.
•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.
Consulting Group Capital Markets   55

High Yield Investments
Investment Objective
A high level of current income primarily through investment in below-investment grade debt securities.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in fixed income securities of corporate issuers located in the United States rated below investment grade by two or more nationally recognized statistical rating organizations (commonly called “junk bonds”), or, if unrated,
56   Consulting Group Capital Markets

of equivalent quality as determined by the Sub-advisers. These securities include all types of debt obligations, such as corporate bonds and notes and collateralized mortgage obligations. The Fund may invest up to 20% of its assets in securities of issuers located in developed and emerging market foreign countries. The Fund also may invest up to 20% of its assets in equity and equity-related securities, including common stock, convertible securities, preferred stock, warrants and rights. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
     Credit quality. The Fund invests primarily in junk bonds.
     Duration. The Fund’s average duration ranges from two to six years. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. Individual securities may be of any maturity.
How the Sub-advisers select the Fund’s investments
     PENN Capital Management Co., Inc. (“PENN Capital”) seeks investments from an initial universe that includes all domestic, corporate cash-paying dollar denominated bond issues that have spread-to-treasury and yield characteristics that are consistent with or wider than the single-B credit tier. Sectors and industries are selected that offer relative value based on PENN Capital’s macro-economic outlook. PENN Capital scans this group for companies with spreads to treasury that are wider than comparable companies, industry averages and historical averages. PENN Capital then performs liquidity analysis and qualitative research to determine if a credit is suitable for the Fund. It further screens each potential investment based on its effect on PENN Capital’s current industry weightings and diversification. The percentage of the Fund’s assets allocated to PENN Capital is 50%.
     Western Asset Management Company (“WAMCo”) uses multiple strategies, including issue selection, subsector allocation and other technical factors, to minimize risk and maximize return through diversification among industry, quality and security sectors. WAMCo’s investment process uses a team approach based on bottom-up research to identify attractive industries and analyze individual companies and issues for appropriate credit parameters and total rate of return potential, and top-down macroeconomic analysis to develop an investment outlook. WAMCo’s goal is to seek out companies with superior management teams with strong track records, defensible market positions, strong cash flow generation and growth prospects, and underlying asset values under multiple scenarios. The percentage of the Fund’s assets allocated to WAMCo is 50%.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:
•	Market risk, which is the risk that bond prices decline overall. Bond markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. The longer the Fund’s maturity or duration, the more sensitive its share price will be to interest rate movements.

•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Investment in high yield securities or junk bonds involves substantial risk of loss. The Fund could lose money if the issuer or guarantor of a Fund security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. Additionally, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.
•	Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower than market rates of interest, which could hurt the Fund’s yield or share price. Additionally, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.
•	Mortgage-backed securities risk, exists when the Fund invests in mortgage-backed securities which represent an interest in a pool of mortgages. Mortgage backed securities are subject to prepayment and extension risk but the negative effect of a rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of a portfolio. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
•	Asset-backed securities risk, exists when the Fund invests in asset-backed securities which are structured like mortgage-
Consulting Group Capital Markets   57

backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities are subject to many of the same risks as mortgage-backed securities including prepayment and extension risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
•	Liquidity risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. This may result in a loss or may otherwise be costly to the Fund. Additionally, these securities may need to be fair valued.
•	Foreign investment risk, which means risks unique to investing in foreign issuers. These include:
•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-advisers may not be able to sell securities held by the Fund in amounts and at prices they consider reasonable. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.
•	Emerging markets risk, which refers to the fact that in addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.
•	Currency risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.
•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
•	Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.
•	Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund’s exposure to a particular stock, industry or technique could be greater or smaller than if the Fund had a single Sub-adviser.
International Fixed Income Investments
58   Consulting Group Capital Markets

Investment Objective
Maximize current income, consistent with the protection of capital.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in non-U.S. dollar-denominated fixed income instruments. The Fund invests primarily in fixed income instruments of issuers located in at least three countries, including the U.S. Up to 15% of the Fund’s total assets may be invested in fixed income securities of issuers located in emerging markets countries. The fixed income instruments in which the Fund may invest include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (Note that securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Fund may invest in derivatives based on fixed income instruments including futures, options, swaps, and swaptions and may use other investment techniques such as mortgage dollar rolls, buy-backs and securities lending to earn additional income. The Fund also may engage in short sales. Investments may be structured to provide all types of interest rate payments, including fixed, variable, floating, inverse, zero or interest only rates of interest. The Fund may invest in currency spot and forward transactions for the purpose of active currency exposure. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund may also invest up to 5% of its total asset in convertibles and 10% of its total assets in preferred stocks. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
     Credit Quality. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-adviser to be of comparable quality.
     Duration. The Fund’s average portfolio duration normally ranges within two years (plus or minus) of the duration of the benchmark index. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. The Fund may invest in individual securities of any maturity.
How the Sub-adviser selects the Fund’s investments
     Pacific Investment Management Company LLC (“PIMCO”) employs a total return approach that focuses on both capital appreciation and income while managing overall risk. PIMCO manages global bond investments by focusing on both economic and credit fundamentals as key determinants of value in fixed income markets, limiting volatility with respect to the benchmark index.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:
•	Market risk, which is the risk that bond prices decline overall. Bond markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. The longer the Fund’s maturity or duration, the more sensitive its share price will be to interest rate movements.

•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.
•	Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt
Consulting Group Capital Markets 59

the Fund’s yield or share price. Additionally, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

•	Mortgage-backed securities risk, exists when the Fund invests in mortgage-backed securities which represent an interest in a pool of mortgages. Mortgage backed securities are subject to prepayment and extension risk but the negative effect of a rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of a portfolio. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•	Asset-backed securities risk, exists when the Fund invests in asset-backed securities which are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities are subject to many of the same risks as mortgage-backed securities including prepayment and extension risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

•	Derivatives risk, which means that the Fund’s use of derivatives to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or a cash payment based on the change in value of one or more designated securities, currencies or indices. Even a small investment in derivatives contracts can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain derivative contracts presents the same types of credit risks as issuers of fixed income securities. Derivatives can also make the Fund’s assets less liquid and harder to value, especially in declining markets.

•	Foreign investment risks, which means risks unique to investing in foreign issuers. These include:
•	Less information about foreign issuers or markets may be available because of less rigorous accounting standards or regulatory practices.

•	Many foreign markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Sub-adviser may not be able to sell securities held by the Fund in amounts and at prices it considers reasonable. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

•	Economic, political or social instability in foreign countries may significantly disrupt the principal financial markets in which the Fund invests.

•	Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company, which could have a severe effect on the Fund’s ability to bring its capital or income back to the U.S. or on security prices.

•	Withholding and other foreign taxes may decrease the Fund’s return.
•	Emerging markets risk, which refers to the fact that in addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. The Fund also could experience a loss from settlement and custody practices in some emerging markets.

•	Currency risk, which means the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged. In either event, the value of your investment in the Fund would be adversely affected.

•	Short sale risk, selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, selling short magnifies the potential for both gain and loss to the Fund. The larger the Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.
60 Consulting Group Capital Markets

•	Liquidity risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. This may result in a loss or may otherwise be costly to the Fund. These securities may also need to be fair valued.

•	Non-diversification risk, which means that because the Fund is a “non-diversified” fund, it is permitted to invest in a limited number of issuers. To the extent the Fund invests in a limited number of issuers or countries, it is subject, to a greater extent, to the risks associated with those issuers or countries.

•	Securities lending risk, which includes the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

•	Manager risk, which is the risk that poor security selection by the Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.
Consulting Group Capital Markets 61

Municipal Bond Investments
Investment Objective
A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes but such bonds may pay income that is subject to the Alternative Minimum Tax. The Fund’s investments generally include municipal obligations with a full range of maturities and broad issuer and geographic diversification.
     Credit quality. The Fund limits its investments to municipal obligations that are rated investment grade or higher by a nationally recognized statistical rating organization, or, if unrated, of equivalent quality as determined by the Sub-adviser.
     Duration. The Fund’s average duration is typically maintained at 90-110% of the average benchmark duration, which is the average duration of all the constituent bonds in the Barclays Capital Municipal Bond Index, the Fund’s benchmark. The Sub-adviser seeks to target the average duration of the benchmark which varies over time and may be impacted by market conditions. Duration is an approximate measure of the sensitivity of the market value of the portfolio holdings to changes in interest rates. The Fund is generally composed of securities having a full range of maturities. Maturity means the date on which the principal amount of a debt security is due and payable. Individual investments may be of any maturity.
How the Sub-adviser selects the Fund’s investments
     McDonnell Investment Management, LLC (“McDonnell”) employs a conservative approach to active municipal bond management. In order to add value, McDonnell attempts to identify relative value opportunities among securities and sectors, as well as exploiting anticipated changes in the slope of the yield curve.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:
•	Market risk, which is the risk that municipal bond prices decline overall. Bond markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. The longer the Fund’s maturity, the more sensitive its share price will be to interest rate movements.
•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security fails to make timely payment or otherwise honor its obligations. Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.
•	Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price. Additionally, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.
•	Municipal securities risk, which includes risks that new federal or state legislation or Internal Revenue Service
62 Consulting Group Capital Markets

determinations may adversely affect the tax-exempt status of securities held by the Fund or the financial ability of the municipalities to repay these obligations. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.
•	Liquidity risk, which means when there is little or no trading active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.
•	Taxation risk, which means the possibility that some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the federal alternative minimum tax. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.
•	Manager risk, which is the risk that poor security selection by the Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.
Consulting Group Capital Markets 63

Money Market Investments
Investment Objective
A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital
Principal investment strategies
The Fund invests exclusively in high-quality, short-term U.S. dollar denominated money market investments issued by U.S. and foreign issuers; provided that all such investments meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), at the time of acquisition.
     Credit quality. The Fund invests exclusively in high quality securities, generally those that are in the top two tiers of credit quality.
     Maturity. Individual securities must have remaining maturities of 397 days or less. Maturity means the date on which the principal amount of debt security is due and payable. The Fund maintains an average dollar-weighted portfolio maturity of 120 days or less.
How the Sub-adviser selects the Fund’s investments
     The Dreyfus Corporation (“Dreyfus”) seeks to maintain a constant net asset value per share of $1 by investing in securities that present minimal credit risks. Dreyfus focuses on improving the Fund’s yield by actively managing sector allocations and the average maturity of the Fund, monitoring the spread relationships between U.S. Treasury and government agency issues, purchasing agency issues when they provide a yield advantage and adjusting average portfolio maturity to reflect Dreyfus’ outlook on interest rates.
Principal risks
Loss of money is a risk of investing in the Fund.
The Fund’s principal risks include:

•	Interest rate risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. The longer the Fund’s maturity, the more sensitive it will be to interest rate movements. During periods when interest rates are low, the Fund’s yield will be low. During times of extreme financial crisis, the Federal Reserve may lower interest rates to very low levels, thereby exacerbating this risk.

•	Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a Fund investment could cause the Fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Securities issued by certain agencies and instrumentalities of the U.S. government are not guaranteed by the U.S. government and are supported solely by the credit of the instrumentality. The credit quality of the securities held by the Fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the Fund’s net asset value. YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

•	Liquidity risk, which is when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the Fund’s share price, even during periods of declining interest rates. Also, during
64 Consulting Group Capital Markets

such periods, redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s net asset value and remaining Fund shareholders.
•	Manager risk, which is the risk that poor security selection by the Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.
About the funds
Consulting Group Advisory Services LLC (“CGAS” or the “Manager”) (formerly, Citigroup Investment Advisory Services LLC), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment adviser for each series of the Consulting Group Capital Markets Funds (the “Trust,” and each series, a “Fund,” and collectively, the “Funds”). The Funds share a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser,” and collectively, the “Sub-advisers”) who are responsible for investing the assets of the Funds.
The investments and strategies described in this prospectus are those that CGAS and the Sub-advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. A Fund will do so only if CGAS or the Sub-advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. There is no guarantee that any Fund will achieve its investment objective. Unless otherwise explicitly stated herein, or in the Statement of Additional Information (“SAI”), the investment policies and restrictions of the Funds are not fundamental and may be changed by the Board, without shareholder approval
The multi-manager strategy
The Manager screens a universe of registered investment advisory firms and tracks the performance of more than 10,000 advisory firms. The Manager continually evaluates the strength and performance of these firms, focusing on a number of key issues, including:

•	level of expertise

•	relative performance and consistency of performance

•	strict adherence to investment discipline or philosophy

•	personnel, facility and financial strength

•	quality of service and communication

The Manager employs a rigorous evaluation process to select Sub-advisers that have distinguished themselves through consistent and superior performance. The Manager’s selection is subject to approval by the Board of Trustees of the Trust (“Board”). The Manager recommends the portion of assets of each Fund to be managed by each Sub-adviser and may adjust each allocation by up to 10% without Board approval.
Consulting Group Capital Markets 65

Many of the Funds feature multiple Sub-advisers chosen to complement each other’s specific style of investing.
Asset allocation programs
Shares of the Funds are available to participants in advisory programs or asset based fee programs sponsored by MSSB, including the TRAK® Personalized Investment Advisory Service (“TRAK®”), or other investment advisory programs approved by MSSB. The advisory services provide investors with asset allocation recommendations, which are implemented through the Funds.
The advisory services generally include:

•	evaluating the investor’s investment objectives and time horizon

•	analyzing the investor’s risk tolerance

•	recommending an allocation of assets among the Funds in the Trust

•	providing monitoring reports containing an analysis and evaluation of an investor’s account and recommending any changes

While an advisory service makes recommendations, the ultimate investment decision is typically up to the investor and not the provider of the advisory service. Under an advisory service, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum fee for assets invested in the Trust under TRAK® is 2.00% of average quarter-end net assets. Investors existing prior to April 1, 2010, will be assessed a maximum fee for all assets invested in the Trust under TRAK® of 1.50% of average quarter-end net assets. This fee may be reduced in certain circumstances. The fee under the Advisory Services may be paid either by redemption of shares of the Trust or by separate payment.
CGM, the Trust’s Distributor, may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.
The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to
66 Consulting Group Capital Markets

you. Please contact your financial intermediary for details about revenue sharing payments it may receive.
Portfolio holdings
A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.
Fund management
The Manager’s address is 2000 Westchester Avenue, Purchase, NY 10577. CGAS was formed as a Delaware corporation on September 21, 2005, and was reorganized as a Delaware limited liability company in May 2009. The Manager is a subsidiary of MSSBH. The Trust’s distributor, Citigroup Global Markets Inc. (“CGM” or the “Distributor”), is also a clearing broker of Morgan Stanley Smith Barney LLC (“MSSB”) and is an affiliate of CGAS. The Manager was established to match the investment needs of institutional investors and substantial individual investors with appropriate and well qualified investment advisers.
Subject to the review and approval of the Board, the Manager is responsible for selecting, supervising, monitoring and evaluating the Sub-advisers. The Manager may adjust the allocation of a Fund’s assets among Sub-advisers by up to 10%. Only the Board can make any adjustment affecting more than 10% of a Fund’s assets. The Manager also is responsible for recommending to the Board whether a Sub-adviser should be replaced. The Funds rely upon an exemptive order from the SEC that permits the Manager to select new Sub-advisers or replace existing Sub-advisers without first obtaining shareholder approval. One of the conditions of the exemptive order is that the Board, including a majority of the “non-interested” Trustees, must approve each new Sub-adviser. In accordance with the exemptive order, the Funds will provide investors with information about each new Sub-adviser within 90 days of the hiring of any new Sub-adviser.
A discussion regarding the Board’s basis for approving the investment advisory and subadvisory agreements is available in the Trust’s Annual Report for the year ended August 31, 2010. For Sub-advisers approved after August 31, 2010, a discussion of the Board’s basis for approval of such agreement(s) will be in the Trust’s Semi-Annual Report for the period ending February 28, 2011.
The Sub-advisers. The Sub-advisers are responsible for the day-to-day investment management of the Funds. The names and addresses of the Sub-advisers, the percentage of Fund assets each Sub-adviser manages and certain information about the Fund manager or portfolio management team for each Fund are set forth below. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

			Fund Manager/Fund Management Team	Fund
			Members, Title,	Manager
Fund	Sub-adviser	Percentage	Past 5 years’ business experience	Since

Large Capitalization Growth Investments	Delaware Management Company (“Delaware”) 2005 Market Street Philadelphia, PA 19103	25%	Jeffrey S. Van Harte, CFA® Senior Vice President and CIO — Focus Growth Equity (2005-present), CIO for Focus Growth Equity team); previously, Principal and Executive Vice President at Transamerica Investment Management (“TIM”).	2006

			Christopher J. Bonavico, CFA® Manager and Equity Analyst (2005-present), Senior Portfolio Manager on the firm’s Focus Growth Equity team. Previously, Principal and Portfolio Manager at TIM.	2006

			Christopher M. Ericksen, CFA® Manager and Equity Analyst (2005-present) on the firm’s Focus Growth Equity team. Portfolio manager, TIM, (2004-2005). Previously, Vice President at Goldman Sachs.	2006

			Daniel J. Prislin, CFA® Manager and Equity Analyst (2005-present), Senior Portfolio Manager on the firm’s Focus Growth Equity team. Previously, Principal and portfolio manager, TIM.	2006

	Frontier Capital Management Co., LLC (“Frontier”) 99 Summer Street Boston, MA 02110	10%	Stephen M. Knightly, CFA® Senior Vice President and Portfolio Manager (1992-present).	2009

	Wells Capital Management Inc. (“WellsCap”) 525 Market Street 10th Floor San Francisco, CA 94105	25%	Thomas J. Pence, CFA® Managing Director and Senior Portfolio Manager Mr. Pence joined WellsCap in 2000. Mr. Pence covers fundamental growth equity.	2006

			Michael Smith, CFA Portfolio Manager (2005-present). Mr. Smith joined WellsCap from Strong Capital Management (“Strong”). Mr. Smith joined Strong in 2000

			Michael C. Harris, CFA® Portfolio Manager (2000-present). Mr. Harris covers fundamental growth equity.	2006
Consulting Group Capital Markets 67

			Fund Manager/Fund Management Team	Fund
			Members, Title,	Manager
Fund	Sub-adviser	Percentage	Past 5 years’ business experience	Since

	Westfield Capital Management Company, L.P. (“Westfield”) One Financial Center 24th Floor Boston, MA 02111	40%	Arthur J. Bauernfeind Chairman (1990-present). Mr. Bauernfeind advises on market strategy and provides economic outlooks.	2004

			William A. Muggia President, CEO and CIO (1994-present). Mr. Muggia covers the healthcare and energy sectors and provides overall market strategy.	2004

			Matthew W. Strobeck Partner and Senior Security Analyst (2003-present). Mr. Strobeck covers the healthcare sector.	2008

			Ethan J. Meyers Partner and Senior Security Analyst (1999-present). Mr. Meyers covers the consumer, industrials, and information technology sectors.	2004

			Scott R. Emerman Senior Security Analyst (2002-present). Mr. Emerman is responsible for covering the consumer discretionary and consumer staples sectors for the Fund.	2004

Large Capitalization Value Equity Investments	Artisan Partners Limited Partnership (“Artisan”) 875 East Wisconsin Avenue Suite 800 Milwaukee, WI 53202	10%	Scott C. Satterwhite, CFA® Managing Director amd Co-Portfolio Manager (1997-present). Mr. Satterwhite co-manages the mid cap value, small cap value and opportunistic value disciplines at Artisan.

			James C. Kieffer, CFA® Managing Director and Co-Portfolio Manager (1997-present). Mr. Kieffer co-manages the mid cap value, small cap value and opportunistic value disciplines at Artisan.	2009

			George O. Sertl, Jr., CFA® Co-Portfolio Manager (2000-present). Mr. Sertl co-manages the mid cap value, small cap value and opportunistic value disciplines at Artisan.	2009

	Cambiar Investors, LLC (“Cambiar”) 2401 East Second Avenue Suite 500 Denver, CO 80206	30%	Brian M. Barish, CFA® Principal—President and Director of Research, Chairman of the Oversight Board (2002-present), Portfolio Manager, focusing on technology, aerospace and defense, and auto sectors (1997-present).	2004

			Maria L. Mendelsberg, CFA® Principal—Portfolio Manager, Senior Investment Analyst (1999-present), Portfolio manager, focusing on healthcare and retailing sectors.	2004

			Anna A. Aldrich, CFA® Principal—Portfolio Manager, Senior Investment Analyst (1999-present), Portfolio manager, focusing on the financial services and consumer staples sectors.	2004

			Timothy A. Beranek Principal—Portfolio Manager, Senior Investment Analyst (1999-present), Portfolio manager, focusing on energy, utilities, and basic material sectors.	2004

	Cullen Capital Management, LLC (“Cullen”) 645 Fifth Avenue Suite 700 New York, NY 10022	15%	James P. Cullen President and Portfolio Manager (2000-present). Mr. Cullen is a founder of Cullen Capital, and has been its President since 2000. He is also President of Shafer Cullen Capital Management since 1983.	2008

			John C. Gould Portfolio Manager (2000-present). Mr. Gould is Executive Vice President and a Portfolio Manager since May 2000.	2008

	NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue Suite 700 Dallas, TX 75201	15%	Paul A. Magnuson Managing Director (1992-present). Senior Research Analyst and Portfolio Manager. Mr. Magnuson manages the Small Cap Value strategy and oversees NFJ’s investment processes.	2005

			Ben J. Fischer, CFA® Managing Director (1989-present). Founding partner; provides investment analysis and research.	2006

			Jeffrey S. Partenheimer, CFA®, CPA Managing Director (1999-present), Portfolio Manager and Financial Analyst.	2006
68 Consulting Group Capital Markets

			Fund Manager/Fund Management Team	Fund
			Members, Title,	Manager
Fund	Sub-adviser	Percentage	Past 5 years’ business experience	Since

			R. Burns McKinney, CFA® Principal, Portfolio Manager (2006-present), provides investment analysis and research. Previously, Equity Analyst, Evergreen Investments.	2009

			Thomas W. Oliver, CFA®, CPA Principal, Portfolio Manager (2005-present). Prior to joining NFJ, Mr. Oliver was Corporate Reporting Manager, Perot Systems Corporation (1999-2005).	2009

	HGK Asset Management, Inc. (“HGK”) 525 Washington Blvd. Jersey City, NJ 07310	30%	Michael Pendergast, CFA, Chief Investment Officer (“CIO”), Managing Director, Portfolio Manager (1983-present). Mr. Pendergast manages HGK’s large cap value and all cap value strategies. He joined HGK in 1983	2010

			Paul Carlson, CFA, Senior Portfolio Manager (1991-present). Mr. Carlson manages HGK’s mid cap value equity strategy, also co-manages HGK’s all cap value strategy. He joined HGK in 1991.	2010

			Eric Fuhrman, CFA, Portfolio Manager (2001-present). Mr. Fuhrman manages HGK’s small cap value strategy, also co-manages HGK’s all cap value and quantitative strategies. He joined HGK in 2001.	2010

Small Capitalization Growth Investments	Wall Street Associates LLC (“Wall Street”) 1200 Prospect Street Suite 100 La Jolla, CA 92037	50%	William Jeffery, III Principal, President, and CIO (1997-present). He is responsible for the implementation and oversight of the Fund’s investment process.	1997

			Kenneth F. McCain Principal, Portfolio Manager (1997-present), covers the technology sector of the Portfolio.	1997

			Paul J. Ariano, CFA® Portfolio Manager (2005-present), covers the energy, consumer discretionary and health care sectors of the Portfolio; Analyst (1997-2004).	1997

			Carl Wiese, CFA® Portfolio Manager (2005-present), covers the financial services, producer durables and other sectors of the Fund; Analyst (2000-2004).	1997

			Paul K. LeCoq Principal, Portfolio Manager (1999-present), covers the technology sector.	2005

	Westfield Capital Management Company, L.P. (“Westfield”) One Financial Center 24th Floor Boston, MA 02111	50%	Arthur J. Bauernfeind Chairman (1990-present). Mr. Bauernfeind advises on market strategy and provides economic outlooks.	2000

			William A. Muggia President, CEO and CIO (1994-present). Mr. Muggia covers the healthcare and energy sectors, and provides market strategy.	2000

			Matthew W. Strobeck Partner (2003-present). Mr. Strobeck covers the healthcare sector.	2009

			Ethan J. Meyers Partner (2004-present). Mr. Meyers joined Westfield in 1999 and covers the consumer, industrials, and information technology sectors.	2000

			Scott R. Emerman Partner (2002-present). Mr. Emerman covers consumer discretionary and consumer staples sectors.	2002

Small Capitalization Value Equity Investments	Delaware Management Company (“Delaware”) 2005 Market Street Philadelphia, PA 19103	35%	Christopher S. Beck Senior Vice President and Senior Portfolio Manager (2003-present). Mr. Beck leads Delaware’s Small/Mid Cap Value team. He joined Delaware in 1997.	2005

	NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue Suite 700 Dallas, TX 75201	35%	Paul A. Magnuson Managing Director (1992-present). Senior Research Analyst and Portfolio Manager. Mr. Magnuson manages the Small Cap Value strategy and oversees NFJ’s investment processes.	1993

			Ben J. Fischer, CFA® Managing Director (1989-present). Founding partner; provides investment analysis and research.	2006

			R. Burns McKinney, CFA® Principal, Portfolio Manager (2006-present), provides investment analysis and research. Previously, Equity Analyst, Evergreen Investments.	2006
Consulting Group Capital Markets 69

			Fund Manager/Fund Management Team	Fund
			Members, Title,	Manager
Fund	Sub-adviser	Percentage	Past 5 years’ business experience	Since

			Morley D. Campbell, CFA® Portfolio Manager (2007-present). Prior to joining NFJ, Mr. Campbell attended Harvard Business School.	2009

	Rutabaga Capital Management LLC (“Rutabaga”) 64 Broad Street Boston, MA 02109	30%	Peter Schliemann Managing Principal (2000-present), Portfolio Manager.	2000

			Brent Miley Principal (2000-present), Portfolio Manager.	2000

			N. Carter Newbold Principal (2000-present), Portfolio Manager.	2000

			Dennis Scannell Principal (2000-present), Portfolio Manager.	2000

			Rob Henderson Principal (2005-present), Portfolio Manager; previously, Co-Portfolio Manager of the MFS New Discovery Fund, Massachusetts Financial Services (1996-2005).	2005

International Equity Investments	Marsico Capital Management, LLC (“Marsico”) 1200 17th Street Suite 1600 Denver, CO 80202	20%	James G. Gendelman Portfolio Manager (2000-present).	2008

	Philadelphia International Advisors LP (“PIA”) 1650 Liberty Street One Liberty Place Suite 1400 Philadelphia, PA 19103	30%	Andrew B. Williams, CFA® CIO, Lead Portfolio Manager (2002-present).	2002

			Robert C. Benthem de Grave Analyst (2002-present), covers Europe and various sectors.	2002

			Frederick B. Herman, III, CFA® Analyst (2002-present), covers Japan, parts of southeast Asia, and various sectors.	2002

			Stephen C. Dolce, CFA® Analyst (2010-present), covers UK and various sectors; prior to joining PIA, Senior Analyst, DuPont Capital Management (1997-2010).	2011

			Scott E. Decatur, PhD Director of Quantitative Research (2005-present), managers a portfolio of international small cap securities (2008-present).	2011

	Schroder Investment Management North America Inc. (“Schroders”) 875 Third Avenue 22nd Floor New York NY 10022-6225	25%	Virginie Maisonneuve, CFA® Head of Schroders’ Global and Europe, Australasia, Far East (EAFE) Team. She has been with Schroders since 2004. Previously, Co-CIO and Director, Clay Finlay (1998-2004).	2007

	Thornburg Investment Management, Inc. (“Thornburg”) 2300 N. Ridgetop Road Santa Fe, NM 87506	25%	William Fries, CFA® Managing Director and Co-Portfolio Manager (1995-present). Mr. Fries joined Thornburg in 1995.	2008

			Wendy Trevisani Managing Director and Co-Portfolio Manager (2006—present). Ms. Trevisani joined Thornburg in 1999.	2008

			Lei Wang, CFA® Managing Director and Co-Portfolio Manager (2006—present). Mr. Wang joined Thornburg in 2004.	2008

Emerging Markets Equity Investments	Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112	40%	Rohit Chopra Director (1999-present), Member of Lazard’s Emerging Markets Equity portfolio management team focusing responsible for consumer and telecommunications research and analysis.	2009

			James M. Donald Managing Director (1996-present), Member of Lazard’s Emerging Markets Equity portfolio management team and Head of the Emerging Markets Group	2009

			Erik McKee Senior Vice President (1999-present), Member of Lazard’s Emerging Markets Equity portfolio management team focusing for the materials and industrials sectors of the Emerging Markets Group.	2009
70 Consulting Group Capital Markets

			Fund Manager/Fund Management Team	Fund
			Members, Title,	Manager
Fund	Sub-adviser	Percentage	Past 5 years’ business experience	Since

			John R. Reinsberg Deputy Chairman (1992-present), responsible for oversight of Lazard’s International and Global strategies and a member of Lazard’s Global Equity and International Equity portfolio management teams.	2009

	Newgate Capital Management LLC (“Newgate”) One Sound Shore Drive Greenwich, CT 06830	30%	Avy Hirshman Managing Director and CIO (2000-present). Mr. Hirshman is responsible for the investment strategy, asset allocation and security selection for the Fund.	2004

			James Trainor, CIMA Managing Director and Senior Portfolio Manager (2000-present). Mr. Trainor is responsible for asset allocation, portfolio management and security selection for the Fund.	2004

			Sonia Rosenbaum, Ph.D. Managing Director and Director of Research (1982-present). Dr. Rosenbaum is responsible for portfolio management, quantitative systems and research for the Fund.	2004

			Matthew Peterson Director of Investments (2005-present). Mr. Peterson is responsible for the investment strategy and risk analysis for the Fund; previously, Chief Financial Officer, Lydian Wealth Management (1995-2005).	2005

			David Lee Investment Director and Portfolio Manager (2007-present). Mr. Lee is responsible for the Asia sector; previously, Portfolio Manager, Rohatyn Group (2003-2007).	2007

			Maria Eugenia Tinedo Portfolio Manager and Senior Research Analyst (2006-present). Ms. Tinedo is responsible for Latin America; previously, Senior Analyst, Citigroup Asset Management (1999-2006).	2006

	SSgA Funds Management, Inc. (“SSgA FM”) State Street Financial Center One Lincoln Street Boston, MA 02111	30%	Christopher Laine Vice President and Senior Portfolio Manager (2007-present). Mr. Laine is a Vice President of SSgA, Principal of SSgA Funds Mangement, Inc. and a Senior Member of the Active Emerging Markets Team. Prior to that, he was Head of Asset Allocation for a European Emerging Markets Hedge Fund, Alpinex Financial Group (2005-2007).	2010

			Stephen J. McCarthy, CFA® Vice President, Principal Mr. McCarthy is a Vice President of SSgA, Principal of SSgA FM and Senior Portfolio Manager in the active emerging markets team. He joined SSgA in 1998.	1998

Core Fixed Income Investments	BlackRock Financial Management, Inc. (“BlackRock”) Park Avenue Plaza 55 East 52nd St. New York, NY 10055	25%	Brian Weinstein Managing Director and Portfolio Manager (2002-present) responsible for the day-to-day management of the portfolio including setting the overall investment strategy and overseeing management.	2010

			Matthew Marra Managing Director and Portfolio Manager member Fixed Income Portfolio Management Group (1991-present), responsible for managing total return portfolios, with a sector emphasis on Treasury and agency securities. He also helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts.	2000

	Metropolitan West Asset Management, LLC (“MetWest”) 865 South Figueroa Street Los Angeles, CA 90017	25%	Tad Rivelle CIO and Managing Director (1996-present).	2007
Consulting Group Capital Markets 71

			Fund Manager/Fund Management Team	Fund
			Members, Title,	Manager
Fund	Sub-adviser	Percentage	Past 5 years’ business experience	Since

			Laird Landmann Managing Director and Portfolio Manager (1996-present).	2007

			Steve Kane, CFA® Managing Director and Portfolio Manager (1996-present).	2007

	Pacific Investment Management Company (“PIMCO”) 840 Newport Center Drive Newport Beach, CA 92660	25%	Chris P. Dialynas Managing Director Portfolio Manager, and a senior member of PIMCO’s investment strategy group. He joined PIMCO in 1980.	2000
	Western Asset Management Company (“WAMCo”) 385 E. Colorado Blvd Pasadena, CA 91101	25%	S. Kenneth Leech CIO Emeritus (1990-present), responsible for strategic oversight of investments and supervising the sector specialist teams dedicated to various asset classes.	2004

			Stephen A. Walsh CIO (1991-present), co-team leader responsible for oversight of investments and supervising the sector specialist teams dedicated to various asset classes.	2004

			Edward A. Moody Portfolio Manager (1985-present), responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.	2004

			Carl L. Eichstaedt Portfolio Manager (1994-present), responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.	2004

			Michael C. Buchanan Portfolio Manager (2005-present), responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Previously, Credit Suisse Asset Management, LLC (“CSAM”) (2003-2005).	2004

			Mark S. Lindbloom Portfolio Manager (2006-present), responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Previously, Citigroup Asset Management (1986-2005).	2004

High Yield Investments	PENN Capital Management Co., Inc. (“PENN Capital”) Navy Yard Corporate Center 3 Crescent Drive, Suite 400 Philadelphia, PA 19112	50%	Richard A. Hocker Founder & CIO (1987-present).	2006

			Eric J. Green, CFA® Director of Research, Senior Portfolio Manager & Principal (1997-present). Mr. Green is responsible for buy/sell decisions, portfolio construction and monitoring positions in the equity and high yield portfolios.	2006

	Western Asset Management Company (“WAMCo”) 385 E. Colorado Blvd Pasadena, CA 91101	50%	S. Kenneth Leech CIO (1990-present), co-team responsible for strategic oversight of the Fund’s investments and supervising the operations of the various sector specialist teams dedicated to various asset classes.	2001

			Stephen A. Walsh Deputy CIO (1991-present), co-team leader responsible for strategic oversight of the Fund’s investments and supervising sector specialist teams dedicated to various asset classes.	2001

			Michael C. Buchanan Portfolio Manager (2005-present); responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Previously, CSAM (2003-2005).	2005

International Fixed Income Investments	Pacific Investment Management Company LLC (“PIMCO”) 840 Newport Center Drive Newport Beach, CA 92660	100%	Mohamed A. El-Erian Chief Executive Officer and Co-Chief Investment Officer (2007-present). Mr. El-Erian re-joined PIMCO in December 2007, after serving as President and CEO of Harvard Management Company (2005-2007). Prior to that time, Mr. El-Erian was Managing Director at PIMCO, which he originally joined in 1999.	2009

Municipal Bond Investments	McDonnell Investment Management, LLC (“McDonnell”) 1515 W. 22nd Street 11th floor Oak Brook, IL 60523	100%	Stephen Wlodarski, CFA® Managing Director (2001-present), Municipal Client Group.	2005

			James Grabovac, CFA® Vice President and Senior Portfolio Manager (2002-present), Municipal Client Group.	2005
72 Consulting Group Capital Markets

			Fund Manager/Fund Management Team	Fund
			Members, Title,	Manager
Fund	Sub-adviser	Percentage	Past 5 years’ business experience	Since

Dawn Mangerson
Vice President and Senior Portfolio Manger
(2006-present), Lead Portfolio Manager for the Fund, Municipal Client Group; previously, Managing Director and Fixed Income Portfolio Manager, ABN AMRO/Chicago Capital Management.

Money Market Investments	The Dreyfus Corporation (“Dreyfus”) 200 Park Avenue, 8th Floor New York, NY 10166	100%	Jay Sommariva Portfolio Manager (2005-present). Mr. Sommariva is responsible for managing and trading short duration portfolios. Prior to joining Dreyfus, he was Chief Operating Officer at Ellis Autogroup (2004-2005) and a portfolio manager at Northern Trust Global Investments (2000-2004).	2008
Consulting Group Capital Markets 73

Management Fees. The Manager receives a management fee from each Fund for its services. In turn, the Manager pays each Sub-adviser a fee for its subadvisory services. The Manager may voluntarily waive a portion or all of the management fees otherwise payable to it by a Fund. The chart below shows the contractual management fees for each Fund and the actual management fees paid to the Manager for the fiscal year ended August 31, 2010, based on a percentage of average daily net assets.

		Actual
		Management Fee
	Contractual	Paid During Most
Fund	Management Fee	Recent Fiscal Year

Large Capitalization Growth Investments	0.60%	%
Large Capitalization Value Equity Investments	0.60%	%
Small Capitalization Growth Investments	0.80%	%
Small Capitalization Value Equity Investments	0.80%	%
International Equity Investments	0.70%	%
Emerging Markets Equity Investments	0.90%	%
Core Fixed Income Investments	0.40%	%
High Yield Investments	0.70%	%
International Fixed Income Investments	0.50%	%
Municipal Bond Investments	0.40%	%
Money Market Investments	0.15%	%
Potential Conflicts of Interest. The management fees paid by each Fund to the Manager and the subadvisory fees paid by the Manager to each Sub-adviser vary depending upon the Fund. For this reason, the Manager could retain a larger portion of its management fees by recommending certain Funds to clients in its asset allocation program or by recommending certain Sub-advisers to the Board. You should consider this potential conflict of interest when evaluating a Fund for investment and/or the Manager’s asset allocation recommendation. The Manager intends to comply with standards of fiduciary duty that require it to act solely in the best interest of a participant when making such investment recommendations and to avoid any conflict of interest.
The SAI provides additional information about each Sub-adviser, including more information about their investment strategies and techniques, compensation paid to each Sub-adviser’s portfolio manager(s), other accounts managed by such portfolio managers and the portfolio managers’ ownership of the Fund’s shares.
MSSB affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use inside information acquired by any division, department or affiliate of MSSB in the course of those relationships. To the extent the Funds acquire securities from an issuer that has a borrowing or other relationship with MSSB or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit MSSB and/or its affiliates.
Additional information regarding various former or current affiliates of, or predecessors to CGAS, CGM, or MSSB is included in the Trust’s Annual Report and the Form ADV of CGAS.
74 Consulting Group Capital Markets

Investment and account information
Account transactions
Purchase of shares. You may purchase shares of a Fund if you are a participant in an advisory program or asset based fee program sponsored by MSSB, including TRAK®, or by a qualified investment adviser not affiliated with MSSB. Purchases of shares of a Fund must be made through a brokerage account maintained with MSSB or through a broker that clears securities transactions through CGM, a clearing broker of MSSB (an introducing broker). You may establish a brokerage account with MSSB free of charge in order to purchase shares of a Fund.
•	The minimum initial aggregate investment in the TRAK® program is $10,000. The minimum investment in a Fund is $100.

•	There is no minimum on additional investments.

•	The minimum initial aggregate investment in the TRAK® program for employees of MSSB and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.

•	The Funds and the TRAK® program may vary or waive the investment minimums at any time.

•	You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the SAI.
Shares of the Funds are sold at net asset value per share (“NAV”) without imposition of a sales charge but will be subject to any applicable advisory program fee. You may buy shares of a Fund at NAV on any day the NYSE is open by contacting your broker. All orders to purchase accepted by CGM or the introducing broker before 4:00 p.m. Eastern time will receive that day’s share price. Orders accepted after 4:00 p.m. will receive the next day’s share price. If the NYSE closes early, the Funds may accelerate transaction deadlines accordingly. All purchase orders must be in good order to be accepted. This means you have provided the following information:
•	Name of the Fund

•	Your account number

•	Dollar amount or number of shares to be purchased

•	Signatures of each owner exactly as the account is registered
Each Fund reserves the right to reject purchase orders or to stop offering its shares without notice. No order will be accepted unless MSSB has received and accepted an advisory agreement signed by the investor participating in the TRAK® program or other advisory program or asset based fee program sponsored by MSSB. Orders may also be accepted from investors who maintain a brokerage account through MSSB. With respect to investors participating in advisory programs sponsored by entities other than MSSB, MSSB must have received and accepted the appropriate documents before the order will be accepted. Payment for shares must be received by MSSB’s clearing broker or the introducing broker within three business days after the order is placed in good order.
Customer Identification Program. Federal law requires the Trust to obtain, verify and record identifying information, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Trust. Applications without the required information
Consulting Group Capital Markets 75

may not be accepted by the Trust, or the financial institution or financial intermediary through which account documentation may be received. After accepting an application, to the extent permitted by applicable law or its customer identification program, the Trust reserves the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Trust; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Trust are unable to verify an investor’s identity. The Trust will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.
Redemption of shares. You may sell shares of a Fund at NAV on any day the NYSE is open by contacting your broker. All redemption requests accepted by MSSB’s clearing broker or an introducing broker before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Funds may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your CGM advisory service, you must redeem your shares in the Funds.
Each Fund has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder’s account at MSSB or at an introducing broker for up to seven days, as permitted by law. Redemption proceeds held in an investor’s brokerage account generally will not earn any income and MSSB or the introducing broker may benefit from the use of temporarily uninvested funds. A shareholder who pays for shares of a Fund by personal check will be credited with the proceeds of a redemption of those shares after the purchaser’s check has cleared, which may take up to 10 days.
Money Market Investments shall have the ability to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation in accordance with Rule 22e-3 of the 1940 Act if (i) the Board of Trustees, including a majority of Trustees who are not interested persons of the Funds, determines that the extent of deviation between Money Market Investments’ amortized cost price per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to investors or existing shareholders; (ii) the Board of Trustees, including a majority of Trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund.
Exchange of shares. An investor that participates in an advisory program may exchange shares in a Fund for shares in any other Fund in the Trust at NAV without payment of an exchange fee. Be sure to read the Prospectus and consider the investment objectives and policies of any Fund into which you make an exchange. An exchange is a taxable transaction except for exchanges within a retirement account.
Frequent purchases and sales of portfolio shares. Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a Fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a Fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a Fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a Fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other Funds could also be affected.
Frequent purchases and redemptions of shares of a Fund may interfere with the efficient management of the Fund, increase portfolio transaction costs and have a negative effect on the Fund’s long-term shareholders. Because of the potential harm to the Funds and their long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance and other techniques. Under these policies and procedures, the Trust may limit additional exchanges or purchases of Fund shares by shareholders whom the Manager believes to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Trust reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Manager believes to be obvious market timing, the Manager will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Manager believes could be
76 Consulting Group Capital Markets

either abusive or for legitimate purposes, the Trust may permit the account holder to justify the activity.
The policies apply to any account, whether an individual account or accounts with financial intermediaries, such as investment advisers, introducing brokers and retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.
The Trust’s policies also require personnel, such as portfolio managers and investment staff, to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the Manager and its affiliates, other than money market funds. Additionally, the Trust has adopted policies and procedures to prevent the selective release of information about the portfolio holdings held by Funds of the Trust, as such information may be used for market-timing and similar abusive practices.
Money market portfolios are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. For this reason the policies with respect to frequent purchases and sales of shares do not apply to Money Market Investments.
Share certificates. Share certificates for the Funds will no longer be issued. If you currently hold share certificates of a Fund, such certificates will continue to be honored.
Accounts with low balances. If your account falls below $7,500 as a result of redemptions (and not because of performance or payment of the TRAK® Advisory Service fees), MSSB or the introducing broker may ask you to increase the size of your account to $7,500 within thirty days. If you do not increase the account to $7,500, MSSB may redeem the shares in your account at net asset value and remit the proceeds to you. The proceeds will be deposited in your brokerage account unless you instruct otherwise.
Valuation of shares
Each Fund offers its shares at NAV. Each Fund calculates its NAV once daily as of the close of regular trading on the NYSE (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. If the NYSE closes early, the Funds may accelerate calculation of NAV.
The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board. The Board has approved procedures to be used to value each Fund’s securities for the purposes of determining the Fund’s NAV. The Board has delegated certain valuation functions to the Manager. A Fund generally values its securities based on readily available market quotations determined at the close of trading on the NYSE. Debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by approved third-party pricing agents.
A Fund’s currency conversions, if any, are done as of the close of the London Stock Exchange (“LSE”). For securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by third party pricing vendors using a variety of pricing techniques and methodologies. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the Manager may determine the price, using quotations received from one or more broker/dealers that make a market in the security or by using fair value procedures approved by the Board. Certain Funds invest in emerging market securities and in securities rated below investment grade, some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable; these Funds may use fair valuation procedures more frequently than funds that invest primarily in exchange-traded securities. A Fund also may use fair value procedures if the Manager determines that a significant event has occurred between when a market price is determined and when the Fund’s NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund calculates its NAV.
For International Equity Investments and Emerging Markets Equity Investments, the Board has approved the use of a fair value model developed by a pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such index and percentage may be determined by the Manager from time to time.
Valuing securities using fair value procedures involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time the Fund determines its net asset value.
Additionally, international markets may be open, and trading may take place, on days when U.S. markets are closed. For this reason, the values of foreign securities owned by a Fund
Consulting Group Capital Markets 77

could change on days when shares of the Fund cannot be bought or redeemed.
More information about the valuation of the Funds’ holdings can be found in the SAI.
Dividends and distributions
Each Fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. Money Market Investments declares dividends, if any, daily from net investment income and pays dividends monthly. Shareholders in Money Market Investments receive dividends from the day following purchase through the date of redemption. Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments declare and pay dividends, if any, monthly from net investment income. The equity oriented Funds and International Fixed Income Investments declare and pay dividends, if any, annually from net investment income. All of the Funds declare and distribute realized net capital gains, if any, annually, typically in December. The equity oriented Funds expect distributions to be primarily from capital gains. The fixed income oriented Funds expect distributions to be primarily from income. All dividends and capital gains are reinvested in shares of the Fund that paid them unless the shareholder elects to receive them in cash.
Taxes
So long as a Fund meets the requirements for being a tax-qualified regulated investment company (“RIC”), the Fund will pay no federal income tax on the earnings and gains, if any, it distributes to shareholders, provided that it satisfies a minimum distribution requirement. If a Fund fails to qualify as a RIC or fails to meet the distribution requirement, the Fund will be subject to federal income tax at regular corporate rates (without a deduction for distributions to shareholders). In addition, when distributed, income (including any distributions of net tax-exempt income and net long-term capital gains) would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.
Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends and long-term capital gain distributions received by shareholders, other than in a tax-deferred retirement account, are taxable whether received in cash or reinvested in shares. Although dividends (including dividends from short-term capital gains) are generally taxable as ordinary income, for taxable years beginning before January 1, 2011, individual shareholders who satisfy certain holding periods and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by a Fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and RICs) and certain foreign corporations. In order for such dividends to be considered “qualified dividend income,” both the shareholders and a Fund must meet certain holding period requirements. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a Fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.
Dividends paid by Municipal Bond Investments that are derived from interest earned on qualifying tax-exempt obligations are expected to be “exempt-interest” dividends that shareholders may exclude from their gross income for regular federal income tax purposes.
Some of Municipal Bond Investments’ income that is exempt from regular federal income taxation may be subject to the alternative minimum tax. Municipal Bond Investments may at times buy tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the fund’s ordinary income and will be ordinary income when it is paid to you.
In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you, if you are a U.S. shareholder, of certain transactions related to the Funds.

Transactions	Federal tax status
Redemptions or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year

Distributions of long-term capital gain	Long-term capital gain

Dividends from net investment income	Ordinary income (for all Funds except Municipal Bond Investments), potentially taxable at long-term capital gain rates for equity oriented Funds

Any of the above received by a qualified retirement account	Not a taxable event
After the end of each year, the Funds will provide you with information about the distributions and dividends you received and any redemption of shares during the previous
78 Consulting Group Capital Markets

year. If you do not provide the Funds with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding on your Fund’s distributions, dividends (other than exempt-interest dividends) and redemption proceeds. Since each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a Fund.
As noted above, investors, out of their own assets, will pay an advisory service fee. For most investors who are individuals, this fee will be treated as a “miscellaneous itemized deduction” for federal income tax purposes. Under current federal income tax law, an individual’s miscellaneous itemized deductions for any taxable year will be allowed as a deduction only to the extent the aggregate of these deductions exceeds 2% of adjusted gross income. Such deductions are also subject to the general limitation on itemized deductions for individuals. For taxable years beginning in 2009, the general limitation on itemized deductions will be reduced by two-thirds, and solely for taxable years beginning during the year 2010, this limitation on deductions will not apply.
The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.
Financial Highlights
The financial highlights tables are intended to help you understand the performance of each Fund for the past five years. The following tables have been derived from the Funds’ financial statements. The Funds’ financial statements for the years ended August 31, 2009, and 2010, respectively, have been audited by ________________, an independent registered public accounting firm, whose report, along with each Fund’s financial statements is included in the annual report (available upon request). For the fiscal years prior to August 31, 2009, the Funds’ financial statements were audited by another independent registered public accounting firm. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of a Fund assuming reinvestment of all dividends and distributions.
For a share of beneficial interest outstanding throughout each year ended August 31:
Consulting Group Capital Markets 79

For More Information
You may visit the Trust’s website at https://www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html for a free copy of this Prospectus, or an annual or semi-annual report, or to request other information.
Annual and Semi-annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. The Funds’ annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.
The Trust sends only one report to a household if more than one account has the same address. Contact your Financial Professional or the transfer agent if you do not want this policy to apply to you.
Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Funds and is incorporated into this Prospectus by reference.
Financial Professional
The investor’s broker-dealer, bank or other financial intermediary (“Financial Professional”) is available to answer questions about the Funds or the investor’s overall asset allocation program.
Investors can get free copies of the annual and semi-annual reports, request the SAI, or request other information and discuss their questions about the Funds by contacting the Financial Professional through which shares of the Funds may be purchased or sold. Investors may also obtain free copies of these documents or request other information by calling 1-888-374-9999 (ask for “Consulting Group”) or by writing to the Funds at:
Consulting Group Capital Markets Funds
Morgan Stanley Smith Barney
2000 Westchester Avenue
Purchase, NY 10577
or at the Funds’ website at https://www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html
Information about the Funds (including the SAI) can be reviewed and copied at the U.S. Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, D.C. Additionally, information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8900. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.
If someone makes a statement about the Funds that is not in this Prospectus, you should not rely upon that information. Neither the Funds nor the distributor is offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell their shares.
Investment Company Act File No. 811-06318
®2011 Morgan Stanley Smith Barney LLC (“MSSB”).
CGAS is an affiliate of MSSB.
TK2088 [   ]
80 Consulting Group Capital Markets

STATEMENT OF ADDITIONAL INFORMATION
December [   ], 2010
CONSULTING GROUP CAPITAL MARKETS FUNDS
2000 Westchester Avenue
Purchase, NY 10577
1-888-374-9999 (ask for “Consulting Group”)
Large Capitalization Growth Investments (TLGUX)
Large Capitalization Value Equity Investments (TLVUX)
Small Capitalization Growth Investments (TSGUX
Small Capitalization Value Equity Investments (TSVUX)
International Equity Investments (TIEUX)
Emerging Markets Equity Investments (TEMUX)
Core Fixed Income Investments (TIIUX)
High Yield Investments (THYUX)
International Fixed Income Investments (TIFUX)
Municipal Bond Investments (TMUUX)
Money Market Investments (TGMXX)
This Statement of Additional Information (“SAI”) supplements the information contained in the current Prospectus (“Prospectus”) of Consulting Group Capital Markets Funds (“Trust” or “CGCM”), dated December [ ], 2010, and should be read in conjunction with the Prospectus. The Trust is a series company that currently consists of eleven funds (individually, a “Fund” and collectively, the “Funds”). The Prospectus may be obtained by contacting any Financial Advisor of Morgan Stanley Smith Barney LLC (“MSSB”), by writing or calling the Trust at the address or telephone number listed above, or on the Internet at: www.smithbarney.com/products_services/managed_money/trak/. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.
CONTENTS

Investment Objectives, Management Policies and Risk Factors	3
Investment Restrictions	34
Trustees and Officers of the Trust	37
Portfolio Transactions	44
Brokerage Commissions Paid	46
Portfolio Turnover	49
Investment Management and Other Services	50
Counsel and Independent Registered Public Accounting Firm	58
Portfolio Manager Disclosure	60
Purchase of Shares	102
Redemption of Shares	102
Redemptions in Kind	102
Net Asset Value	103
Taxes	104
Distributor	111
Custodian and Transfer Agent	111
Financial Statements	111
Appendix A—Ratings of Debt Obligations	113
Appendix B—Proxy Voting Policies and Procedures	115

Capitalized terms used but not defined in this SAI have the meanings accorded to them in the Prospectus.

INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS
Each Fund is a separate series of the Trust, an open-end registered management investment company, Each Fund, except International Fixed Income Investments, is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). International Fixed Income Investments is non-diversified fund, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Prospectus discusses the investment objectives of the Funds, which are separate series of the Trust, and the policies to be employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies. The Funds may rely upon the independent advice of their respective Sub-advisers (each a “Sub-adviser,” collectively, the “Sub-advisers”) to evaluate potential investments.
Amortized Cost
For Money Market Investments only, in the unlikely event that the Fund’s Board of Trustees were to determine pursuant to Rule 2a-7 under the 1940 Act, that the extent of the deviation between the Fund’s amortized cost price per share and its market-based NAV price per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund in accordance with Rule 22e-3 under the 1940 Act.
Asset-Backed Securities (“ABS”).
Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.
Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities.
For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Core Fixed Income Investments, International Fixed Income Investments and Money Market Investments may each invest up to 5% of its assets in ABS. ABS may enhance a Fund’s performance; however, their use involves certain risks that may not be found in other mutual fund investments. The Fund will invest only in ABS that have received AAA rating from both Moody’s and S&P or an equivalent rating from another nationally recognized statistical rating organization.
Collateralized Debt Obligations. Core Fixed Income Investments and International Fixed Income Investments may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche that bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities however; an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Borrowing
Each Fund may borrow to the extent permitted under its fundamental investment restrictions. Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of a Fund’s shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the net asset value of a Fund’s shares will decrease faster than otherwise would be the case. Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.
Commercial Paper.
Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Commodity Linked Securities
Commodity-linked derivative securities are are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The Sub-Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.
Currency Transactions
Currency Exchange Rates. A Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which that Fund’s investments are quoted or denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.
Currency Risks. The value of the securities quoted or denominated in international currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, a Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Equity Securities
The equity oriented Funds may invest in all types of equity securities, including exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. High Yield Investments may invest up to 20% of its assets in equity securities.
Common stock, is an interest in a company, limited liability company, or similar entity that entitles the holder to a share in the profits of the company, in the form of dividends, and the proceeds from a sale or liquidation of the company. The interests of common shareholders are the most junior in a corporate structure. This means that in the event of the bankruptcy of the company its creditors and any holders of a preferred class of equity securities are paid before the common stockholders are entitled to receive anything. However, any assets of the company in excess of the amount owed to creditors or preferred stockholders are shared pro-rata among the common stockholders. Common stockholders normally have voting control of the company and are entitled to vote on the election of directors and certain fundamental corporate actions.
Convertible securities, are preferred stocks or fixed income securities that are convertible at the option of the holder, or in some circumstances at the option of the issuing company, at a stated exchange rate or formula into the company’s common stock or other equity securities. At the time a company sells the convertible securities, the conversion price is normally higher than the market price of the common stock. Core Fixed Income Investments and International Fixed Income Investments each may invest up to 5% of their total assets in convertible securities.
A holder of convertible securities will generally receive interest or dividends at a rate lower than comparable debt securities, but the holder has the potential for additional gain if the market value of the common stock exceeds the conversion price. When the market price of the common stock is below the conversion price, convertible securities tend to trade like fixed income securities. If the market price of the common stock is higher than the conversion price, convertible securities tend to trade like the common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently may be of higher quality and entail less risk than the issuer’s common stock. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of its conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security normally also will provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities and are subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Initial Public Offerings (“IPOs”). Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments and Emerging Markets Equity Investments may invest in equity securities purchased in IPOs. Securities purchased in IPOs generally have limited operating histories and may involve greater investment risk. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

Investing in Small and Medium Capitalization Companies. Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology; and be more dependent upon key members of management. The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events, have less active trading markets and be harder to sell at the time and prices that a Sub-adviser considers appropriate
Non-Publicly Traded Securities. Each Fund may invest in non-publicly traded securities, which may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.
Preferred stocks, are equity securities, but they have many characteristics of fixed income securities. Their similarities to fixed income securities generally cause preferred stocks to trade more like debt instruments than common stocks. Thus, the value of preferred stocks reflects the credit risk of the company and the dividend yield on the preferred stocks compared to prevailing interest rates. Preferred stocks are entitled to receive dividends before any dividend is paid to the holders of common stock. The dividend may be at a fixed or variable dividend payment rate, may be payable on fixed dates or at times determined by the company and may be payable in cash, additional shares of preferred stock or other securities. Many preferred stocks are redeemable at the option of the company after a certain date. Holders of preferred stock are also entitled to receive a payment upon the sale or liquidation of a company before any payment is made to the company’s common stockholders. However, preferred stock is an equity security and, therefore, is junior in priority of payment to the company’s creditors in the event of a bankruptcy, including holders of the company’s debt securities. This junior ranking to creditors makes preferred stock riskier than fixed income securities. Core Fixed Income Investments and International Fixed Income Investments each may invest up to 10% of their total assets in preferred stocks.
Warrants and stock purchase rights, are securities permitting, but not obligating, their holder to purchase other securities, normally the issuer’s common stock. Stock purchase rights are frequently issued as a dividend to a company’s stockholders and represent the right to purchase a fixed number of shares at a fixed or formula price. The price may reflect a discount to the market price. Warrants are generally sold by a company or issuer together with fixed income securities and represent the right to a fixed number of shares of common stock or other securities at a fixed or formula price. The exercise price is normally higher than the market price at the time the company sells the warrant.
Warrants and stock purchase rights do not carry with them the right to receive dividends on or to vote the securities that they entitle their holders to purchase. They also do not entitle the holder to share in the assets of the company in a liquidation. The rights to purchase common stock or other securities conferred by a warrant or stock purchase right may only be exercised on specific dates or for a specific period. Trading in these instruments is affected both by the relationship of the exercise price to the current market price of the common stock or other securities and also by the period remaining until the right or warrant expires. An investment in warrants and stock purchase rights may be considered more speculative than other types of equity investments. A warrant or stock purchase right expires worthless if it is not exercised on or prior to its expiration date
Fixed Income Securities
The market value of the obligations held by the Funds can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Funds’ yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Funds’ yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of their shares will tend to be invested in instruments producing lower yields than the balance of their portfolios, thereby reducing the Funds’ current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the

Funds may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.
The fixed income oriented Funds, not including Money Market Investments, may invest in U.S. government securities, its agencies or government-sponsored enterprises (Note that securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury), corporate debt securities of U.S. and Non-U.S. issuers, including convertible securities and corporate commercial paper, mortgage-backed and other asset-backed securities (“ABS”), inflation-indexed bonds issued by both governments and corporations, structured notes, including hybrid or “indexed” securities and event-linked bonds, loan participations and assignments, delayed funding loans and revolving credit facilities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments, debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, and obligations of international agencies or supranational entities
Brady Bonds. High Yield Investments, Core Fixed Income Investments and International Fixed Income Investments may invest in so-called “Brady Bonds.” Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative and subject to, among other things, the risk of default.
Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.
Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).
Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.
A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Sub-adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.
Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.
Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “medium-grade” obligations; they are “neither highly protected nor poorly secured ... [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.” S&P describes securities rated BBB as “regarded as having an adequate capacity to pay interest and repay principal ... [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal ... than in higher rated categories.”

Custodial Receipts. Each Fund, other than Money Market Investments, may acquire custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities (“CATS”), Treasury Investment Growth Receipts (“TIGRs”) and Financial Corporation Certificates (“FICO”) Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payments on the U.S. government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. government securities. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.
Debt Securities Rating Criteria. Investment grade debt securities are those rated “BBB” or higher by the Standard & Poor’s Ratings Group (“S&P”), “Baa” or higher by Moody’s Investors Service, Inc. (“Moody’s”), the equivalent rating of other nationally recognized statistical rating organizations (“NRSROs”) or determined to be of equivalent credit quality by the Sub-adviser. Debt securities rated BBB are considered medium grade obligations. Adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal.
Below investment grade debt securities are those rated “BB” and below by S&P, Moody’s or the equivalent rating of other NRSROs. Below investment grade debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative and may be questionable as to capacity to make principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on a Fund’s net asset value to the extent it invests in such securities. In addition, the Funds may incur additional expenses to the extent they are required to seek recovery upon a default in payment of principal or interest on their portfolio holdings.
The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value.
Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which a Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.
Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The Sub-advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.
The definitions of the ratings of debt obligations may be found in Appendix A following this SAI.

Delayed Funding Loans and Revolving Credit Facilities. Core Fixed Income Investments and International Fixed Income Investments may enter into, or acquire Participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the Borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the Borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the applicable Sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.
The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of other portfolio investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Funds may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Fund’s investment restriction relating to the lending of funds or assets by the Fund.
Event-linked Bonds. Core Fixed Income Investments and International Fixed Income Investments may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund may lose a portion or all of its principal invested in that bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

High Yield Securities. High Yield Investments, Core Fixed Income Investments and International Fixed Income Investments may invest in medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as “junk bonds.” Generally, such securities offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.
The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss because of default by these issuers is significantly greater because medium and lower rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. In light of these risks, the Board has instructed the Sub-advisers, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, and the ability of the issuer’s management and regulatory matters.
In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.
Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by the Fund may decline more than a portfolio consisting of higher rated securities. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than bonds that pay interest currently.
Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Sub-adviser will consider the event in determining whether the Fund should continue to hold the security.

Loan Participations. High Yield Investments, Core Fixed Income Investments and International Fixed Income Investments may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity (a “Borrower”) and one or more financial institutions (“Lenders”) in the form of participations in Loans (“Participations”). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the Borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set off between the Lender and the Borrower. The Funds will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by the applicable Sub-adviser to be creditworthy.
There are risks involved in investing in Participations. The Funds may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing its portfolio and calculating its net asset value.
Ratings as Investment Criteria. In general, the ratings of an NRSRO such as Moody’s and S&P represent the opinions of those agencies as to the quality of debt obligations that they rate. It should be emphasized, however, that these ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also will rely upon the independent advice of their Sub-advisers to evaluate potential investments. Among the factors that will be considered are the long term ability of the issuer to pay principal and interest and general economic trends.
Subsequent to its purchase by a Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require the sale of the debt obligation by the Fund, but the Fund’s Sub-advisers will consider the event in their determination of whether the Fund should continue to hold the obligation. In addition, to the extent that the ratings change as a result of changes in rating organizations or their rating systems or owing to a corporate restructuring of an NRSRO, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.
Trust Preferred Securities. The fixed income oriented Funds may invest in “trust preferred securities”, or “capital notes.” Trust preferred securities or capital notes are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.
Variable and Floating Rate Securities. High Yield Investments, International Fixed Income Investments, Core Fixed Income Investments and Municipal Bond Investments may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The Funds may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
Variable rate demand notes (“VRDNs”) are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.
Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by the Funds, the Funds may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the Funds could, for this or other reasons, suffer a loss to the extent of the default.
Foreign Issuers
ADRs, EDRs and GDRs. The Funds ( except Money Market Investments ) may also purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the U.S. and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the U.S. about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A Fund may invest in ADRs through both sponsored and unsponsored arrangements.
Custody Services and Related Investment Costs. Custody services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases because of settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund because of a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a Fund against loss or theft of its assets.
Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a Fund could lose its entire investment in that country.

Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a Fund’s investment in those markets and may increase the expenses of the Fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a Fund’s operation.
Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.
Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.
Eurodollar Instruments and Yankee Bonds. Core Fixed Income Investments, High Yield Investments and International Fixed Income Investments may invest in Eurodollar certificates of deposit (“ECDs”), Eurodollar bonds and Yankee bonds. Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the U.S., primarily in Europe. Yankee bonds are bonds of foreign governments and their agencies and foreign banks and corporations that pay interest in U.S. dollars and are typically issued in the U.S. ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks.
Foreign Securities. The Funds may invest in the securities of non-U.S. issuers. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by its Sub-adviser to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.
Each of Large Capitalization Growth Investments, Large Capitalization Value Equity Investments and Small Capitalization Growth Investments may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market. Small Capitalization Value Equity Investments may invest up to 10% of its assets in foreign securities, including emerging market securities. Core Fixed Income Investments may invest up to 30% of its assets in non-U.S. dollar denominated securities and may invest up to 15% of its assets in emerging market securities. High Yield Investments may invest up to 20% of its assets in securities of issuers located in developed and emerging market foreign countries.
Foreign Securities Markets and Regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity.
The less liquid a market, the more difficult it may be for a Fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the Sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a Fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.
Risks of Non-U.S. Investments. To the extent a Fund invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which a Fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
Unanticipated political or social developments may affect the values of a Fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Supranational Entities. International Fixed Income Investments and Core Fixed Income Investments subject to the diversification requirements of the IRC, may invest up to 25% of its total assets in debt securities issued by supranational organizations such as the International Bank for Reconstruction and Development (“World Bank”), which was chartered to finance development projects in developing member countries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. As supranational entities do not possess taxing authority, they are dependent upon their members’ continued support in order to meet interest and principal payments.
Withholding and Other Taxes. The Funds may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to a Fund’s investments in such countries. These taxes will reduce the return achieved by a Fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.

Forward Currency Contracts
The Funds may invest in securities quoted or denominated in foreign currencies, may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which a Fund’s securities are or may be quoted or denominated. Forward currency contracts are agreements to exchange one currency for another, for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time a Fund enters into the contract. To assure that a Fund’s forward currency contracts are not used to achieve investment leverage, the Fund will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to these contracts.
Forward currency contracts (i) are traded in an interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements, and (iii) are typically consummated without payment of any commissions. The Funds, however, may enter into forward currency contracts containing either or both deposit requirements and commissions.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund’s entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
In hedging specific portfolio positions, a Fund may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Fund’s Sub-adviser. The amount the Fund may invest in forward currency contracts is limited to the amount of the Fund’s aggregate investments in foreign currencies. Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract’s maturity, the inability of a Fund to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance an active forward currency contract market will always exist. These factors will restrict a Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, although forward currency contracts limit the risk of loss owing to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase. If a currency devaluation is generally anticipated, a Fund may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of the Fund’s Sub-adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

Futures and Options Transactions
Futures Contracts and Related Options. Each Fund, except Money Market Investments, may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Sub-adviser that such contracts are necessary or appropriate in the management of a Fund’s assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. The Funds are operated by a person who has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“CEA”) and, therefore, who is not subject to regulation or regulation under the CEA.
The Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.
All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will be covered by liquid assets segregated on the Fund’s assets.
A Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying securities or commodities move in an unanticipated manner. In addition, changes in the value of a Fund’s futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Sub-adviser’s ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.
A Fund will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain “margin” as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Fund. Futures and options positions are marked to the market daily and a Fund may be required to make subsequent “variation” margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of a Fund.
Options on Securities and Securities Indices. Each Fund, except Money Market Investments, may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased

Purchasing Call and Put Options. The Funds, except Money Market Investments, will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.
A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (“OCCorp”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter-party to such option. Such purchases are referred to as “closing purchase transactions.”
A Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (“SEC”) changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.
Transactions by a Fund in options on securities and indices will be subject to limitations established by each relevant exchange, board of trade or other trading facility governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.
The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on a Sub-adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.
The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.
In addition to the risks of imperfect correlation between a Fund’s portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.
Writing Covered Call and Put Options on Securities and Securities Indices. Each Fund, except Money Market Investments, may also write (sell) covered call and put options on any securities and on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.
Illiquid Securities
Each Fund, except Money Market Investments, will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Money Market Investments will not invest more than 5% of its net assets in illiquid and other securities that are not readily marketable. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund has valued the security. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (“1933 Act”), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the Sub-adviser. The Sub-advisers determine the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board. The Board monitors the Sub-advisers’ application of these guidelines and procedures. The inability of a Fund to dispose of illiquid investments readily or at reasonable prices could impair the Fund’s ability to raise cash for redemptions or other purposes.
Inflation Indexed Bonds
Core Fixed Income Investments and International Fixed Income Investments may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a rate greater than inflation, real interest rates may rise, possibly leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected form long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to factors other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the U.S. inflation rate.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Investments in Investment Companies
The Funds may invest in the securities of other investment companies to the extent such investments are consistent with the Funds’ investment objectives and policies and permissible under the 1940 Act. Pursuant to Section 12(d)(1) of the 1940 Act, subject to certain exceptions, a Fund may not acquire the securities of other domestic or foreign investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. A Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds, which investments will not be subject to the limitations described above. A Fund will not invest in other investment companies for which the Sub-advisers or any of their affiliates act as an investment adviser or distributor.
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Core Fixed Income Investments, International Fixed Income Investments and Emerging Markets Equity each may invest up to 10% of its assets in securities of other investment companies. A Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.
If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Investment companies may include index-based investments, such as exchange-traded funds (“ETFs”) that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETF [sponsors] that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those firms’ ETFs beyond the Section 12(d)(1) limits described above.
Lending Portfolio Securities
Consistent with applicable regulatory requirements, each Fund may lend portfolio securities to brokers, dealers and other financial organizations. A Fund will not lend securities to affiliated companies unless the Fund has applied for and received specific authority to do so from the SEC. A Fund’s loan of securities will be collateralized by cash, letters of credit or U.S. government securities. A Fund will maintain the collateral in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a “finder.” A Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board must terminate the loan and regain the right to vote the securities. Generally, the borrower of any portfolio securities will be required to make payments to the lending Fund in lieu of any dividends the Fund would have otherwise received had it not loaned the securities to the borrower. Any such payments, however, will not be treated as “qualified dividend income” for purposes of determining what portion of the Fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “Taxes” below). Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to money market funds, including Money Market Investments, or high quality instruments with short maturities or funds that invest only in such instruments
A Fund may invest the cash received as collateral through loan transactions in other eligible securities, including shares of a registered money market fund or unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act, including funds that do not seek to maintain a stable $1.00 per share net asset value. Investing the cash collateral subjects a Fund’s investments to market appreciation or depreciation. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of an investment declines, a Fund would be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.
The cash collateral may be invested in Money Market Investments. The cash collateral invested in Money Market Investments may be subject to the risk of loss in the underlying investments of Money Market Investments.
Money Market Instruments
Money market instruments include: U.S. government securities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit (“CDs”) are short-term, negotiable obligations of commercial banks. Time deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Mortgage-Backed Securities
Core Fixed Income Investments, International Fixed Income Investments and High Yield Investments may invest in mortgage-related securities including mortgage-backed securities. The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.
Mortgage-backed securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-backed securities are backed by the full faith and credit of the U.S. Government National Mortgage Association (“GNMA”), the principal U.S. guarantor of such securities, is a wholly-owned U.S. governmental corporation within the Department of Housing and Urban Development (“HUD”). Government related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of these securities include the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a government sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of HUD. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. In September 2008, the Federal Housing Financing Agency (“FHFA”) placed FNMA and FHLMC into conservatorship and the U.S. Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, enhanced the ability of each agency to meet its obligations. The future status and role of FNMA and FHLMC could be impacted by (among other things) the actions taken and restrictions placed on the operations and activities of FNMA and FHLMC as a result of the senior preferred stock investment made by the Treasury, market responses to developments at FNMA and FHLMC, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FNMA and FHLMC, including any such mortgage-backed securities held by the Funds.
The Trust expects that private and governmental entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Trust, consistent with the Funds’ investment objectives and policies, will consider making investments in those new types of securities on behalf of the Funds.
Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular industry or group of industries.
Core Fixed Income Investments and International Fixed Income Investments may invest in government stripped mortgage-related securities (“SMBs”), collateralized mortgage obligations (“CMOs”) collateralized by mortgage loans or mortgage pass-through certificates and zero coupon securities, which, because of changes in interest rates, may be more speculative and subject to greater fluctuations in value than securities that currently pay interest. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.
One type of SMB has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class) while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each of Core Fixed Income Investments and International Fixed Income Investments may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.
The Funds may also invest in pass-through securities backed by adjustable rate mortgages that have been introduced by GNMA, FNMA and FHLMC. These securities bear interest at a rate that is adjusted monthly, quarterly or annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed rate mortgages. The Fund will purchase only mortgage-related securities issued by persons that are governmental agencies or instrumentalities or fall outside, or are excluded from, the definition of an investment company under the 1940 Act.
Foreign Mortgage-Related Securities, Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.
Mortgage Dollar Roll Transactions
In order to enhance current income, Core Fixed Income Investments and International Fixed Income Investments may enter into mortgage dollar rolls with respect to mortgage related securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage related security to a financial institution, such as a bank or a broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, is intended to generate income for a Fund exceeding the yield on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. At the time a Fund enters into a mortgage dollar roll transaction, it will place in a segregated custodial account liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to insure that the equivalent value is maintained. Mortgage dollar roll transactions are considered to be borrowings by a Fund.
Municipal Obligations
Municipal Bond Investments invests in municipal obligations, and Core Fixed Income Investments and International Fixed Income Investments may invest in municipal obligations. These are obligations issued by or on behalf of states, territories and possessions of the United States (“U.S.”) and the District of Columbia and their political subdivisions, agencies and instrumentalities the interest on which, in the opinion of bond counsel to the issuer, is excluded from gross income for regular federal income tax purposes. Municipal obligations are issued to obtain funds for various public purposes, including the construction of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, to obtain funds to loan to other public institutions and facilities or to obtain funds in anticipation of the receipt of revenue or the issuance of other obligations. Municipal obligations consist of municipal bonds, municipal notes and municipal commercial paper as well as variable or floating rate obligations and participation interests.
Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws, such as the federal Bankruptcy Code, affecting the rights and remedies of creditors. In addition, Congress or state legislatures may enact laws extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay when due the principal of and interest on its obligations may be materially affected.
The secondary market for municipal obligations may be less liquid than for most taxable fixed income securities, which may limit a Fund’s ability to buy and sell these obligations at times and prices the Manager believes would be advantageous. There may be less information available about the financial condition of an issuer of municipal obligations than about issuers of other publicly traded securities. Also, state and federal bankruptcy laws could hinder a Fund’s ability to recover interest or principal in the event of a default by the issuer.
The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation, and the rating of the issue.
For purposes of applying a Fund’s diversification, concentration and other restrictions, the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. The “issuer” of municipal obligations is generally deemed to be the person expected to be the source of principal and interest payments on the obligations and may be:

•	the governmental agency, authority, instrumentality or other political subdivision that issued the security;

•	the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations on the municipal security; or

•	the guarantor of payment obligations on the municipal obligations.

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. Municipal bonds have two principal classifications: general obligation bonds and revenue bonds. General obligation bonds are backed by the issuer’s pledge of its full faith and credit based on its ability to levy taxes for the payment of principal and interest. These levies may be constitutionally or statutorily limited as to rate or amount. Revenue bonds are not backed by an issuer’s taxing authority but are payable only from the revenue derived from a particular facility or class of facilities. The issuer may repay these bonds from the proceeds of a special excise tax or other specific revenue source, but not the issuer’s general taxing power. Revenue bonds may include private activity bonds which may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities.
Private activity bonds include certain types of industrial development bonds issued by public authorities to finance various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are, in most cases, revenue bonds and are generally secured by the revenues derived from payments by the private user. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be municipal obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for federal income tax purposes in the opinion of bond counsel to the issuer. Dividends derived from interest income on municipal obligations are a “current earnings” adjustment for purposes of the federal corporate alternative minimum tax.
Interest income on certain types of private activity bonds issued after August 7, 1986, to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that a Fund’s dividends are derived from interest on those bonds.
Municipal notes are short-term obligations of issuing municipalities or agencies, generally having maturities of less than three years, such as tax anticipation notes, revenue anticipation notes and bond anticipation notes. These instruments are sold in anticipation of the collection of taxes, receipt of other revenues or a bond sale. State and local governments or governmental entities issue these notes to provide short-term capital or to meet cash flow needs.
Municipal Bond Investments will not invest more than 25% of its total assets in municipal obligations whose issuers are located in the same state or more than 25% of its total assets in obligations that are secured by revenues from entities in any one of the following categories: hospitals and health facilities; ports and airports; or colleges and universities. The Fund also will not invest more than 25% of its total assets in private activity bonds of similar projects. The Fund may, however, invest more than 25% of its total assets in municipal obligations of one or more of the following types: turnpikes and toll roads; public housing authorities; general obligations of states and localities; state and local housing finance authorities; municipal utilities systems; tax-free prefunded bonds secured or backed by the U.S. Treasury or other U.S. government guaranteed securities; and pollution control bonds.
Pay-in-Kind Securities
The fixed income oriented Funds (except Money Market Investments) may invest in pay-in-kind securities. Pay-in-kind securities are debt obligations or preferred stock that pays interest or dividends in the form of additional debt obligations or preferred stock.
Real Estate Investment Trusts (“REITs”)
Each Fund, except Money Market Investments, may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (“IRC”). Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its Fund mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.
REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500® Stock Index (“S&P 500”).
Repurchase Agreements
Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. A Fund may enter into repurchase agreements with respect to U.S. government securities with member banks of the Federal Reserve System and certain non-bank dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. A Fund’s Sub-adviser, acting under the supervision of the Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. A Fund will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by that Fund, exceeds 15% of the Fund’s total net assets (5% for Money Market Investments). In entering into a repurchase agreement, a Fund bears a risk of loss in the event the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.
Reverse Repurchase Agreements
Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments and may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.
Short Sales
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments may seek to hedge investments or realize additional gains through short sales. Core Fixed Income Investments, with respect to the assets allocated to PIMCO, and International Fixed Income Investments may make short sales as part of their overall portfolio management strategies or to offset a potential decline in value of a security. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund borrows the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to collateralize the broker and to meet margin requirements, until the short position is closed out. A Fund will also incur transaction costs in effecting short sales.
A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Thus the Fund’s losses on short sales are potentially unlimited.
Whenever a Fund engages in short sales, it maintains cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The assets so maintained are marked to market daily.
Management currently intends to limit the equity Funds’ (Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments and Emerging Markets Equity Investments) short sales to shares issued by ETFs. Utilizing this strategy will allow a Sub-adviser to adjust a Fund’s exposure in a particular sector, in a cost effective and convenient manner, without having to sell the Fund’s holdings of individual stocks in that sector.
Short Sales “Against the Box.” Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments may seek to hedge investments or realize additional gains through short sales. In a short sale, a Fund borrows from a broker or bank securities identical to those being sold and delivers the borrowed securities to the buying party. The Fund is said to have a short position in the securities sold until it replaces the borrowed securities, at which time it receives the proceeds of the sale. A short sale is “against the box” if the Fund owns or has the right to acquire at no added cost securities identical to those sold short.
Structured Notes
High Yield Investments, Core Fixed Income Investments and International Fixed Income Investments may invest in structured notes. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, indexes or other financial indicators (“Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Sub-adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.
Swap Agreements
Emerging Markets Equity Investments, with respect to 20% of the total assets allocated to SSgA Funds Management Inc., Core Fixed Income Investments, with respect to 20% of its total assets, International Fixed Income Investments, with respect to 20% of its total assets may enter into swaps. Swaps are over-the-counter contracts that allow two counter-parties to exchange liabilities and include, but are not limited to, interest rate swaps, total return swaps and swaptions. An interest rate swap allows two counter-parties to exchange their fixed and variable rate liabilities. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. A total return swap allows for the exchange of the rate of return on an index, such as the Barclays Capital U.S. Aggregate BondTM Index, for a variable interest rate. A swaption gives the purchaser the right to enter into a specified amount of a swap contract on or before a specified future date. The Funds may use these instruments so long as the underlying instrument is a security or index of an asset type permitted in the guidelines. To the extent a Fund invests in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.
Credit default swaps are a mechanism to either purchase or sell default insurance. As a purchaser of a credit default swap, the Fund pays a premium to enter into an arrangement that protects a portfolio holding in the event of a default. As a seller of a credit default swap, the Fund collects a premium for underwriting default insurance. Consequently, credit default swaps may be used to obtain credit default protection or enhance portfolio income. The Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (“net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.
Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Sub-adviser(s) ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on a Fund by the IRC may limit the Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Depending on the terms of the particular option agreement, Core Fixed Income Investments, International Fixed Income Investments and Emerging Markets Equity Investments will each generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap sold by a Fund (i.e., when the Fund sells credit default protection), however, a Fund will value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 by the CFTC, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Temporary Investments
For temporary defensive purposes, during periods when a Sub-adviser of a Fund, in consultation with the Manager, believes that pursuing a Fund’s basic investment strategy may be inconsistent with the best interests of its shareholders, that Fund may invest its assets in the following money market instruments: U.S. government securities (including those purchased in the form of custodial receipts), repurchase agreements, CD and bankers’ acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. A Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. A Fund’s investment in any other short-term debt instruments would be subject to the Fund’s investment objectives and policies, and to approval by the Board. For further discussion regarding money market instruments, see the section entitled, “Money Market Instruments” above.
For the same purposes, Emerging Markets Equity Investments, International Fixed Income Investments and International Equity Investments may invest in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least “AA” by an NRSRO, or if unrated, are determined by the Sub-adviser to be of equivalent quality. Emerging Markets Equity Investments may also invest in obligations of foreign banks, but will limit its investments in such obligations to U.S. dollar-denominated obligations of foreign banks which at the time of investment (i) have assets with a value of more than $10 billion; (ii) are among the 75 largest foreign banks in the world, based on the amount of assets; (iii) have branches in the U.S.; and (iv) are of comparable quality to obligations issued by U.S. banks in which the Fund may invest in the opinion of the Fund’s Sub-adviser.
U.S. Government Securities.
U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. The U.S. government securities in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System. Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the U.S. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency’s obligations, such as securities of FNMA; or (iii) only the credit of the issuer, such as securities of FHLMC. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the U.S. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (“U.S. government securities”) include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.
U.S. government securities may include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities, that may be purchased when yields are attractive and/or to enhance Fund liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes that is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”), which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.
Exchange Rate-Related U.S. Government Securities. Each Fund, except Money Market Investments, may invest up to 5% of its assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (“Exchange Rate-Related Securities”). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.
Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the security holder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms.
Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by the Sub-adviser at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security because of conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

When-Issued and Delayed Delivery Securities
Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets.

INVESTMENT RESTRICTIONS
The following investment restrictions have been adopted by the Trust as fundamental policies of the Funds. Each Fund’s investment objective, stated in the Prospectus, also is fundamental. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of a Fund, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.
Fundamental Investment Restrictions — Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments, Money Market Investments
1.	Except for International Fixed Income Investments, each Fund will not deviate from the definition of a “diversified company” as defined in the 1940 Act and rules thereunder.

2.	A Fund, except Municipal Bond Investments, will not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3.	A Fund will not issue “senior securities” as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	A Fund will not borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) a Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

5.	A Fund will not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which a Fund may invest consistent with its investment objectives and policies (including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.

6.	A Fund will not purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent a Fund from (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

7.	A Fund will not engage in the business of underwriting securities issued by other persons, except to the extent that a Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.

8.	A Fund will not purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities). For purposes of this restriction, the deposit or payment by a Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.	Municipal Bond Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam).

The following are non-fundamental investment restrictions and may be changed by a vote of a majority of Board at any time upon at least 60 days’ prior notice to shareholders.

1.	A Fund will not invest in oil, gas or other mineral leases or exploration or development programs.

2.	A Fund (except Core Fixed Income Investments and International Fixed Income Investments) will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments and Emerging Markets Equity Investments may engage in short sales on shares issued by ETFs.

3.	A Fund will not make investments for the purpose of exercising control or management.

4.	A Fund will not purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (5% for Money Market Investments) would be invested in securities that are illiquid.

6.	Large Capitalization Growth Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of large capitalization companies or in other investments with similar economic characteristics. The Fund defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Growth Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large capitalization companies for purposes of the Fund’s 80% investment policy. The size of companies in the index changes with market conditions and the composition of the index.

7.	Large Capitalization Value Equity Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of large capitalization companies or in other investments with similar economic characteristics. The Fund defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Value Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large capitalization companies for purposes of the Fund’s 80% investment policy. The size of companies in the index changes with market conditions and the composition of the index.

8.	Small Capitalization Growth Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of small capitalization companies or in other investments with similar economic characteristics. The Fund defines small capitalization companies as companies with market capitalizations not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000® Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered to be securities of small capitalization companies for purposes of the Fund’s 80% investment policy. The size of the companies in the index changes with market conditions and the composition of the index.

9.	Small Capitalization Value Equity Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of small capitalization companies or in other investments with similar economic characteristics. The Fund defines small capitalization companies as companies with market capitalizations not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000® Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered to be securities of small capitalization companies for purposes of the Fund’s 80% investment policy. The size of the companies in the index changes with market conditions and the composition of the index.

10.	International Equity Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies located outside the U.S.

11.	Emerging Markets Equity Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers located in emerging markets countries, defined as a country having per capita income in the low to middle ranges, as determined by the World Bank.

12.	Core Fixed Income Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.

13.	High Yield Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of corporate issuers located in the U.S. rated below investment grade by two or more nationally recognized statistical rating organizations, or, if unrated, of equivalent quality as determined by the Sub-advisers.

14.	International Fixed Income Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in non-U.S. dollar-denominated fixed income securities.

15.	Money Markets Investments invests exclusively in high-quality, short-term U.S. dollar denominated money market investments issued by U.S. and foreign issuers; provided that all such investments meet the requirements of Rule 2a-7 under the 1940 Act, at the time of acquisition.

The percentage limitations contained in the restrictions listed above (other than with the fundamental investment restriction regarding borrowing described above) apply at the time of purchase of securities.
Department of Labor (“DOL”) Exemption. Sales of Fund shares under the TRAK® Personalized Investment Advisory Services (“Program”) to clients that are employee benefit plans, IRAs or Keogh Plans (collectively, “Plans”) are subject to regulation by the Department of Labor (“DOL”) and the provisions of the Employee Retirement Income Security Act of 1974, as amended and/or the prohibited transaction provisions of Section 4975 of the IRC, as amended. CGM, through its predecessors, received a prohibited transaction exemption from the DOL covering certain transactions in shares of the Funds in connection with a Plan’s participation in the Program, and Consulting Group’s services under the Program.

TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSB Holdings”), serves as the investment adviser for each Fund. The Funds share a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

				Number of
				Funds	Other Board
		Term of	Principal	in Fund	Memberships
	Position(s)	Office*	Occupation(s)	Complex	Held During Past
Name, Address and	Held with	and Length of	During Past	Overseen	Five Years by
Date of Birth	Trust	Time Served	Five Years	by Trustee	Trustee

INDEPENDENT TRUSTEES

John J. Murphy 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	11	Trustee, Legg Mason Partners Equity Trust (54 funds); Trustee, UBS Funds (52 funds); Director, Nicholas Applegate Institutional Funds (12 funds)

Adela Cepeda c/o MSSB 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995 — present)	11	Director, Amalgamated Bank of Chicago; Trustee, MGI Funds (7 funds); Trustee, UBS Funds (53 funds); formerly, Director, Lincoln National Income Fund, Inc. and Lincoln National Convertible Securities Fund, Inc. (1992-2006); formerly, Director, Wyndam International, Inc. (2004-2006)

Stephen E. Kaufman 277 Park Avenue, 47th Fl. New York, NY 10172 Birth Year: 1932	Trustee	Since 1991	Attorney, Stephen E. Kaufman, P.C. (1957-present)	11	None

				Number of
				Funds	Other Board
		Term of	Principal	in Fund	Memberships
	Position(s)	Office*	Occupation(s)	Complex	Held During Past
Name, Address and	Held with	and Length of	During Past	Overseen	Five Years by
Date of Birth	Trust	Time Served	Five Years	by Trustee	Trustee

Mark J. Reed 101 S. Hanley Road Suite 1260 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc. (1988-present)	11	None

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2006	Retired; Advisor, Smith Barney (2005- 2007); President and Chief Executive Officer, Smith Barney (2002-2005)	11	None

INTERESTED TRUSTEE

James F. Walker** MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1963	Trustee Chief Financial Officer and Treasurer	Since 2010 Since 2007	Managing Director, Head of Investment Advisory Services, MSSB (2010-present); Managing Director and Chief Operating Officer (“COO”), Investment Products and Markets, MSSB (2009-2010); Managing Director, Citigroup Global Markets Inc, (“CGM”) and Chief Operating Officer, Smith Barney’s Investment Advisory Services (“IAS”), Smith Barney (2006-2009); Chief Administrative Officer, Merrill Lynch Global Private Client group since prior to 2006	11	None

OFFICERS

James J. Tracy MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1957	Chief Executive Officer and President	Since 2007	Managing Director, COO, Distribution & Development, Morgan Stanley Wealth Management (2010-present); Managing Director, Head of Investment Advisory Services, MSSB (2009-2010); Executive Vice President and Director of Business Development for Citi Global Wealth Management and the Director of IAS (2008-2009); Executive Vice President, Director, Consulting Group (2006-2008); Great Lakes Regional Director, Smith Barney Private Client Group (2000-2006)	N/A	N/A

Number of
Funds
		Term of	Principal	in Fund	Other Board
	Position(s)	Office*	Occupation(s)	Complex	Memberships
Name, Address and	Held with	and Length of	During Past	Overseen	Held During Past Five
Date of Birth	Trust	Time Served	Five Years	by Trustee	Years by Trustee

Thomas J. Butler MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1957	Investment Officer	Since 2010	Director of Product and Platform Development, Business Management & Operations, MSSB (2009-present); Chief Operating Officer of Citi Global Wealth Management, Investments Unit (2005- 2009)	N/A	N/A

Paul F. Gallagher MSSB 2 Righter Parkway Delaware Corporate Center Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director and Associate General Counsel, MSSB (2009-present); Director and Associate General Counsel, CGM (2006-2009); Senior Vice President and General Counsel, ICMA Retirement Corporation (1998-2006)	N/A	N/A

Dominic Maurillo MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Chief Operating Officer and Investment Officer	Since 2007	Vice President, MSSB (2009-present); Senior Vice President, CGM (2009); First Vice President, CGM (2007-2009); Senior Vice President, D.F. King & Co., Inc. (1994-2007)	N/A	N/A

Steven Hartstein MSSB 34 Exchange Place, Plaza 2, 3rd Floor Jersey City, NJ 07302 Birth Year: 1963	Chief Compliance Officer	Since 2006	Executive Director, MSSB (2009-present); Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009); Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007); Senior Compliance Officer, Mercer Investment Consulting and Mercer Global Investments (2004-2006)	N/A	N/A

Alison LeMieux MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1976	Investment Officer	Since 2010	Vice President, MSSB (2009-present); Director of CGCM Funds & MSSB Global Impact Funding Trust (2010-present); Head of Business Coordination and Project Management for Consulting Group (2008-2010); Regional Wholesaler, Supervisor and Sales Manager, Unit Investment Trust Department (2000-2008)	N/A	N/A

Number of
Funds
		Term of	Principal	in Fund	Other Board
	Position(s)	Office*	Occupation(s)	Complex	Memberships
Name, Address and	Held with	and Length of	During Past	Overseen	Held During Past Five
Date of Birth	Trust	Time Served	Five Years	by Trustee	Years by Trustee

Greg Sieghardt MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1977	Chief Administrative Officer	Since 2010	Program Director, MSSB, Third Party Investment Advisory Programs and CGCM Funds (2010-present); Director, Smith Barney Separately Managed Account and Mutual Fund Advisory Programs (2009-2010); Senior Product Manager, Smith Barney Separately Managed Account Programs (2008-2009); Senior Program Manager Fee Based Brokerage Programs (2005-2007)	N/A	N/A

Jeanine Larrea MSSB 485 Lexington Avenue 11th Floor New York, NY 10017 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Executive Director and Deputy AML Compliance Officer, MSSB (2010-present); Vice President and Deputy AML Compliance Officer, MSSB (2009-2010); Vice President, Morgan Stanley & Co. (2004-2009)	N/A	N/A

Halvard Kvaale MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1963	Investment Officer	Since 2009	Managing Director and Head of Portfolio Advisory Services, MSSB (2009-present); Managing Director and Head of Global Advisor Research, Morgan Stanley & Co. (2006-2009); Head of Global Manager Research and Fee-based Advisory Solutions, Deutsche Bank (2000-2006)	N/A	N/A

Vincenzo Alomia MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Vice President, Portfolio Construction, Portfolio Advisory Services, MSSB (2009-present); Vice President and Senior Research Analyst, Morgan Stanley & Co. (2006-2009)	N/A	N/A

Jay T. Shearon MSSB 2 Righter Parkway Delaware Corporate Center Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Vice President, MSSB (2009-present); Vice President, CGM (2005-2009)	N/A	N/A

Number of
				Funds	Other Board
		Term of	Principal	in Fund	Memberships
	Position(s)	Office*	Occupation(s)	Complex	Held During Past
Name, Address and	Held with	and Length of	During Past	Overseen	Five Years by
Date of Birth	Trust	Time Served	Five Years	by Trustee	Trustee

Robert Seidel MSSB 650 S. Exeter St. Baltimore, MD 21202 Birth Year: 1975	Investment Officer	Since 2007	Vice President, MSSB (2009-present); First Vice President, CGM (2006-2009); Vice President, Legg Mason, Inc. (1997-2006)	N/A	N/A

Sean Lutz MSSB 2 Righter Parkway Delaware Corporate Center Wilmington, DE 19803 Birth Year: 1971	Assistant Treasurer	Since 2010	GWM Controllers — Consulting Group Finance Support, MSSB (2009-present); Billing Manager for managed accounts, Legg Mason (2006-2009); Accounting Manager, D.M. Bowman, Inc. (2000-2006)	N/A	N/A

Israel Grafstein MSSB 485 Lexington Avenue 11th Floor New York, NY 10017 Birth Year: 1974	Assistant Secretary	Since 2006	Vice President and Associate General Counsel, MSSB (2009-present); Senior Vice President and Associate General Counsel, CGM (2008-2009); First Vice President and Associate General Counsel, CGM (2006-2007)	N/A	N/A

*	Each Trustee serves until his or her successor has been duly elected and qualified.

**	Mr. Walker is an “interested person” of the Trust as defined in the 1940 Act because of his position with MSSB.
Board Composition and Leadership Structure
Currently, five of the six Trustees on the Board (83%) are not “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with the Manager or any Sub-adviser (“Independent Trustees”). The Board has appointed Mr. Murphy, an Independent Trustee, to serve as Chairman of the Board. There are three primary committees of the Board: the Audit Committee, the Corporate Governance and Nominating Committee and the Investment/Risk Committee. Each of the Committees is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust and in light of the services that the Manager and its affiliates and the Sub-advisers provide to the Trust and potential conflicts of interest that could arise from these relationships. The Board believes that the existing Board structure is appropriate because, among other things, it allows the Independent Trustees to exercise independent business judgment in evaluating the Trust’s management and service providers.
Board Oversight of Risk Management
The Board considers risk management issues as part of its general oversight responsibilities. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager and its affiliates and the Sub-advisers, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Board or the appropriate Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s investment officers, the Trust’s and the Manager’s Chief Compliance Officer and the Sub-advisers’ portfolio management personnel. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact, with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board’s Investment/Risk Committee receives periodic presentations from senior personnel of the Manager or its affiliates regarding investment performance of the Funds and the applicable investment risk management process. The Board also receives periodic presentations from senior personnel of the Manager or its affiliates and the Sub-advisers regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research, portfolio trading and transactions, and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Manager and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Funds. The Board also receives reports from counsel to the Trust or counsel to the Manager and the Independent Trustees’ own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.
Individual Trustee Qualifications
The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills to effectively oversee the management of the Trust and the interests of Fund shareholders. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees must have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that the Trustees satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Corporate Governance and Nominating Committee contains certain other factors considered by the Committee in identifying and evaluating potential nominees to the Board. The Board noted that most of the Trustees had experience serving as directors on the boards of operating companies and/or other investment companies. The Board considered that Ms. Cepeda and Messrs. Matthews, Murphy and Reed have or had careers in the financial services or investment management industries, including holding executive positions in companies engaged in these industries, and that Mr. Kaufman has substantial experience practicing law and providing legal counsel, which allows these Trustees to bring valuable, relevant experience as members of the Board. Mr. Walker has substantial experience as an executive and financial officer in leadership roles with MSSB and affiliated entities. References to the experience, qualifications, attributes or skills of the Trustees are pursuant to requirements of the Securities and Exchange Commission, and do not constitute holding out of the Board or any Trustee as having any special expertise or impose any greater responsibility or liability on any such person or on the Board.
Board Committees
The Trust has an Audit Committee, a Corporate Governance and Nominating Committee and an Investment/Risk Committee. The members of the Audit Committee and the Corporate Governance and Nominating Committee consist of all the Independent Trustees of the Trust, namely Ms. Cepeda and

Messrs. Kaufman, Matthews, Murphy and Reed. The Investment/Risk Committee consist of Messrs. Matthews and Reed. The Board also at times may constitute other committees of the Board to assist in the evaluation of specific matters.
The Audit Committee oversees each Fund’s audit, accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Board for its ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Trust’s independent registered public accounting firm to the Manager and any affiliated service providers if the engagement relates directly to Fund operations and financial reporting. The Audit Committee met three times during the Trust’s most recent fiscal year.
The Corporate Governance and Nominating Committee is charged with overseeing the Board governance matters and related Trustee practices, including selecting and nominating persons for election or appointment by the Board as Independent Trustees of the Trust. The Corporate Governance and Nominating Committee will consider nominees recommended by the Funds’ shareholders if a vacancy occurs. Shareholders who wish to recommend a nominee should send nominations to the Trust’s Secretary. The Corporate Governance and Nominating Committee also considers and recommends to the Board the appropriate compensation for serving as a Trustee on the Board. The Corporate Governance and Nominating Committee met [   ] times during the Trust’s most recent fiscal year.
The Investment/Risk Committee is charged with assisting the Board in carrying out its oversight responsibilities over the Trust and the Funds with respect to investment management, objectives, strategies, policies and procedures, performance and performance benchmarks, and the applicable risk management process. The Investment/Risk Committee met [ ] times during the Trust’s most recent fiscal year.
Securities Beneficially Owned by Each Trustee
As of December 31, 2009, the Trustees of the Trust beneficially owned equity securities of the Funds within the dollar ranges presented in the table below:

Aggregate Dollar
Range of Equity
Securities in all
Registered
	Dollar Range	Investment Companies
	of Equity	overseen by Trustee
	Securities in	in Family
	the Funds	of Investment
Name of Trustee	of the Trust	Companies
Adela Cepeda
Stephen E. Kaufman
W. Thomas Matthews
John J. Murphy
Mark J. Reed
James F. Walker
As of December 31, 2009, none of the Independent Trustees, or his or her immediate family members, owned beneficially, or of record, any securities issued by the Manager or its affiliates, any Sub-adviser or distributor of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Manager, any Sub-advisers or distributor of the Trust. Mr. Reed’s wife is employed by a subsidiary of the parent company of one of the Funds’ Sub-advisers; neither Mr. Reed nor his wife own any securities issued by the Sub-adviser or its parent company.
Trustee Compensation
The following table shows the compensation paid by the Trust to each Independent Trustee during the last fiscal year of the Trust. Trustees who are “interested persons” of the Trust (as defined in the 1940 Act) and officers of the Trust, with the exception of the Funds’ Chief Compliance Officer (“CCO”), do not receive compensation directly from the Trust. The Funds bear a portion of the CCO’s annual compensation.
For the fiscal year ended August 31, 2010, the Independent Trustees were paid the following aggregate compensation by the Trust:

Pension or Retirement
	Aggregate	Benefits Accrued as	Estimated Annual	Total Compensation
	Compensation	Part of Trust	Benefits Upon	from Fund
Name of Person, Position	from Trust	Expenses	Retirement	Complex
John J. Murphy, Chairman		None	None
Adela Cepeda		None	None
Stephen E. Kaufman		None	None
W. Thomas Matthews		None	None
Mark J. Reed		None	None
Walter E. Auch, Emeritus Trustee*		None	None
H. John Ellis, Emeritus Trustee*		None	None
Armon E. Kamesar**, former Chairman		None	None
Martin Brody***, former Emeritus Trustee		None	None

*	Emeritus Trustee effective March 31, 2010

**	Mr. Kamesar died in December 2009.

***	Mr. Brody became an Emeritus Trustee in 2002, and died in October 2009.
Effective July 1, 2010, each Trustee who is not affiliated with the Manager, any Sub-adviser or the Funds’ distributor is entitled to receive an annual fee of $145,000. Prior to that date, each such Trustee was entitled to receive an annual fee of $69,120 and a fee of $5,760 for each regularly scheduled Board meeting attended (except that the Trust’s Chairman of the Board was entitled to receive an annual fee of $76,800 and a fee of $7,680 for each regularly scheduled Board meeting attended), and $1,200 for Board meetings attended that were conducted by telephone. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend meetings of the Board, which in the aggregate amounted to [$ ] for the fiscal year ended August 31, 2010. Prior to July 1, 2010, each Audit Committee member was entitled to receive $1,440 for each Audit Committee meeting attended (except that the Audit Committee Chairman was entitled to receive $4,800 for each Audit Committee meeting attended). Prior to July 1, 2010, each Corporate Governance and Nominating Committee member and Investment/Risk Committee member was entitled to receive $960 for each meeting attended and $480 for attendance of any Corporate Governance and Nominating Committee meetings conducted by telephone.
The Board has adopted a Trustee Emeritus policy. Except as otherwise noted below, a Trustee that has served as an Independent Trustee for a minimum of ten (10) years and has reached the age of 77 years may elect to become a Trustee Emeritus. Upon reaching age 77, emeritus status is mandatory, or else the Trustee will retire. Emeritus Trustees may serve in emeritus status for a maximum of five (5) years from the date emeritus status is achieved, during which time they are entitled to receive an annual retainer of one-half the amount paid as an annual retainer at the time the Trustee became a Trustee Emeritus and a per meeting attended fee of one-half the amount paid to Trustees for attending the meeting, together with reasonable out-of-pocket expenses for each meeting attended. Messrs. Auch, Ellis, and Kaufman are subject to the terms of the Trust’s previous Trustee Emeritus policy, which provides that a Trustee who has served as an Independent Trustee for a minimum of ten (10) years and has reached the age of 80 years may be designated by the remaining Trustees as a Trustee Emeritus. Such Emeritus Trustees are entitled to serve in emeritus status for a maximum of ten (10) years from the date emeritus status is achieved, during which time they are entitled to receive an annual retainer of one-half the amount paid as an annual retainer at the time the Trustee became a Trustee Emeritus and a per meeting attended fee of one-half the amount paid to Trustees at the time the Trustee became a Trustee Emeritus for attending the meeting, together with reasonable out-of-pocket expenses for each meeting attended. A Trustee Emeritus does not have voting rights with respect to matters pertaining to the Trust.

PORTFOLIO TRANSACTIONS
Decisions to buy and sell securities for a Fund are made by the Sub-adviser(s), subject to the overall review of the Manager and the Board. Although investment decisions for the Funds are made independently from those of the other accounts managed by a Sub-adviser, investments of the type that the Funds may make also may be made by those other accounts. When a Fund and one or more other accounts managed by a Sub-adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.
The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Funds may purchase securities that are offered in underwritings in which an affiliate participates. These procedures prohibit the Funds from directly or indirectly benefiting an affiliate in connection with such underwritings. In addition, for underwritings where an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase in the underwritings.
Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.
In selecting brokers or dealers to execute securities transactions on behalf of a Fund, its Sub-adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-adviser will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement (as defined below) between the Trust and the Sub-adviser authorizes the Sub-adviser, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”)) provided to the Fund and/or other accounts over which the Sub-adviser or its affiliates exercise investment discretion. In doing so, a Fund may pay higher commission rates than the lowest available when the Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, a Sub-adviser receives research services from many broker-dealers with which the Sub-adviser places portfolio trades. The Sub-adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to a Sub-adviser in advising its clients (including Funds), although not all of these services are necessarily useful and of value in managing the Fund. The fees under the Management Agreement and the Advisory Agreements, respectively, are not reduced by reason of a Fund’s Sub-adviser receiving brokerage and research services. As noted above, a Sub-adviser may purchase new issues of securities for a Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
The Board will periodically review the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales by a Fund are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.
To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board has determined that transactions for a Fund may be executed through an affiliated broker-dealer if, in the judgment of its Sub-adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a fair and reasonable rate.
The Funds will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which any affiliate of the Funds thereof, is a member, except to the extent permitted by the SEC.
The Funds may use an affiliated broker-dealer as a commodities broker in connection with entering into futures contracts and options on futures contracts if, in the judgment of the Sub-adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a fair and reasonable rate.

BROKERAGE COMMISSIONS PAID
The following table sets forth certain information regarding each Fund’s payment of brokerage commissions for the fiscal year ended August 31, 2010:

						% of Total	% of Total
				% of Total	% of Total	Dollar Amount	Dollar Amount
				Brokerage	Brokerage	of Transactions	of Transactions
	Total	Commissions	Commissions	Commissions	Commissions	Involving	Involving
	Brokerage	Paid to	Paid to	Paid to	Paid to	Commissions	Commissions
Fund	Commissions Paid*	CGM[1]	MS&Co.[2]	CGM	MS&Co.	Paid to CGM	Paid to MS&Co.

Large Capitalization Growth Investments
Large Capitalization Value Equity Investments
Small Capitalization Growth Investments
Small Capitalization Value Equity Investments
International Equity Investments
Emerging Markets Equity Investments
Core Fixed Income Investments
High Yield Investments
International Fixed Income Investments
Municipal Bond Investments	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Money Market Investments	N/A	N/A	N/A	N/A	N/A	N/A	N/A

*	Total includes commissions directed for research and statistical services as follows: Large Capitalization Growth Investments—$ ($ total dollar amount of directed brokerage transactions); Large Capitalization Value Equity Investments—$ ($ total dollar amount of directed brokerage transactions); Small Capitalization Growth Investments—$ ($ total dollar amount of directed brokerage transactions); Small Capitalization Value Equity Investments—$ ($ total dollar amount of directed brokerage transactions); and International Equity Investments—$ ($ total dollar amount of directed brokerage transactions).

[1]	CGM Includes commissions paid to Citigroup Global Markets Inc. or any of its affiliates.

[2]	MS&Co. includes commissions paid to Morgan Stanley & Co. Incorporated (“MS&Co.”) or any of its affiliates.

The following table sets forth certain information regarding each Fund’s payment of brokerage commissions for the fiscal year ended August 31, 2009:

						% of Total	% of Total
				% of Total	% of Total	Dollar Amount	Dollar Amount
				Brokerage	Brokerage	of Transactions	of Transactions
	Total	Commissions	Commissions	Commissions	Commissions	Involving	Involving
	Brokerage	Paid to	Paid to	Paid to	Paid to	Commissions	Commissions
Fund	Commissions Paid*	CGM[1]	MS&Co.[2]	CGM	MS&Co.	Paid to CGM	Paid to MS&Co.

Large Capitalization Growth Investments	$3,853,171	$57,908	$23,670	1.50%	0.61%	2.43%	0.23%
Large Capitalization Value Equity Investments	$2,742,582	$6,561	$12,059	0.24%	0.44%	0.34%	0.46%
Small Capitalization Growth Investments	$1,239,088	$10,940	$3,917	0.88%	0.32%	1.21%	0.02%

						% of Total	% of Total
				% of Total	% of Total	Dollar Amount	Dollar Amount
				Brokerage	Brokerage	of Transactions	of Transactions
	Total	Commissions	Commissions	Commissions	Commissions	Involving	Involving
	Brokerage	Paid to	Paid to	Paid to	Paid to	Commissions	Commissions
Fund	Commissions Paid*	CGM[1]	MS&Co.[2]	CGM	MS&Co.	Paid to CGM	Paid to MS&Co.

Small Capitalization Value Equity Investments	$709,110	$132	$865	0.02%	0.12%	0.03%	0.07%
International Equity Investments	$1,537,763	$3,212	$27,283	0.21%	1.77%	0.13%	0.30%
Emerging Markets Equity Investments	$2,074,472	$5,705	$45,784	0.28%	2.21%	0.73%	1.89%
Core Fixed Income Investments	$26,795	N/A	N/A	N/A	N/A	N/A	N/A
High Yield Investments	$883	N/A	N/A	N/A	N/A	N/A	N/A
International Fixed Income Investments	$2,643	N/A	N/A	N/A	N/A	N/A	N/A
Municipal Bond Investments	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Money Market Investments	N/A	N/A	N/A	N/A	N/A	N/A	N/A

*	Total includes commissions directed for research and statistical services as follows: Large Capitalization Growth Investments—$268,616 ($463,924,882 total dollar amount of directed brokerage transactions); Large Capitalization Value Equity Investments—$84,241 ($52,929,973 total dollar amount of directed brokerage transactions); Small Capitalization Growth Investments—$59,855 ($56,118,154 total dollar amount of directed brokerage transactions); Small Capitalization Value Equity Investments—$29,916 ($15,635,399 total dollar amount of directed brokerage transactions); and International Equity Investments—$216,522 ($126,852,910 total dollar amount of directed brokerage transactions).

[1]	CGM Includes commissions paid to Citigroup Global Markets Inc. or any of its affiliates from September 1, 2008, to August 31, 2009.

[2]	MS&Co. includes commissions paid to Morgan Stanley & Co. Incorporated (“MS&Co.”) or any of its affiliates from June 1, 2009, to August 31, 2009.

The following table sets forth certain information regarding each Fund’s payment of brokerage commissions for the fiscal year ended August 31, 2008:

				% of Total
			% of Total	Dollar Amount
			Brokerage	of Transactions
	Total	Commissions	Commissions	Involving
	Brokerage	Paid to	Paid to	Commissions
Fund	Commissions Paid*	CGM	CGM	Paid to CGM

Large Capitalization Growth Investments	$2,815,405	$79,157	2.81%	3.80%
Large Capitalization Value Equity Investments	$1,756,371	$11,183	0.64%	1.87%
Small Capitalization Growth Investments	$1,186,300	$2,348	0.20%	0.55%
Small Capitalization Value Equity Investments	$441,186	N/A	N/A	N/A
International Equity Investments	$3,750,141	$173,496	5.02%	13.02%
Emerging Markets Equity Investments	$2,291,438	342	0.02%	0.02%
Core Fixed Income Investments	$37,361	N/A	N/A	N/A
High Yield Investments	$2,427	N/A	N/A	N/A
International Fixed Income Investments	$12,589	N/A	N/A	N/A
Municipal Bond Investments	N/A	N/A	N/A	N/A
Money Market Investments	N/A	N/A	N/A	N/A

*	Total includes commissions directed for research and statistical services as follows: Large Capitalization Growth Investments—$1,129,702 ($364,941,456 total dollar amount of directed brokerage transactions); Large Capitalization Value Equity Investments—$131,474 ($122,057,028 total dollar amount of directed brokerage transactions); Small Capitalization Growth Investments—$68,897 ($73,406,213 total dollar amount of directed brokerage transactions); Small Capitalization Value Equity Investments—$20,367 ($11,770,423 total dollar amount of directed brokerage transactions); and International Equity Investments—$48,828 ($393,994,662 total dollar amount of directed brokerage transactions).
     The following table sets forth each Fund’s holdings of securities issued by its regular brokers or dealers:

Value of
Securities Held
as of Fiscal
	D=Debt	Year Ended
Fund Name	E=Equity	August 31, 2010
Large Capitalization Growth Investments

Large Capitalization Value Investments

Small Capitalization Growth Investments

Small Capitalization Value Investments

International Equity Investments

Emerging Markets Equity Investments

Value of
Securities Held
as of Fiscal
	D=Debt	Year Ended
Fund Name	E=Equity	August 31, 2010
Core Fixed Income Investments

High Yield Investments

International Fixed Income Investments

Money Market Investments
PORTFOLIO TURNOVER
Money Market Investments may attempt to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Fund. The Funds may engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates or for other reasons. The Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.
A Fund’s turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Since the Funds are authorized to engage in transactions in options, they may experience increased portfolio turnover under certain market conditions as a result of their investment strategies. For instance, the exercise of a substantial number of options written by a Fund (because of appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of a Fund’s securities that are included in the computation of turnover were replaced once during a period of one year.

Certain practices that may be employed by a Fund could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a Sub-adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of a Fund’s shares as well as by requirements that enable a Fund to receive favorable tax treatment.
The Funds’ turnover rates for the last two fiscal years were as follows:

	Fiscal Year Ended	Fiscal Year Ended
Fund	August 31, 2010	August 31, 2009
Large Capitalization Growth Investments	92%	113%
Large Capitalization Value Equity Investments	104%	97%
Small Capitalization Growth Investments	84%	73%
Small Capitalization Value Equity Investments	25%	53%
International Equity Investments	73%	72%
Emerging Markets Equity Investments	53%	133%
Core Fixed Income Investments	257%	374%
High Yield Investments	74%	68%
International Fixed Income Investments	93%	263%
Municipal Bond Investments	2%	25%
INVESTMENT MANAGEMENT AND OTHER SERVICES
Manager; Sub-advisers. The Consulting Group, a division of CGAS, and each a business of MSSB Holdings, serves as investment manager to the Trust pursuant to an investment management agreement (“Management Agreement”) between the Trust and CGAS. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Manager on behalf of the Funds (“Sub-advisory Agreements”).
Each Fund bears its own expenses, which generally include all costs not specifically borne by the Manager, the distributor, the Sub-advisers, the Administrator, the transfer agent or other service providers. Included among the Funds’ expenses are costs incurred in connection with a Fund’s organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing services; the costs of regulatory compliance; and costs associated with maintaining the Trust’s legal existence and shareholder relations. As administrator, Brown Brothers Harriman & Co. provides various administrative services, including assisting with the supervision of the Trust’s operations, accounting and bookkeeping, calculating each Fund’s daily NAV, preparing reports to the Funds’ shareholders, preparing and filing reports with the SEC and state securities authorities, preparing and filing tax returns and preparing materials for meetings of the Trustees and its committees.
Under the Management Agreement, each Fund pays CGAS a fee, calculated daily and paid monthly, based on the rates applied to the value of each Fund’s average daily net assets. CGAS pays each Sub-adviser, based on the rates applied to each respective Fund’s average daily net assets on a monthly basis. The maximum allowable annual management fee, the aggregate sub-advisory fee paid by CGAS to each Sub-adviser and the fee retained by CGAS for the fiscal year ended August 31, 2010, are indicated below:

			Maximum
	Sub-adviser		Allowable Annual
Fund	Fee*	CGAS Fee	Management Fee
Large Capitalization Growth Investments	%	%	0.60%
Large Capitalization Value Equity Investments	%	%	0.60%
Small Capitalization Growth Investments	%	%	0.80%
Small Capitalization Value Equity Investments	%	%	0.80%
International Equity Investments	%	%	0.70%
Emerging Markets Equity Investments	%	%	0.90%
Core Fixed Income Investments	%	%	0.40%
High Yield Investments	%	%	0.70%
International Fixed Income Investments	%	%	0.50%
Municipal Bond Investments	%	%	0.40%
Money Market Investments	%	%	0.15%

*	Effective rate based on average net assets for the period ended August 31, 2010.
Administrator. Brown Brothers Harriman & Co. (“BBH”) serves as the administrator (“Administrator”) to the Funds pursuant to a written agreement (“Administration Agreement”). For its administrative services, BBH receives an annual asset-based fee of 0.025% on assets up to the first $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion and out-of-pocket expenses. The assets used to determine the administration fee are calculated based on the Trust’s aggregate assets.
For the fiscal year ended August 31, 2010, the Funds’ investment management fees paid to CGAS and administration fees, paid in the aggregate to BBH*, were approximately:

	Management	Administration
Fund	Fee	Fee
Large Capitalization Growth Investments
Large Capitalization Value Equity Investments
Small Capitalization Growth Investments
Small Capitalization Value Equity Investments
International Equity Investments
Emerging Markets Equity Investments
Core Fixed Income Investments
High Yield Investments
International Fixed Income Investments
Municipal Bond Investments
Money Market Investments

*	Reported administration fees paid to BBH include fees for fund accounting and custody services.

For the fiscal year ended August 31, 2010, management fees, in the aggregate, were waived as follows:

Fee
Fund	Waivers
Large Capitalization Growth Investments
Large Capitalization Value Equity Investments
Small Capitalization Growth Investments
Small Capitalization Value Equity Investments
International Equity Investments
Emerging Markets Equity Investments
Core Fixed Income Investments
High Yield Investments
Municipal Bond Investments
International Fixed Income Investments
Money Market Investments
For the fiscal year ended August 31, 2009, the Funds’ investment management fees paid to CGAS and administration fees, paid in the aggregate to BBH*, were approximately:

	Management	Administration
Fund	Fee	Fee
Large Capitalization Growth Investments	$8,639,387	$554,742
Large Capitalization Value Equity Investments	$7,740,281	$505,951
Small Capitalization Growth Investments	$2,343,420	$137,552

	Management	Administration
Fund	Fee	Fee
Small Capitalization Value Equity Investments	$2,178,223	$147,782
International Equity Investments	$5,367,100	$763,113
Emerging Markets Equity Investments	$4,460,985	$473,637
Core Fixed Income Investments	$3,272,773	$448,819
High Yield Investments	$755,452	$59,688
International Fixed Income Investments	$1,197,813	$232,270

	Management	Administration
Fund	Fee	Fee
Municipal Bond Investments	$330,695	$41,467
Money Market Investments	$250,236	$68,884

*	Reported administration fees paid to BBH include fees for fund accounting and custody services.
For the fiscal year ended August 31, 2009, management fees, in the aggregate, were waived as follows:

Fee
Fund	Waivers
Large Capitalization Growth Investments	$1,188
Large Capitalization Value Equity Investments	$166,875
Small Capitalization Growth Investments	$30,222
Small Capitalization Value Equity Investments	$26,616
International Equity Investments	$96,387
Emerging Markets Equity Investments	$696,509
Core Fixed Income Investments	$30,182
High Yield Investments	$165,346
Municipal Bond Investments	$0
International Fixed Income Investments	$0
Money Market Investments	$59,987

For the fiscal year ended August 31, 2008, the Funds’ investment management fee paid to CGAS and administration fees paid to BBH including fees for fund accounting and custody services:

	Management	Administration
Fund	Fee	Fee
Large Capitalization Growth Investments	$14,233,083	$747,480
Large Capitalization Value Equity Investments	$11,110,516	$576,361
Small Capitalization Growth Investments	$3,217,941	$154,077
Small Capitalization Value Equity Investments	$2,673,987	$134,150
International Equity Investments	$11,343,671	$1,073,064
Emerging Markets Equity Investments	$5,943,875	$695,843
Core Fixed Income Investments	$3,957,795	$432,877
High Yield Investments	$865,547	$58,703
International Fixed Income Investments	$1,094,019	$136,112
Municipal Bond Investments	$381,032	$39,052
Money Market Investments	$249,107	$72,593
For the fiscal year ended August 31, 2008, management, administration and custody fees, in the aggregate, were waived as follows:

Fee
Fund	Waivers
Large Capitalization Growth Investments	$432
Large Capitalization Value Equity Investments	$407,843
Small Capitalization Growth Investments	$38,280
Small Capitalization Value Equity Investments	$40,847
International Equity Investments	$1,000,715
Emerging Markets Equity Investments	$957,242
Core Fixed Income Investments	$21,943
High Yield Investments	$189,895
International Fixed Income Investments	$0
Municipal Bond Investments	$0
Money Market Investments	$34,605
Until June 1, 2009, CGAS’ predecessor Citigroup Investment Advisory Services was a subsidiary of Citigroup Inc. On June 1, 2009, Morgan Stanley & Co. (“Morgan Stanley”) and Citigroup Inc. formed a joint venture known as MSSB Holdings, of which CGAS is a wholly-owned subsidiary. CGAS is a registered investment adviser and is responsible for overseeing the management of the Funds. MSSB’s Consulting Group, which works in conjunction with CGAS, has extensive experience in providing investment adviser selection services. Consulting Group, through its predecessor, the Consulting Services Division, was established in 1973 with the primary objective of matching the investment needs of institutional and individual clients with appropriate and qualified money management organizations throughout the nation. In 1989, the Consulting Services Division was restructured and its research and investment advisory evaluation services functions were segregated and named the Consulting Group. The Consulting Group’s analysts, in the aggregate, have many years of experience performing asset manager searches for institutional and individual clients. These analysts rely on the Manager’s comprehensive database of money management firms, through which the Manager tracks the historic and ongoing performance of over 800 of the more than 16,000 registered investment advisers, and annually conducts over 300 onsite evaluation visits to advisers. As of October 31, 2010, CGAS’ Investment Advisory Service unit, of which Consulting Group is a party, provided services with respect to over [$               ] billion of client assets representing over [               ] thousand separate accounts under a variety of programs designed for individual and institutional investors.
     The Manager, MSSB and each Sub-adviser pay the salaries of all officers and employees who are employed by them and the Trust, and the Manager, with the exception of the Trust’s CCO, for whom the Trust reimburses a portion of his annual compensation. MSSB maintains office facilities for the Trust. The Manager the Sub-advisers, and BBH bear all expenses in connection with the performance of their respective services under the Management Agreement, the Sub-advisory Agreements, and the Administration Agreement, except as otherwise provided in the respective agreement.
Disclosure of Portfolio Holdings
The Trust has adopted policies and procedures with respect to the disclosure of each Fund’s securities and any ongoing arrangements to make available information about the Fund’s securities holdings. The policy requires that consideration always be given as to whether disclosure of information about a Fund’s securities holdings is in the best interests of the Fund’s shareholders, and that any conflicts of interest between the interests of the Fund’s shareholders and those of the Manager, the Administrator, MSSB or their affiliates, be addressed in a manner that places the interests of Fund shareholders first. The policy provides that information regarding a Fund’s securities holdings may not be shared with non-employees of the Trust’s service providers, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate Fund’s business purposes and in accordance with the policy.
The policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. The Manager believes that this passage of time prevents a third party from benefiting from an investment decision made by a portfolio that has not been fully reflected by the market.
Under the policy, each Fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-employees with simultaneous public disclosure at least 25 days after calendar quarter end except in the case of money market funds’ holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a MSSB or the Trust’s Internet site that is accessible by the public, or through public release by a third party vendor. In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning Money Market Investments’ portfolio holdings will be posted with the Funds’ other disclosure documents on the MSSB website five business days after the end of the month and remain posted on the website for six months thereafter. Also, detailed information about Money Market Investments’ portfolio holdings, including their mark-to-market values will be disclosed to the SEC on a monthly basis on Form N-MFP. This information on Form N-MFP will be made public by the SEC with a 60 day lag.
The policy permits the release of limited portfolio holdings information that is not yet considered stale in certain situations, including:
1.	Each Fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	Each Fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.	A list of securities (that may include portfolio holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds, including the Fund) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.	Each Fund’s sector weightings, performance attribution (e.g., analysis of the Fund’s out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.	The Fund’s securities holdings may be released on an as-needed basis to its legal counsel, counsel to its Independent Trustees, and its independent registered public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.
Under the policy, if information about a Fund’s securities holdings is released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. The Fund, the Manager, and any other affiliated party may not receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the Fund’s portfolio securities will be reviewed at least annually by the Trustees.
The approval of the CCO, or his or her designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with the Manager’s and Administrator’s legal department, as necessary. Exceptions to the policies are reported to the Trustees at their next regularly scheduled meeting.
Set forth below are charts showing those parties with whom the Manager, on behalf of each Fund, has authorized ongoing arrangements that include the release of portfolio holding information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the below as recipients are service providers, fund rating agencies, consultants and analysts.
As of December 1, 2010, the Funds may release their portfolio holdings to the following recipients:

Recipient	Frequency	Delay Before Dissemination
BBH (Administrator, Fund Custodian and Accounting Agent)	Daily	None
ISS (formerly RiskMetrics Group, Inc.) (Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 days after Quarter End
Lipper	Quarterly	25 days after Quarter End
Morningstar Inc.	Quarterly	25 days after Quarter End
Vestek	Daily	None
FactSet Research Systems Inc.	Daily	None

     As of December 1, 2010, the Funds also may release their portfolio holdings to the following recipients:

Recipient	Frequency	Delay Before Dissemination
Zeno Consulting (formerly, Plexus Group)	Quarterly	Sent the 1-3 business day following the end of a Quarter
Fitch, Inc.	Monthly	Sent 6-8 business days following month end
Moody’s Corp.	Weekly Tuesday Night	1 business day
S&P	Weekly Tuesday Night	1 business day
Proxy Voting Policies
Although individual Trustees may not agree with particular policies or votes by the Manager, the Board has approved delegating proxy voting discretion to the Manager and Sub-advisers believing that they should be responsible for voting because it is a matter relating to the investment decision making process.
Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Manager or the Sub-adviser, as the case may be, would vote the proxy in accordance with the principles set forth in its proxy voting policies and procedures, including the procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Manager or the Sub-adviser or any affiliated person of the Fund and the Fund’s shareholders, on the other.
Attached as Appendix B are copies of the guidelines and procedures that the Manager and Sub-advisers use to determine how to vote proxies relating to portfolio securities, including the procedures that the Manager and or Sub-advisers use when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Manager or any affiliated person of the Trust or the Manager or Sub-advisers, on the other. This summary of the guidelines gives a general indication as to how the Manager and Sub-advisers will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Manager and-or Sub-advisers as applicable always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.
The proxy voting policies of the Sub-advisers, or summaries thereof, are also found in Appendix B.
Information on how each Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling (800) 444-4273 (ask for “Consulting Group”), on the SEC’s website at: www.sec.gov and on the Trust’s website at : www.smithbarney.com/products_services/managed_money/trak/.
Code of Ethics
Pursuant to Rule 17j-1 of the 1940 Act, each of the Trust, the Manager, each Sub-adviser and distributor has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by a Fund of the Trust. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.
Copies of the codes of ethics of the Trust, the Manager, Sub-advisers and distributor are on file with the SEC.
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19102, serves as counsel to the Trust. Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, NY 10038, serves as counsel to the Independent Trustees.

[                                                           ], serves as the independent registered public accounting firm of the Trust.
Organization of the Trust. The Trust has been organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 12, 1991, as amended from time to time (“Trust Agreement”).
In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. BNY Mellon Asset Servicing (formerly PNC Global Investor Servicing, Inc.), the Trust’s transfer agent, maintains a record of each shareholder’s ownership of Trust shares. Shares do not have cumulative voting rights, meaning that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a Trustwide basis, except with respect to proposals affecting an individual Fund, such as those with respect to the Management Agreement.
Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust’s management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

PORTFOLIO MANAGER DISCLOSURE
Portfolio Managers
The following tables set forth certain additional information with respect to the portfolio managers for each Fund. Unless noted otherwise, all information is provided as of August 31, 2010.
Other Accounts Managed by Portfolio Managers
The table below identifies, for each portfolio manager, the number of accounts (other than the Fund) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.
Large Capitalization Growth Investments
Delaware Management Company^

	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jeffrey S. Van Harte *
Christopher J. Bonavico *
Christopher M. Ericksen *
Daniel J. Prislin*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jeffrey S. Van Harte
Christopher J. Bonavico
Christopher M. Ericksen
Daniel J. Prislin

^	Investments in Large Capitalization Growth Investments are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of Large Capitalization Growth Investments, the repayment of capital from Large Capitalization Growth Investments, or any particular rate of return.

Large Capitalization Growth Investments
Frontier Capital Management Co., Inc.

	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Stephen M. Knightly*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Stephen M. Knightly
Large Capitalization Growth Investments
Wells Capital Management Inc.

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Thomas J. Pence
Michael C. Harris
Michael Smith
Large Capitalization Growth Investments
Westfield Capital Management Company, L.P.

	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
William A. Muggia*
Arthur J. Bauernfeind*
Matthew W. Strobeck*
Ethan J. Meyers*
Scott R. Emerman*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
William A. Muggia
Arthur J. Bauernfeind
Matthew W. Strobeck
Ethan J. Meyers
Scott R. Emerman
Large Capitalization Value Equity Investments
Artisan Partners Limited Partnership

	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott C. Satterwhite*
James C. Kieffer*
George O. Sertl, Jr.*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott C. Satterwhite
James C. Kieffer
George O. Sertl, Jr.
Large Capitalization Value Equity Investments
Cambiar Investments, LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Brian M. Barish*
Maria L. Mendelsberg
Ania A. Aldrich
Timothy A. Beranek

Large Capitalization Value Equity Investments
Cullen Capital Management, LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

James P. Cullen*

John C. Gould

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2009:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

James P. Cullen
Large Capitalization Value Equity Investments
HGK Asset Management, Inc.

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Michael Pendergast

Paul Carlson

Eric Fuhrman
Large Capitalization Value Equity Investments
NFJ Investment Group LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Paul A. Magnuson

Ben J. Fischer

Jeffrey S. Partenheimer

R. Burns McKinney

Thomas W. Oliver

Small Capitalization Growth Investments
Wall Street Associates LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

William Jeffery, III*

Kenneth F. McCain*

Paul J. Ariano *

Carl Wiese *

Paul K. LeCoq*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

William Jeffery, III

Kenneth F. McCain

Paul J. Ariano

Carl Wiese

Paul K. LeCoq
Small Capitalization Growth Investments
Westfield Capital Management Company, L.P.

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Arthur J. Bauernfeind*

William A. Muggia*

Ethan J. Meyers*

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Scott R. Emerman*

Matthew W. Strobeck*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Arthur J. Bauernfeind

William A. Muggia

Ethan J. Meyers

Scott R. Emerman

Matthew W. Strobeck
Small Capitalization Value Equity Investments
Delaware Management Company^

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Christopher S. Beck

^	Investments in Small Capitalization Value Equity Investments are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of Small Capitalization Value Equity Investments, the repayment of capital from Small Capitalization Value Equity Investments, or any particular rate of return.
Small Capitalization Value Equity Investments
NFJ Investment Group LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Paul A. Magnuson

Ben J. Fischer

R. Burns McKinney

Morley D. Campbell

Small Capitalization Value Equity Investments
Rutabaga Capital Management LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Peter Schliemann

Brent Miley

N. Carter Newbold

Dennis Scannell

Rob Henderson
International Equity Investments
Marsico Capital Management, LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

James G. Gendelman	20	$8.57 billion	7	$749 million	21	$2.17 billion
International Equity Investments
Philadelphia International Advisors LP

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Andrew B. Williams*	3	$598.4 million	2	$406.5 million	79	$5.4 billion

Robert C. Benthem de Grave*	3	$598.4 million	2	$406.5 million	79	$5.4 billion

Frederick B. Herman, III*	3	$598.4 million	2	$406.5 million	79	$5.4 billion

Stephen C. Dolce*	3	$598.4 million	2	$406.5 million	79	$5.4 billion

Scott E. Decatur	None	$0	None	$0	None	$0

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Andrew B. Williams	None	$0	None	$0	2	$118.6 million

Robert C. Benthem de Grave	None	$0	None	$0	2	$118.6 million

Frederick B. Herman, III	None	$0	None	$0	2	$118.6 million

Stephen C. Dolce	None	$0	None	$0	2	$118.6 million
International Equity Investments
Schroder Investment Management North America Inc.

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Virginie Maisonneuve *

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Virginie Maisonneuve
International Equity Investments
Thornburg Investment Management, Inc.

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

William V. Fries*

Wendy Trevisani*

Lei Wang*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
William V. Fries
Wendy Trevisani
Lei Wang

Emerging Markets Equity Investments
Lazard Asset Management LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Rohit Chopra*
James M. Donald*
Erik McKee*
John R. Reinsberg*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled
	Company		Investment Vehicles		Other Accounts
Portfolio Manager Name	Accounts	Assets	Accounts	Assets	Accounts	Assets
Rohit Chopra
James M. Donald
Erik McKee
John R. Reinsberg

Emerging Markets Equity Investments
Newgate Capital Management LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Avy Hirshman*
James Trainor*

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Sonia Rosenbaum*
Matthew Peterson*
David Lee*
Maria Eugenia Tinedo*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Avy Hirshman
James Trainor
Sonia Rosenbaum
Matthew Peterson
David Lee
Maria Eugenia Tinedo

Emerging Markets Equity Investments
SSgA Funds Management, Inc.

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Christopher Laine

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Christopher Laine

Core Fixed Income Investments
BlackRock Financial Management, Inc.

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Matthew Marra*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment		Other Accounts
	Company		Vehicles
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Matthew Marra
Core Fixed Income Investments
Metropolitan West Asset Management LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Tad Rivelle*
Laird Landmann*
Stephen Kane *

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Tad Rivelle
Laird Landmann
Stephen Kane

Core Fixed Income Investments
Pacific Investment Management Company LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Chris P. Dialynas*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Chris P. Dialynas

Core Fixed Income Investments
Western Asset Management Company

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
S. Kenneth Leech
Stephen A. Walsh
Edward A. Moody
Carl L. Eichstaedt
Michael C. Buchanan
Mark S. Lindbloom

High Yield Investments
PENN Capital Management Co., Inc.

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Richard A. Hocker
Eric J. Green

High Yield Investments
Western Asset Management Company

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
S. Kenneth Leech
Stephen A. Walsh
Michael C. Buchanan

International Fixed Income Investments
Pacific Investment Management Company LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Mohamed A. El-Arian*

*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2010:

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Mohamed A. El-Arian

Municipal Bond Investments
McDonnell Investment Management, LLC

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Stephen Wlodarski
James Grabovac
Dawn Mangerson

Money Market Investments
The Dreyfus Corporation

	Registered Investment		Other Pooled Investment
	Company		Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Jay Sommariva
Portfolio Manager Compensation
Artisan Partners Limited Partnership (“Artisan”)
The Manager pays Artisan a fee based on the assets under management of Large Capitalization Value Equity Investments set forth in an investment sub-advisory agreement between Artisan and the Manager. Artisan pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to Large Capitalization Value Equity Investments. An Artisan portfolio manager is compensated through a fixed base salary and a subjectively determined incentive bonus, the aggregate amount of which is a portion of a bonus pool which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategy or strategies, including the Fund. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan based on assets under management. Artisan bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns its portfolio manager’s interests more closely with the long-term interests of clients.
Artisan portfolio managers participate in group life, health, medical reimbursement and retirement plans that are generally available to all salaried employees of the firm. All senior professionals, including portfolio managers, have or are expected to have over a reasonable time, limited partnership interests in the firm.
BlackRock Financial Management, Inc. (“BlackRock”)
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.
Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.
Discretionary incentive compensation — Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the of the Fund, these benchmarks consist of a variety of widely followed securities indices and customized indices determined by the performance objectives of the Fund or other accounts managed by the portfolio managers. BlackRock’s chief investment officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.
Distribution of Discretionary Incentive Compensation — Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.
Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Weinstein and Marra have each received awards under the LTIP.
Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Weinstein and Marra have each participated in the deferred compensation program.
Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years.
Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (“RSP”), and the BlackRock Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.
Cambiar Investors, LLC
Investment professionals receive a competitive salary plus a bonus tied to firm and individual performance. Analyst contributions are measured through performance attribution which details individual stock and sector selection as well as overall “value added” for the firm. This would include assistance with product development and client service. Company equity is also available to reward key employees. Bonuses are received annually in July and measured for a one year period.
Cullen Capital Management, LLC (“Cullen”)
Mr. Cullen is an equity owner of Cullen and in such capacity does not receive a salary from the Portfolio. Mr. Cullen owns 90% of the equity of Cullen and 51% of the equity of Schafer Cullen Capital Management, Inc. (“Schafer Cullen”), an affiliate of Cullen. Mr. Cullen controls 90% of Cullen’s voting equity. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both Cullen and Schafer Cullen. Mr. Cullen does not receive a fixed salary from Cullen. He receives net profits of each advisory firm based upon his ownership interests in each company. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Cullen participates in Schafer Cullen’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.
Mr. Gould is an equity owner of Cullen and in such capacity does not receive a salary from the Portfolio. Mr. Gould owns 5% of the equity of Cullen. In his ownership capacity, Mr. Gould shares commensurately in the profits and losses of the

Cullen. Mr. Gould does not receive a fixed salary from the Cullen. He receives net profits of the adviser based upon his ownership interests in the firm as well as a fixed salary and bonus from Schafer Cullen. Bonus amounts are determined by the overall profitability of Schafer Cullen and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Gould participates in Schafer Cullen’s 401(k) plan. Mr. Gould does not have a deferred compensation plan.
Delaware Management Company (“Delaware”)
Deferred Compensation — Each named Delaware portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation & Supplemental/Excess Retirement Plan, which is available to all employees whose base salaries or established compensation exceed a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.
Stock Option Incentive Plan/Equity Compensation Plan — Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards and restricted stock units (collectively, “Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan.
The Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan was established in 2001 in order to: attract, retain and reward key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the company; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Awards are granted under the plan from time to time by the company. Awards may be based in part on seniority. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008, is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code of 1986, as amended and the regulations promulgated thereunder. The fair market value of shares of common stock underlying Awards granted prior to December 26, 2008, is determined by an independent appraiser utilizing a formula based valuation methodology. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company and the shares may be called back from the stockholder by the company from time to time, as the case may be.
Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees.
Delaware Management Company, a series of Delaware Management Business Trust, (“DMC”) is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange (ASX: MQG) and regulated by the Australian Prudential Regulation Authority (“APRA”), the Australian banking regulator. Other entities in the corporate chain of control of which DMC is a direct or indirect subsidiary include Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp., Delaware Management Holdings, Inc., and Macquarie Bank Limited.
Frontier Capital Management Co., LLC (“Frontier”)
Frontier’s portfolio manager compensation structure is designed to align the interests of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners of Frontier, which entitle them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management fee revenues generated from client accounts.
HGK Asset Management, Inc. (“HGK”)
HGK’s investment personnel are compensated utilizing a combination of salary, equity ownership through the Employee Stock Option Plan (“ESOP”), and incentive bonuses. All employees tenured more than one year participate in the firm’s ESOP. The ESOP distribution is based on a percentage of the employee’s salary. Additionally, senior management employment contracts have a revenue participation component.
Lazard Asset Management LLC (“Lazard”)

Lazard’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, invest in securities in which the Fund may invest or pursue a strategy similar to the fund’s strategies. Portfolio managers responsible for managing the fund may also manage sub-advised other registered investment companies, proprietary registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios.
     Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash and stock. Portfolio managers are compensated on the performance of the aggregate group of the accounts managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy.
     Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.
     The variable bonus is based on the portfolio manager’s quantitative performance as measured by his ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. The variable bonus for the fund’s portfolio management team in respect of its management of the fund is determined by reference to the MSCI Emerging Markets Index. The portfolio manager’s bonus also can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.
     The Lazard Ltd Equity Incentive Plan through Lazard Ltd. has a multi-year vesting schedule and restrictive covenants. The plan has broad participation by most professionals and represents an excellent opportunity for employees to share in the success of the firm, aligning their interests and performance even more closely with those of clients.
Marsico Capital Management, LLC (“Marsico”)
The compensation package for portfolio managers of Marsico is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors including Marsico’s overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico Capital employees. Portfolio manager compensation comes solely from Marsico. In addition, Marsico’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns Marsico, and may receive distributions on those equity interests.
As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities. To encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

McDonnell Investment Management, LLC (“McDonnell”)
Generally, McDonnell professional personnel, including the portfolio managers listed above, are compensated with an annual salary that is fixed. Such portfolio managers also receive a variable year-end bonus that is determined based on the financial performance of the Sub-adviser and individual performance of the portfolio manager. Components of compensation for the portfolio managers are as follows:
•	Competitive base salary

•	Performance based bonus pool

•	Financial Performance of Sub-adviser

•	Portfolio manager performance

•	Client satisfaction/retention

•	Quality benefits program

•	Company equity participation
Portfolio manager compensation is not quantitatively based on the Portfolio’s investment performance or on the value of the Portfolio’s assets under management. However, the Portfolio’s performance, which is compared against the Barclays Capital Municipal Bond Index, as well as the performance of other accounts managed by the Sub-adviser, is a component of bonus compensation.
Metropolitan West Asset Management LLC (“MetWest”)
MetWest’s compensation program for its investment professionals is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success on behalf of client accounts. Portfolio managers who serve as Partners of MetWest receive salaries plus their respective pro rata shares of MetWest’s profits (if any). Portfolio managers who are not equity owners of MetWest receive an annual salary plus the possibility of cash bonus. In certain instances, an individual can serve as a portfolio manager and receive a cash salary plus bonus compensation based upon the revenue (or profit) received by the firm due to a specific product line. Investment professionals also receive contributions under MetWest’s profit-sharing/401(k) plan. In general, MetWest’s overall profitability determines the total amount of incentive compensation available to investment professionals. An investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of MetWest’s leadership criteria.
On February 24, 2010, the TCW Group Inc. (“TCW”) completed its acquisition of MetWest (“Acquisition”). TCW is an international asset-management firm with approximately $115 billion in assets under management and is a subsidiary of Société Générale. MetWest does not anticipate that the nature and quality of the services it provided to CGCM Core Fixed Income will change materially as a result of the Acquisition. The Acquisition resulted in the assignment (as defined in the Investment Company Act of 1940, as amended) and, therefore, automatic termination of, the existing investment advisory agreement. As a result, the Trustees considered a new investment advisory agreement between the Manager and MetWest containing terms that are substantially identical to those of the existing investment advisory agreement, including the current advisory fee. The Trustees approved the new investment advisory agreement at a meeting held on January 27, 2010, and the agreement took effect on February 24, 2010.
Newgate Capital Management, LLC (“Newgate”)
Newgate pays its portfolio management team a highly competitive annual salary along with an annual performance bonus based on the performance of the firm, the relative performance of their product group and their personal contribution to both. This annual bonus can exceed 200% of their base salary. Newgate believes its total compensation structure exceeds the industry standard. Portfolio Managers may also receive ownership grants in the firm. All Newgate employees are eligible for participation in its 401(k) plan.
NFJ Investment Group LLC (“NFJ”)
As described below, compensation includes a base salary and a variable bonus opportunity or profit sharing participation and may include other incentive compensation programs. In addition, a full employee benefit package is offered.
Base Salary. Each portfolio manager/analyst is paid a base salary. In setting the base salary, NFJ’s intention is to be competitive in light of the particular portfolio manager/analyst’s experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results of the investment industry conducted by an independent third-party.
Annual Bonus or Profit Sharing. Portfolio managers/analysts who are Managing Directors of NFJ participate in NFJ’s Non-Qualified Profit Sharing Plan. Other portfolio managers/analysts are eligible to receive an annual bonus which is tied to successful job performance.
Other Incentive Programs. Portfolio managers/analysts may be eligible to participate in a non-qualified deferred compensation plan, which allows participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Additionally, Portfolio managers/analysts may, from time to time, be granted specific deferred incentive awards. Portfolio managers/analysts who are not Managing Directors are also eligible to participate in the firm’s Long Term Cash Bonus Plan. Each of the Managing Directors has also been awarded Allianz SE Restricted Stock Units which reflect changes in the value of Allianz SE stock. Grants of deferred incentive, Long Term Cash Bonus awards and Allianz SE Restricted Stock Units all vest over a period of time which NFJ believes helps align employee and firm interests.
Pacific Investment Management Company LLC (“PIMCO”)
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.
In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.
Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.
Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.
Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.
Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.
PENN Capital Management Co., Inc. (“PENN Capital”)
There are three components to PENN’s investment professional’s compensation package: salary, cash bonus based on style performance relative to a benchmark, and direct ownership. PENN Capital’s portfolio managers and analysts all participate in the program. Cash bonus can exceed salary, depending on relative performance. Direct equity ownership is granted as a bonus once an analyst is promoted portfolio manager.
The performance incentive bonus is a cash bonus based on fee revenue generated by PENN Capital due to outperformance versus a style’s benchmark. This bonus has no cap and can exceed salary, depending on relative performance of all styles versus their primary benchmark. The structure also rewards outperformance in a down market, which places equal weight on risk control. In addition, all portfolio managers and research analysts are managing 75% of their incentive bonus at all times which ensures a strong alignment of interest with PENN Capital’s clients. The cash incentive bonus is paid out to the portfolio team over a rolling three year period to encourage a commitment to PENN Capital. The individual allocation of this performance incentive bonus is driven by the investment professionals’ adherence to the investment process and measured quarterly through a process of evaluations and review.

On a quarterly basis, each professional is ranked on twenty-four separate categories with a quality scale of one to ten. Some categories include:
•	Security selection; performance

•	Contact with management

•	Database entries (frequency and quality)

•	Their ability to work with the entire investment team

•	Value added

•	Sector weight recommendations
Investment professionals with the highest overall rankings receive the largest distribution of the incentive bonus plan. Approximately 70% of a professional’s total compensation is determined from performance with 30% accounted towards asset growth. If a principal professional leaves the firm, their equity ownership will be distributed back into the founding owners. PENN Capital’s compensation structure remains competitive, senior executives conduct periodic reviews of various compensation studies within the industry. It is PENN Capital’s belief that its incentive program is unique within the industry and remains very effective.
Philadelphia International Advisors LP (“PIA”)
PIA’s Portfolio Managers have a compensation package that includes: base salary (fixed), revenue sharing (fixed percentage), performance bonuses (variable), and partnership distributions (based on the firm’s profitability). The base salary is determined by considering overall experience, expertise, and competitive market rates. The revenue sharing component is a percentage of total firm pre-tax revenue based on tenure and overall experience. The performance bonus is determined by Andrew Williams, Chief Investment Officer and is based on how well the Portfolio Manager’s countries and recommended stock ideas perform for all accounts managed, including the Portfolios, relative to appropriate indexes, as well as the Portfolio Manager’s general contribution to the overall management process. The benchmarks are designed to gauge the Portfolio Manager’s stock selection capabilities within their respective regions versus those of the product’s performance benchmark, MSCI EAFE® and PIA’s proprietary stock selection model. The performance bonus is distributed at year-end based on the pre- tax performance of the previous 12 months. All portions of the Portfolio Managers’ comprehensive compensation plan are received from PIA, and not from individual clients, portfolios or accounts.
Rutabaga Capital Management LLC
The portfolio manager’s compensation consists of a salary and a bonus. Salary is fixed and based on the portfolio manager’s long-term contribution to the firm. Bonuses are allocated at year-end based on the profitability of the firm. Individual bonuses vary depending on the manager’s long and short-term contribution to the firm and its managed accounts. No portion of total compensation is directly tied to either Fund performance or the value of assets in the Fund although general portfolio performance is one of many factors considered in setting compensation levels. Other factors considered in both salary and bonus are investment idea generation, team participation and enhancement, client relationships and investment intelligence. The firm’s President determines each portfolio manager’s overall contribution to the firm and sets the salary and bonus levels.
Schroder Investment Management North America Inc. (“Schroders”)
Schroders aims to provide remuneration packages that are market competitive in order to ensure that it is able to attract and retain top quality professional staff. Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. A Fund’s portfolio managers are compensated for their services to the Fund and to other accounts they manage in a combination of base salary and annual bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees.
Base salary of Schroders’ employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure competitive salaries, and is paid in cash. The portfolio managers’ base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities. A portfolio manager’s bonus is based in part on performance. The bonus for the portfolio manager may be comprised of an agreed contractual floor, a revenue component and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks, which may be internally-and/or externally-based, over one and/or three year periods, the level of funds under management and the level of performance fees generated. Performance is evaluated for each quarter, year and since inception of the relevant Fund. The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance. For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock. These employees may also receive part of the deferred award in the form of notional cash investments in a range of Schroders funds. These deferrals vest over a period of three years and are designed to ensure that the interests of the employees are aligned with those of the shareholders of Schroders. For the purposes of determining the portfolio manager’s bonus, the relevant external benchmarks for performance comparison include a blend of international benchmarks
SSgA Funds Management, Inc. (“SSgA FM”)
The compensation of the Sub-adviser’s investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, the Sub-adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e., equity). The second factor taken into consideration is the size of the pool available for this compensation. The Sub-adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Sub-adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity incentive allocations.
Thornburg Investment Management, Inc. (“Thornburg”)
The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the prospectus also owns equity shares in the Sub-adviser. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, multiple year historical total return of accounts managed by the manager, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.
Wall Street Associates LLC
All members of the Investment Team with the exception of employee shareholders are eligible for a fixed base salary and annual bonus. The bonus is based on the team member’s overall performance as well as the financial profitability of the firm, and is subjectively determined by the chief investment officer. All employees also participate in the Wall Street Associates 401(k)/Profit Sharing Plan according to eligibility requirements.
Employee shareholders are eligible for a fixed salary and an annual bonus. The bonus is based on the overall financial performance of the company and can vary depending on company results.
Wells Capital Management, Inc. (“WellsCap”)
The compensation structure for WellsCap’s portfolio managers includes a competitive fixed base salary plus variable incentives (WellsCap utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5-year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style.

Western Asset Management Company (“WAMCo”)
At WAMCo, one compensation methodology covers all products and functional areas, including portfolio managers. WAMCo’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and WAMCo as a whole.
Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to WAMCo as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.
For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Firm and portfolio strategy, and communication with clients. In reviewing investment performance, one, three, and five year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.
Westfield Capital Management Co., L.P. (“Westfield”)
Members of Westfield’s investment committee may be eligible to receive various components of compensation:
•	Investment committee members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.

•	Investment committee members may be eligible to receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and contribution to the investment performance of Westfield.

•	Investment committee members may be eligible to receive a bonus pool distribution award. This award is derived from a pool based on 40% of the operating profit of Westfield. Individual awards are determined by a member’s overall performance within the firm, including contribution to company strategy, participation in marketing and client service initiatives as well as longevity at the firm.

•	Investment committee members may also receive equity interests in the future profits of Westfield. The members of Westfield’s management team who received equity interests in the firm entered into agreements restricting post-employment competition and solicitation of clients or employees of Westfield. This compensation was in addition to their competitive salary and performance based bonus and vests over five years.

•	Additionally, as manager of five limited partnerships, Mr. Muggia is entitled to receive a portion of any performance fees earned on such partnerships. Mr. Muggia is also granted discretion to award a portion of any performance-based fees earned by such limited partnerships to any member of Westfield.
Potential Conflicts of Interest
Potential conflicts of interest may arise when a Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.
These potential conflicts include:
Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment Sub-adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment sub-adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Related Business Opportunities. A sub-adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to a sub-adviser and its affiliates.
Artisan Partners Limited Partnership (“Artisan”)
Artisan’s investment team, led by Scott C. Satterwhite, James C. Kieffer, and George O. Sertl, Jr., manages portfolios for multiple clients in three investment strategies (mid-cap value, small-cap value and opportunistic value). These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan, its portfolio managers and its other personnel might conflict with the interests of the Fund and their shareholders, including:
Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within Artisan’s mid-cap value strategy, including the Fund, are managed similarly, substantially all of the research and portfolio management activities conducted by the mid-cap value investment team benefit all clients within the strategy. Artisan’s accounting and financial personnel and legal and compliance personnel divide their time among services to the Fund and other client accounts.
Restrictions on Activities. Artisan generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. Therefore, client-imposed restrictions placed on one or more client accounts may impact the manner in which Artisan invests on behalf of all of its client accounts.
To prevent the potentially negative impact that the actions by one client account or multiple client accounts may have on the manner in which Artisan invests on behalf of all of its client accounts, Artisan generally does not accept accounts subject to restrictions that Artisan believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.
Investments in Issuers with Business Relationships with Artisan. From time to time, clients in a particular investment strategy, including the Fund, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan or has another business relationship with Artisan or its affiliates. Artisan has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.
Artisan may allow an employee of the firm to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material nonpublic information, Artisan does not permit investment by client accounts or persons covered by Artisan’s Code of Ethics in securities of any issuer of which an Artisan employee is a director, except that the employee who is the director may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Fund if the Artisan employee were not a director. No employee of Artisan currently serves as a director or officer of any public company other than Artisan Funds, Inc., a registered investment company advised by Artisan (“Artisan Funds”).
Management Services Provided to the Fund’s Service Providers. Artisan provides separate account management services to a number of entities, including some that may be, or affiliates of which may be, service providers to the Fund. In every case, the compensation received by Artisan for its advisory services is consistent with the fees received by Artisan from clients that have no relationship with the Fund.
Allocation of Portfolio Transactions Among Clients. Artisan seeks to treat all of the firm’s clients fairly when allocating investment opportunities among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for a limited number of client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm’s traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts for execution by a single broker, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. All participating accounts, including the Fund, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and commission rate.
Because the firm usually does not know in advance how many shares it will receive in most underwritten offerings, including initial public offerings, the firm allocates the shares after the shares are received. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan’s proprietary accounts, which are discussed below, are not permitted to invest in underwritten offerings. The procedures for aggregating portfolio transactions and allocating them among clients are set out in written procedures that are reviewed regularly by Artisan.
Soft Dollars and Commission Recapture. As an investment adviser, Artisan has an obligation to seek best execution for clients — that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan’s investment decisions for the benefit of its clients. Subject to Artisan’s duty to seek best execution, Artisan’s selection of brokers is affected by Artisan’s receipt of research services. Artisan uses client commissions (i) to acquire third party research only if it has intellectual content, and (ii) for proprietary research provided by brokers participating in the execution process, including access to the brokers’ traders and analysts, access to conferences and company managements, and the provision of market information.
When Artisan receives research products and services in return for client brokerage, it relieves Artisan of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan to select a particular broker-dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, Artisan chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain governmental clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan pays for such products and services from its own funds). A number of Artisan’s clients participate in commission recapture arrangements, pursuant to which Artisan is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture brokers subject to Artisan’s duty to seek best execution. Those client directions generally require that Artisan execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture brokers. Artisan tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account). The firm’s progress toward those commission recapture goals are monitored on an on-going basis by members of the legal and compliance team and the firm’s brokerage committee. Largely driven by developments in brokerage commission reporting in the U.K. and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest broker-dealers have stopped facilitating commission recapture on transactions outside the U.S. As a result, commissions in non-U.S. transactions are rarely able to be recaptured.
Artisan has adopted written procedures with respect to soft dollars and commission recapture.
Proprietary and Personal Investments and Code of Ethics. Artisan’s proprietary investments and personal investments by the firm’s employees also may present potential conflicts of interest with Artisan’s clients, including the Fund. Artisan from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Other proprietary or similar accounts, that may exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more of those accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts, including the proprietary and other accounts. As of August 31, 2009, Artisan did not have any such accounts.
Personal transactions are subject to the Artisan Code of Ethics, which generally provides that employees of Artisan may not take personal advantage of any information that they may have concerning Artisan’s current investment program. The Code requires preapproval of most personal transactions in securities by Artisan employees believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibits Artisan employees from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty days. In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan’s compliance department quarterly or more frequently. Artisan reviews those reports and the securities holdings of its employees for conflicts, or potential conflicts, with client transactions.
The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan’s clients.
Proxy Voting. Artisan may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on the Fund’s behalf. As described in its proxy voting policy, Artisan will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan manages assets for the issuer or an affiliate of the issuer and also recommends that the Fund invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan; (iii) Artisan is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan, or an employee of Artisan, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy. Artisan’s proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to avoid or minimize conflicts of interest that otherwise may result in voting proxies for Artisan’s clients, including the Fund.

Fees. Like the fees Artisan receives from the Fund, the fees Artisan receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. However, Artisan may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan performance against an agreed upon benchmark), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of August 31, 2009, Artisan had four separate accounts with performance-based fees encompassing all of its investment strategies. None of those separate accounts is in Artisan’s mid-cap value strategy. Although Artisan may have an incentive to manage the assets of accounts with performance—based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan’s procedures to manage all clients within a particular strategy similarly regardless of fee structure.
BlackRock Financial Management, Inc. (“BlackRock”)
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Weinstein and Marra each currently manage certain accounts that are subject to performance fees. In addition, Mr. Weinstein assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.
Cambiar Investors, LLC (“Cambiar”)
First and foremost, Cambiar places the interests of its clients and shareholders first and expects all of its employees to meet their fiduciary duties. Cambiar recognizes that there are certain inherent risks in its business and accordingly has developed policies and procedures designed to identify, manage and mitigate the effects of actual or potential conflicts of interest. All clients are given fair and equitable treatment for trade allocation, brokerage and other advisory services.
Cambiar has formally addressed conflict of interest situations by conducting annual reviews of the firm’s policies and procedures to determine that they are current and effective in view of the firm’s businesses practices, advisory services, and current regulatory requirements. As part of the firm’s annual review, or more frequently, as may be appropriate, policies and procedures are evaluated and updated to reflect any changes in the firm’s activities, personnel, or regulatory developments. Any update in its procedures is communicated to the appropriate employee or third party.

All employees are required to read and sign off on the firm’s Code of Ethics (“Code”) annually. The Code contains provisions reasonably necessary to prevent persons from engaging in acts in violation of the above standard and procedures reasonably necessary to prevent violations of the Code.
Personal trading is addressed in the firm’s Code and is strictly monitored. Cambiar’s policy allows employees to maintain personal securities accounts provided any personal investing by an employee in any accounts in which the employee had a beneficial interest, including any accounts for and immediate family or household members, is consistent with Cambiar’s fiduciary duty to its clients and consistent with regulatory requirement. As a matter of policy and procedure, access persons are required to pre-clear through and report to the firm’s Chief Compliance Officer.
Cullen Capital Management, LLC (“Cullen”)
Material Conflict of Interest. The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.
With respect to securities transactions for the Portfolio, Cullen determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Portfolio and other accounts, orders are placed at the same time. The portfolio managers use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio managers generally allocate trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Portfolio and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated in accordance with an alphabetical allocation utilized by Cullen.
Delaware Management Company (“Delaware”)
Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Funds and the investment action for each account and Fund may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one account or fund may adversely affect the value of securities held by another account or fund. Additionally, the management of multiple accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all accounts and funds for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple accounts.
Some of the accounts managed by the portfolio managers have performance-based fees. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.
A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While Delaware’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.
Frontier Capital Management Co., LLC (“Frontier”)
In connection with its management of client accounts, Frontier may be subject to the appearance of actual or potential conflicts of interest. For example, an advisory fee based on the performance of an account may create the appearance of a conflict of interest for Frontier when compared to accounts where Frontier is paid based on a percentage of assets because Frontier may have an incentive to allocate securities preferentially to the account where Frontier might share in investment gains. In order to address this potential conflict, Frontier has in place trade allocation procedures that are reasonably designated to ensure that allocations of orders among all Frontier client accounts are made in a fair and equitable manner and may not be based on the amount or structure of management fees.
In addition, Frontier has written policies and procedures in place that are reasonably designed to help mitigate the appearance of other potential conflicts of interest, including the allocation of securities among similar strategies; the allocation of IPO’s; soft dollars and other brokerage practices; personal trading by employees and the management of proprietary accounts.

Because of the policies and procedures that we have in place, we do not anticipate any conflicts of interest arising with regard to Frontier’s management of this Fund and the Firm’s other accounts.
HGK Asset Management, Inc. (“HGK”)
HGK’s portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Large Cap Value Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, HGK has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated
Lazard Asset Management LLC (“Lazard”)
Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the fund may invest or that may pursue a strategy similar to the fund’s investment strategy (collectively, “Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, as a series of a registered investment company, the fund is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.
Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts, including the following:
     1. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.
     2. Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the fund. The portfolio managers manage a significant number of Similar Accounts (10 or more) in addition to the Fund.
     3. Generally, Lazard and/or some or all of the portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since the portfolio managers do not invest in the Fund.
     4. Certain portfolio managers noted in the table above manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the fund. In addition, certain hedge funds managed by Lazard (but not the Fund’s portfolio managers) may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts.

Marsico Capital Management, LLC (“Marsico”)
As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may or may not purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers.
The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.
Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.
McDonnell Investment Management, LLC (“McDonnell”)
There are certain inherent and potential conflicts of interest between the Sub-adviser’s management of the Fund and the activities of other accounts (“Other Accounts”). The Other Accounts might have similar investment objectives as the Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. A potential conflict of interest may arise as a result of the portfolio manager(s)’ day-to-day management of the Fund. For example, the Sub-adviser does not devote its full time to the management of any one account and will only be required to devote such time and attention to the Fund as it, in its sole discretion, deems necessary for the management of the Fund. While the portfolio manager(s)’ management of other accounts may give rise to the following potential conflicts of interest, McDonnell does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, McDonnell believes that it has designed policies and procedures to manage those conflicts in an appropriate way.
A potential conflict of interest may arise as a result of the portfolio manager(s)’ management of the Fund and other accounts which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Fund, which may be exacerbated to the extent that McDonnell or the portfolio manager(s) receive, or expect to receive, greater compensation from their management of the other accounts than the Fund. Because of their positions with the Fund, the portfolio manager(s) know the size, timing, and possible market impact of portfolio trades. It is theoretically possible that the portfolio manager(s) could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. However, McDonnell has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
There may also be a conflict of interest in the allocation of investment opportunities between the Fund and other accounts, which Sub-adviser advises. Although Sub-adviser will allocate investment opportunities in a manner, which it believes in good faith to be in the best interests of all the accounts involved, and will in general allocate investment opportunities believed to be appropriate for both the Fund and one or more of its other accounts among the Fund and such other accounts on an equitable basis, there can be no assurance that a particular investment opportunity, which comes to the attention of the Sub-adviser, will be allocated in any particular manner. In particular, some of these other accounts may seek to acquire securities of the same issuer as the Fund, or to dispose of investments the Fund is seeking to acquire. In addition, other accounts advised by the Sub-adviser have different investment objectives or considerations than the Fund; thus, decisions as to purchases of and sales for each account are made separately and independently in light of the objectives and purposes of such account. Notwithstanding this theoretical conflict of interest, it is McDonnell’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, McDonnell has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time, and in a manner consistent with each account’s investment objectives and related restrictions.
The Sub-adviser may, from time to time, hold on behalf of its clients positions of more than 5% of the debt or equity securities of several issuers. If the Sub-adviser were to decide or be required for any reason to sell one or more of these positions over a short period of time, the Fund might suffer a greater loss due to the concentration of such positions than would be the case, if the Sub-adviser did not take significant interests in any particular issuer.
Notwithstanding anything to the contrary above, the Sub-adviser will resolve all conflicts of interest by exercising the good faith required of fiduciaries.
Metropolitan West Asset Management LLC (“MetWest”)
MetWest’s portfolio managers are responsible for the management of more than one account. Management of more than one account leads to the potential for the allocation of particular transactions in a way that may favor one account over another. The side-by-side management of a fund, separate accounts, proprietary accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices, such as the potential for cross-trading between a fund and another account, raise conflicts of interest. The principal types of potential conflicts of interest that may arise are discussed below. Although the Trust and MetWest have adopted procedures that they believe are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in fully mitigating such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.
•	A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of a particular initial public offering.

•	A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such client.

•	A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if MetWest receives a performance-based advisory fee, the portfolio manager may have an incentive to favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to those accounts with higher performance fees.

•	A portfolio manager may have an incentive to favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.
•	With respect to securities transactions for the Fund, MetWest determines which broker to use to execute each order, consistent with its duty to seek best execution. MetWest aggregates like orders where it believes doing so is beneficial to the accounts. However, with respect to certain separate accounts, MetWest may be limited by clients or by other constraints with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, MetWest may place separate, non-simultaneous transactions for the Portfolio and another account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.
If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the Trust and MetWest seek to avoid such potentially conflicting situations. However, when a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
MetWest allows its employees to engage in personal transactions. MetWest maintains a Code of Ethics, which includes various controls over personal trading and is reasonably designed to monitor and control the potential conflicts of interest that may arise between managing portfolios and personal investing.
A portfolio manager may also face other potential conflicts of interest in managing a portfolio, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both a portfolio and the other accounts listed above.
Newgate Capital Management LLC (“Newgate”)
Newgate’s material conflicts of interest are limited, however, as an investment advisor to numerous clients, the firm recognizes that potential conflicts of interest may arise which are inherent to its business. Newgate maintains policies and procedures to address potential conflicts of interest. These include the execution of portfolio transactions, allocation of trades, soft dollars and the code of ethics which addresses issues on personal trading.
Trade allocation is based on what is fair, equitable and reasonable to all clients based on Newgate’s policies and the investment objectives of the client. It is meant to prevent the discrimination of one client over another and to avoid any preferential treatment. When purchasing a security, each client should be able to equitably benefit from the perceived value. This is accomplished, primarily though not exclusively, by pro-rata allocation among the client portfolios. In situations where a pro-rata allocation may not be appropriate because the trade order is deemed unreasonable (i.e. target weighting restrictions, security restriction or some other restriction due to the individual investment advisory agreement), an exception to the order size method of allocation may be appropriate. The reasonableness of the allocation is assessed by a review of the investment guidelines of the particular account conducted by the Newgate team.
In January 2008, Newgate formed Newgate Opportunity Partners LLC, an investment adviser to a hedge fund, Newgate Asia Opportunity Fund Ltd. (“Newgate Fund”). The Newgate Fund seeks to invest in long and short positions in Asia. This could lead to a potential or real conflict of interest between the Newgate Fund and CGCM Emerging Markets Equity Investments because certain long positions that the Emerging Markets Equity Investments might hold may be the same long positions the Newgate Fund holds or the same positions Newgate Fund might short. Newgate seeks to address any potential or real conflict of interest by two polices and procedures incorporated into its Trading Compliance Manual.
The first policy/procedure is the Long Short Trade Procedure that details the order in which trades will be executed if a conflict of interest arises between long and short positions. Newgate is prohibited from selling short a security or engaging in a derivatives transaction that has the same effect as selling short the security for one of the Portfolio Manager’s portfolios, if the Portfolio Manager or Trader is also purchasing the same security long for another portfolio. The sell short order will not be permitted if the Portfolio Manager or Trader knew or should have known that the other portfolio would be trading in the same security or a derivative security having the equivalent effect as a long position in that security. Also, if a Trader receives an order to purchase a security from one Portfolio Manager and an order to sell short the same security or a derivative of either of these transactions in the same security at the same time from a different Portfolio Manager, the Trader must execute the orders through different brokers. A Trader may not cross an order between a portfolio that wants to trade a security long with a portfolio that wants to trade the same security short.
The second policy/procedure is a Side By Side Management Procedure where Newgate examines the conflicts of interest that are inherent when managing long only account with long and short accounts along with accounts which might have performance based fees with accounts that do not have such a fee arrangement. Newgate may combine brokerage transactions and brokerage commission allocations for various clients. Newgate may also combine soft dollar credits generated by transactions in the accounts of both mutual funds and performance fee accounts to obtain greater brokerage and research services to use in making investment decisions on behalf of any of its clients.
The Chief Compliance Officer monitors this by checking both performance and individual purchases and sales that were executed by the hedge fund and other institutional accounts with similar investment styles and holdings. If any irregular patterns are found, it will be escalated to a Managing Director and Newgate will seek to find the most equitable process to make sure a client account is not negatively affected.
NFJ Investment Group LLC (“NFJ”)
NFJ provides investment management services across a broad range of primarily equity assets including domestic and foreign based securities. NFJ provides discretionary and non-discretionary investment management or sub-advisory services to institutional clients and non-institutional clients principally through separate accounts and a variety of commingled funds (including SEC registered open-end investment companies and SEC -registered closed-end investment companies) which may be sponsored or established by affiliates of NFJ or by unaffiliated third-parties. NFJ also provides non-discretionary sub-advisory services to an affiliated adviser who participates in managed account/wrap fee programs which are sponsored by unaffiliated broker-dealers by providing investment models to such affiliate. NFJ may also provide investment models on a non-discretionary basis directly to unaffiliated third-parties who may manage accounts participating in , or sponsor, managed account/wrap fee programs.
Like other investment professionals with multiple clients, a portfolio manager for a portfolio may face certain potential conflicts of interest in connection with managing both the portfolio and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which NFJ believes are faced by investment professionals at most major financial firms. NFJ has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
A potential conflict of interest may arise when a portfolio and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a portfolio as well as other accounts, NFJ’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to seek best execution and lower brokerage commissions. Aggregation of trades may create the potential for unfairness to a portfolio or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
Another potential conflict of interest may arise based on the different investment objectives and strategies of a portfolio and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a portfolio. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a portfolio. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security. There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other funds.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
A portfolio’s manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for a portfolio. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the portfolio and NFJ’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A portfolio’s manager may also face other potential conflicts of interest in managing a portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the a portfolio and other accounts. In addition, a portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Front-running could also exist if a portfolio manager transacted in his own account prior to placing an order for a portfolio or other clients. NFJ’s investment personnel, including each portfolio’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a Code of Ethics adopted by NFJ, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the portfolio.
As part of NFJ’s Compliance Program, NFJ appointed a chief compliance officer and has established a Compliance Committee, a Best Execution Committee, a Proxy Voting Committee Performance Management Committee, and a Pricing Committee to help develop policies and procedures that help NFJ avoid and mitigate areas that could present potential conflicts of interest. Each of the Committees is also responsible for monitoring and overseeing the functions performed by NFJ relevant to such Committee’s mandate.
Pacific Investment Management Company LLC (“PIMCO”)
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.
Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
All Asset and All Asset All Authority Funds. Because the All Asset and the All Asset All Authority Funds invest substantially all of their assets in the Underlying PIMCO Funds, Research Affiliates believes that the potential conflicts of interest discussed above are mitigated. However, if any PIMCO Sponsored Fund including, without limitation, the PIMCO Funds of Funds, invests in either the EM Fundamental IndexPLUS™ TR Strategy Fund, Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUS™ Fund or Fundamental IndexPLUS™ TR Fund, Research Affiliates will waive any fee to which it would be entitled under the RAFI ® Sub-Advisory Agreement or EM Sub-Advisory Agreement, as applicable, with respect to any assets of the PIMCO Sponsored Fund invested in such Fund. Accordingly, PIMCO and Research Affiliates believe that the potential conflicts of interest discussed above also are mitigated.
PENN Capital Management Co., Inc. (“PENN Capital”)
PENN Capital as an investment adviser has the fiduciary duty to uphold its clients’ “best interest.” PENN Capital’s “Code of Ethics” specifies and prohibits certain activities deemed to create conflicts of interest or at least the potential for or the appearance of such a conflict.
Personal Trading
PENN Capital allows its employees to engage in personal transactions. The “Personal Trading Procedure” in its Compliance Manual defines the rules that employees must follow when conducting such activities. It includes a blackout period when the specific security is under consideration and or recent transaction occurred for the clients’ accounts. PENN Capital requires pre-clearance/approval from its Chief Compliance Officer or the Director of Research (“Authorizing Person”) before execution of personal trade. The Authorizing Person’s personal trades must seek approval from the other Authorizing Person prior to execution of the trade.
Allocation of Investment Opportunities
PENN Capital’s investment team headed by the chief investment officer, together with the portfolio managers and analysts makes purchase and sale decisions across all investment strategies. The investment team provides the trader the recommended weighted percentage and price of the security under consideration. The trader will run a buy or sell allocation for the security and determine the appropriate allocation based upon the availability of cash in each account and the minimum number of bonds/stocks to place in each account.
Allocation of Initial Public Offering (“IPO”)
PENN Capital maintains a list of clients willing to participate in IPOs. Allocation for IPOs and new issue bonds are predetermined prior to the order. A list is maintained of the IPOs participated in and the allocations to the specific accounts. The list is reviewed to maintain equality amongst participating clients. IPOs will not be placed in accounts which PENN Capital has a financial/general partnership interest. In addition, the portfolio and trading teams will not participate in IPOs for their personal accounts.
Philadelphia International Advisors LP (“PIA”)
PIA has informed the Trust that no conflicts of interest are expected to arise in connection with the management of any other PIA managed portfolio and that all PIA clients are treated fairly and equitably with regard to the services rendered by PIA. PIA has informed the trust that no clients are given preferential treatment for trade allocation, brokerage, or other advisory services provided by PIA.
PIA may manage other accounts with investment strategies similar to those of the Portfolio, which may suggest the potential for conflicts of interests. In addition, PIA may charge varying fees to different accounts managed by their Team. As with any group of portfolios and accounts managed by an investment advisor pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflicts of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based arrangements. However, PIA does not anticipate that management of other accounts with similar investment strategy or incentive-based fee arrangements would conflict with the management of the Fund because conflicts of interest of this type are minimized by PIA’s respective investment management decision-making process and trade allocation policy.
All PIA employees complete a conflict of interest survey on an annual basis. The survey asks detailed questions regarding employee (and direct family) relationships and outside activities to document any potential conflict of interest with PIA’s clients. Any noteworthy relationships are monitored.
Rutabaga Capital Management LLC (“Rutabaga”)
Rutabaga has informed the Trust that the investment manager is very careful to ensure that there are no conflicts of interest in the management of different accounts within each separate investment product. All accounts are managed alike. As a result purchases and sales are allocated proportionally based on the respective asset levels of each account. This ensures that no account is advantaged or disadvantaged relative to any other account. This is evidenced in the extremely low dispersion in performance among accounts.
Schroder Investment Management North America Inc. (“Schroders”)
Whenever the Fund’s portfolio manager manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his time to the Fund may be seen itself to constitute a conflict with the interest of the Fund.
The portfolio manager may also execute transactions for another portfolio or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts.
At Schroders, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective trusts, or offshore funds. Certain of these accounts may pay a performance fee, and portfolio managers may have an incentive to allocate investment to these accounts.
Schroders manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors. Schroders has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
The structure of each portfolio manager’s compensation may give rise to potential conflicts of interest. Each portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales.
Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
SSgA Funds Management, Inc. (“SSgA FM”)
A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.
A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the

Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.
A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.
Thornburg Investment Management, Inc. (“Thornburg”)
Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager’s management of a fund’s investments and the manager’s management of other accounts. These conflicts could include:
•	Allocating a favorable investment opportunity to one account but not another.

•	Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

•	Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

•	Obtaining services from brokers conducting trades for one account that are used to benefit another account.
Thornburg has considered the likelihood that any material conflicts of interest could arise between a manager’s management of the fund’s investments and the manager’s management of other accounts. Thornburg has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.
Wall Street Associates LLC (“WSA”)
As a registered investment adviser, and as a fiduciary to WSA’s advisory clients, WSA has a duty of loyalty to always act in utmost good faith, place its clients’ interests first and foremost and to make full and fair disclosure of all material facts and in particular, information as to any potential and/or actual conflicts of interests. Part of that loyalty involves periodically conducting a risk-based analysis of the firm and assessing the possible conflicts of interest that exist which are both inherent in the investment management business and particular to the firm. As a result of this analysis, WSA has developed policies and procedures reasonably designed to detect, prevent, and correct possible conflicts of interest. WSA believes such policies are reflective of the firm’s compliance culture and desire to ensure all clients are treated in a fair and equitable manner.
WSA’s Form ADV and Compliance Manual contain full review and disclosure of the firm’s services and possible conflicts of interest. Both are available upon request. Following is an overview of the types of conflicts either inherent to the business or particular to WSA:
Allocation of Limited Time and Attention. Funds are managed on a team basis with individual portfolio managers having total discretion over buy and sell decisions within their sector specialty across all portfolios. WSA believes that this structure allows each client to receive equal time and attention from portfolio managers and the investment team to the management of accounts.

Performance-Based Fee Accounts. WSA views trade allocation planning as a crucial step in its attempt to obtain best execution and in ensuring the fair and equitable treatment of each client account during the trading process. The use of a computerized trade/portfolio management system allows the trading desk to automatically:
•	Screen individual account parameters to ensure compliance with client guidelines and objectives.

•	Check for any cash restraints.

•	“Reserve” the appropriate amount of shares, generally on a pro rata basis, for each account within the selected strategies.
     The Trade Allocation plan ensures:
•	Performance-based accounts within a strategy do not get favored over other client accounts within the same strategy. Also, the firm’s own accounts (proprietary hedge fund accounts) are never favored over any client accounts.

•	No group of accounts is systematically disadvantaged versus any other group.

•	The proper treatment of “hot issues.”
This typically results in a trade that is fairly and equitably allocated among accounts on either a pro rata or rebalancing (i.e., effecting a “bunched” trade in such a way as to even out the position sizes among accounts in a strategy) basis. Exceptions, however, may occur. Individual account constraints and low cash levels may, from time to time, require a “manual override” of the Allocation Plan by the trading desk. In situations where such constraints exist, trades for the constrained accounts can be changed (e.g., constrained accounts may not obtain shares with the other accounts within the strategy, or may instead only obtain a portion of the shares “reserved” for the constrained account) by direction of the Portfolio Manager.
Allocation of Limited Investment Opportunities. As a manager in the smaller capitalization end of the investment universe WSA regularly seeks to obtain thinly traded issues for client accounts. As a result, market conditions may only allow WSA to partially obtain the shares sought in an aggregated trade. In such cases, the trading desk follows its Allocation Plan by using its trading/portfolio management system to allocate the “partial fill” to individual accounts on either a pro-rata or “rebalanced” (i.e., effecting a “bunched” trade in such a way as to even out the position sizes among accounts in a strategy) basis. This ensures that no accounts are systematically disadvantaged in their ability to obtain shares. Allocation Plans are then revised to pursue trade execution for the aggregated trade. In the event of small or partial executions that do not spread significantly among accounts, a “random by account” function can be employed by the trading/portfolio management system to reduce transaction costs. Accounts can then be rebalanced on the next appropriate block trade.
Allocation of Initial Public Offerings (IPOs). WSA attempts to allocate IPOs in a manner that is fair and equitable to clients. In many instances, IPOs can be allocated to eligible client accounts (WSA’s performance-based offshore fund and limited investment partnership currently are not eligible to receive IPO allocations) in much the same way as non-IPOs. Although we attempt to manage all accounts within specific product strategies equally, IPO offerings may at times be handled differently because of the limited size of IPO shares made available. Upon subscription for an IPO allocation, the appropriate group of eligible accounts to receive the shares is chosen by portfolio managers using factors such as market capitalization, cash availability, allocation size and the eligible account’s current industry/sector weightings. Because actual receipts of IPO shares to WSA can be small in size, this may require that shares be reallocated on a random/rotational basis instead of a pro-rata basis to eligible clients with similar investment strategies. This could result in some eligible clients not having an equal opportunity to participate in every IPO investment. In such cases WSA attempts to rotate the small IPO allocations among different eligible accounts so as to not systematically disadvantage any eligible account.
Pursuit of Differing Strategies (Hedge Funds). The investment activities of employees of investment advisory firms are the subject of various federal securities laws, rules and regulations. Underlying these requirements is the fiduciary capacity in which an investment adviser acts for clients. A fiduciary has a duty of loyalty to clients, which requires that the adviser act for the best interests of the clients and always place the clients’ interests first and foremost. WSA considers itself a fiduciary to its hedge fund clients as well as all other clients for which it provides investment advisory services.
When Wall Street Associates’ hedge fund invests, conflicts of interest may arise between WSA clients and hedge fund clients. In contrast to the inherent conflicts that could take place from differing investment objectives, certain breaches of fiduciary duty could arise from front-running (e.g., a hedge fund trading before WSA client transactions are executed), or using WSA client portfolio assets to have influence on market prices for the benefit of hedge fund assets.

The following guidelines will apply to hedge fund practices at WSA:
1.	Hedge fund investment personnel will be guided by the Principles in WSA’s Code of Ethics and Conduct. Fiduciary principles are stressed in the firm’s Code of Ethics and Conduct as to the priority of client interests and conducting trading to avoid conflicts of interests.

2.	Hedge fund investment personnel will be guided by WSA’S Policy Statement on Insider Trading. Among these policies and procedures are restricting access to files likely to contain nonpublic information, restricting trading in securities about which the firm’s employees might possess nonpublic information, and monitoring and reviewing trading for the firm and individuals as well as policies governing the conduct of personnel regarding personal trading. Any person having access to material and nonpublic corporate information violates anti-fraud provisions of the federal securities laws by effecting securities transactions without disclosure of the information.

3.	Hedge fund investment personnel will abide by the firm’s Statement of Policy and Procedures Regarding Hedge Fund Securities Transactions.

4.	Restrictions on hedge fund trading include:
a)	a prohibition on establishing “short” positions on securities held in long-only client accounts.

b)	a prohibition on investing in initial public offerings to avoid potential conflicts of interest between hedge funds and other WSA clients:

c)	a procedure for the prior review and approval of any private placement investment by any advisory person;

d)	a restriction on hedge fund investment personnel that only gifts of de minimis value may be accepted;

e)	a prohibition on hedge fund investment personnel serving as directors of publicly traded companies without prior approval based on the interests of the investment company/clients; and

f)	a pre-clearance approval process for all securities transactions will be followed.
Selection of Brokers/Dealers. Broker-dealers are selected on such variables as order flow, research coverage, idea generation, client direction, commission rates charged, volume discounts, financial responsibility, and overall responsiveness. It is the policy of WSA that trades not be directed to a particular broker-dealer to compensate that broker-dealer for promoting sub-advised mutual fund shares. Normally, WSA does not know which broker-dealers are responsible for selling larger volumes of sub-advised mutual fund shares. As part of its trading policy, WSA does not seek disclosure from sub-advised mutual fund Clients as to the volume of fund shares sold or promoted by particular broker-dealers. Additionally, it is the policy of WSA sub-advised mutual fund Clients to not disclose such information. To avoid even the appearance of a conflict of interest, WSA prohibits: (1) Taking into account a particular broker-dealer’s promotion or the sale of sub-advised mutual fund shares when selecting broker-dealers; and (2) Entering into any agreement or understanding to direct portfolio securities transactions or certain other remuneration to broker-dealers in consideration for the sale of sub-advised mutual fund shares.
Employee Personal Trading. The personal trading and investment activities of employees of investment advisory firms are the subject of various federal securities laws, rules and regulations. Underlying these requirements is the fiduciary capacity in which an investment adviser acts for clients.
A fiduciary has a duty of loyalty to clients which requires that the adviser act for the best interests of the clients and always place the clients’ interests first and foremost.
When investment advisory personnel invest for their own accounts, conflicts of interest may arise between the client’s and the employee’s interests. The conflicts may include taking an investment opportunity from the client for an employee’s own portfolio, using an employee’s advisory position to take advantage of available investments, or front-running, which may be an employee trading before making client transactions, thereby taking advantage of information or using client portfolio assets to have an effect on the market which is used to the employee’s benefit.
WSA, as a matter of policy and practice, and consistent with industry best practices and SEC requirements (Rule 204A-1 under the Investment Advisers Act of 1940, as amended (“Advisers Act”) and Rule 17j-1 under the 1940 Act, which is applicable if the firm acts as investment adviser to a registered investment company), has adopted a written Code of Ethics covering all supervised persons. Our firm’s Code of Ethics requires high standards of business conduct, compliance with federal securities laws, reporting and recordkeeping of personal securities transactions and holdings, reviews and sanctions. The Code of Ethics requires pre-clearance of all securities transactions and imposes blackout periods for securities purchased by employees to discourage short-term trading and prevent any possible conflict of interest situations that may arise.
Related Business Opportunities. WSA is solely an investment advisory firm and has no other related businesses or affiliates. A copy of WSA’s Form ADV, which contains a description of the firm’s business and services is available upon request.
Wells Capital Management Inc. (“WellsCap”)
WellsCap’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.
Western Asset Management Company (“WAMCo”)
WAMCo has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection: Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.
It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the sub-adviser or an affiliate has an interest in the account. The sub-adviser has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.
With respect to securities transactions for the portfolios, the sub-adviser determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), WAMCo may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. WAMCo’s team approach to portfolio management and block trading approach works to limit this potential risk.
WAMCo also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimis value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.
Employees of WAMCo have access to transactions and holdings information regarding client accounts and WAMCo’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, WAMCo maintains a Code of Ethics that is compliant with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of

WAMCo’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through WAMCo’s compliance monitoring program.
WAMCo may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. WAMCo also maintains a compliance monitoring program and engages independent auditors to conduct a SAS 70 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.
Westfield Capital Management Co., L.P. (“Westfield”)
The management of multiple funds and accounts may result in allocating unequal attention and time to the management of each account if each has different objectives, benchmarks, time horizons, and fees as the investment committee must allocate time and investment ideas across multiple accounts. All investment decisions for client accounts are made at the product level by the Investment Committee. Once a recommendation has been approved, all eligible accounts are allocated on a pro-rata basis until the trade order is complete.
A conflict of interest can arise between those portfolios that incorporate a performance fee with a base advisory fee and those that do not. From time to time, the same securities may be recommended for both types of accounts. If this is the case, the securities are allocated in a manner Westfield believes to be fair and equitable to all effected accounts. Although Westfield seeks best execution for security transactions, a potential conflict can exist in determining which broker to use to execute transaction orders because Westfield may be limited by a client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. To fulfill Westfield’s obligation to seek best execution, while satisfying client directed brokerage arrangements, it may bundle directed broker orders with non-directed broker orders, and then utilize step out trades to satisfy the direction. If a client directed brokerage arrangement does not allow the use of step out trades, such orders will typically go last.
In selecting a broker to execute a transaction for a client account, Westfield may take into account services or benefits provided to Westfield by the broker (or by any other party pursuant to an arrangement with the broker), only when ALL of the following conditions are satisfied:
1.	Westfield is exercising investment discretion in the transaction

2.	The client obtains best execution.

3.	The only compensation to the broker for executing the transaction is a disclosed commission. (That is, the broker is not dealing out of inventory, acting as a market maker in the security or otherwise charging an undisclosed markup or spread).

4.	Westfield has determined, in good faith, that the amount of commission on the transaction is reasonable in relation to the value of research services provided by the broker, viewed in terms of either that transaction or Westfield’s overall responsibilities to its discretionary client accounts.
Westfield’s portfolio strategist serves as the control person, with oversight by its chief investment officer and chief compliance officer, for commission allocation and the review, approval, and hiring of research services. The investment committee (“IC”) discusses research services quarterly to ensure Westfield is extracting the most value from the services to which it subscribes. The IC reviews and approves research services prior to the hiring of such services.
In September 2006, Mr. Matthew Strobeck was elected to the board of directors of Metabolix, Inc. (“Metabolix”), a publicly traded biotech company headquartered in Cambridge, MA. With the exception of trades required for client directed withdrawals, contributions, rebalancing, and dispersion, Westfield will purchase or sell Metabolix securities during specified time periods (“trading windows”) defined by Metabolix’s trading window/blackout policy. Due to the restriction imposed by Metabolix’s trading window/blackout policy, Westfield trades Metabolix securities only in certain affiliated limited partnerships. The same trading windows apply to transactions in Westfield employees’ personal investment accounts, which are regulated by Westfield’s code of ethics.
Portfolio Manager Ownership Disclosure
Set forth below is the amount of shares of each Fund owned by the Portfolio Managers as of August 31, 2010.
Artisan Partners Limited Partnership
All managers
BlackRock Financial Management, Inc.

All managers—None
Cambiar Investors, LLC
All managers—
Cullen Capital Management, LLC
All managers—
Delaware Management Company
All managers—
Frontier Capital Management Co., LLC
All managers—
Lazard Asset Management LLC
All managers—
Marsico Capital Management, LLC
All managers—None
McDonnell Investment Management, LLC
All managers—
Metropolitan West Asset Management LLC
All managers—
Newgate Capital Management LLC
All managers—
NFJ Investment Group LLC
All managers—
Pacific Investment Management Company LLC
All managers—
PENN Capital Management Co., Inc.
All managers—
Philadelphia International Advisors LP
All managers—None
Rutabaga Capital Management LLC
All managers—
Schroder Investment Management North America Inc.
All managers—
SSgA Funds Management, Inc.
All managers—
Thornburg Investment Management, Inc.
All managers —
Wall Street Associates LLC
All managers—
Wells Capital Management, Inc.
All managers —

Western Asset Management Company
All managers—
Westfield Capital Management Company, L.P.
All managers—
PURCHASE OF SHARES
Purchases of shares of a Fund through an advisory service must be made through a brokerage account maintained with MSSB. Payment for Fund shares must be made by check directly to Citigroup Global Markets, Inc., a clearing broker for MSSB, to a broker that clears securities transactions through Citigroup Global Markets Inc. or to any other MSSB-affiliated broker as may be approved by the Trust’s Board of Trustees from time to time. No brokerage account or inactivity fee is charged in connection with a brokerage account through which an investor purchases shares of a Fund.
Shares of the Funds are available exclusively to participants in advisory services and certain asset based fee programs and are generally designed to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Advisory services generally provide investment advice in connection with investments among the Funds by identifying the investor’s risk tolerances and investment objectives through evaluation of an investment questionnaire; identifying and recommending in writing an appropriate allocation of assets among the Funds that conform to those tolerances and objectives in a written recommendation; and providing, on a periodic basis, a written monitoring report to the investor containing an analysis and evaluation of an investor’s account and recommending any appropriate changes in the allocation of assets among the Funds. Usually under an Advisory Service, all investment decisions ultimately rest with the investor and investment discretion is not given to the investment adviser.
The TRAK® Personalized Investment Advisory Service (“TRAK”) sponsored by MSSB is one such advisory service. Under the TRAK program, the Consulting Group, a division of CGAS, in its capacity as investment adviser to participants in TRAK, generally directly provides to investors asset allocation recommendations and related services with respect to the Funds based on an evaluation of an investor’s investment objective and risk tolerances. Shares of the Funds are offered for purchase and redemption at their respective net asset value next determined, without imposition of any initial or contingent deferred sales charge except that the Consulting Group is paid directly by the investors purchasing Fund shares based on the recommendation of investment advisers other than the Consulting Group, and investors who contract with the Consulting Group for services other than those described above, pay, in lieu of TRAK charges, different fees for different levels of services as agreed upon with their investment advisers.
REDEMPTION OF SHARES
Detailed information on how to redeem shares of a Fund is included in the Prospectus. The right of redemption of shares of a Fund may be suspended or the date of payment postponed (i) for any periods during which the New York Stock Exchange, Inc. (“NYSE™”) is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund’s investments or determination of its net asset value not reasonably practicable or (iii) for such other periods as the SEC by order may permit for the protection of a Fund’s shareholders.
REDEMPTIONS IN KIND
If the Trustees determine that it would be detrimental to the best interests of a Fund’s shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or one percent (1%) of the Fund’s net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

NET ASSET VALUE
Each Fund’s net asset value per share is calculated by the Fund’s administrator, BBH, on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday. On those days, securities held by a Fund may nevertheless be actively traded and the value of that Fund’s shares could be significantly affected.
Net asset value per share is determined as of the close of trading on the NYSE and is computed by dividing the value of a Fund’s net assets by the total number of its shares outstanding. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange as reported to a Fund or, if no sales occurred during the day, these investments are quoted at the mean between the current bid and ask prices. Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating a Fund’s net asset value at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined in good faith by consideration of other factors pursuant to procedures adopted by the Board. Fund securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price. A security that is listed or traded on more than one exchange is valued for purposes of calculating a Fund’s net asset value at the quotation on the exchange determined to be the primary market for the security. Exchange-traded options and futures contracts are valued at the last sale price in the market where such contracts are principally traded or, if no sales are reported, the bid price for purchased and written options. Securities traded in the over-the-counter (“OTC”) market are valued at the last sale price or, if no sales occurred during the day, these investments are valued at the mean between the bid and ask price.
Debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued by independent pricing services. When, in the judgment of the pricing services, quoted bid prices are available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and ask prices. Investments for which no readily obtainable market quotations are available, in the judgment of the pricing service, are carried at market value as determined by using various pricing matrices. An option written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined in good faith pursuant to procedures adopted by the Trustees.
Swaps are valued using quotes from approved broker-dealers. Other securities, options and other assets (including swaps and structured notes agreements) for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Trustees.
Foreign currency contracts will be valued using the official close price for such contracts on the London Stock Exchange. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values using the current exchange rate as of the close of the London Stock Exchange. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith pursuant to procedures adopted by the Board of Trustees. In carrying out the Trust’s valuation policies, the Manager may consult with others, including an independent pricing service retained by the Trust.
The valuation of the securities held by a Fund in U.S. dollar-denominated securities with less than 60 days to maturity is are based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Funds by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific U.S. federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.
In order to qualify as a regulated investment company under Subchapter M of the IRC, a Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the structured notes and swap agreements in which the Funds may invest are not “securities” within the meaning of the 1940 Act, then the Funds may not be able to meet these requirements. Although the Funds intend to take the position that these instruments are securities for this purpose, the Funds have not asked the Internal Revenue Service (“IRS”) for a ruling and the IRS may not agree with this view. If a Fund does not meet the requirements for definition as a tax-qualified regulated investment company, it will be subject to federal income tax as a regular corporation. The remainder of this tax section assumes that the structured notes and swap agreements in which a Fund may invest are “securities” within the meaning of the 1940 Act.
The Funds and Their Investments
Each Fund intends to continue to qualify in each year as a separate “regulated investment company” under the IRC. To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund owns 20% or more of the voting securities and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.
A Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.
As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. Each Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.
The IRC imposes a 4% nondeductible excise tax on a Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the IRC or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, will constitute dividends that are taxable to shareholders as dividend income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as a long-term capital gain or as tax-exempt interest. However, such dividends may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year.
A Fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the IRC (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by that Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year), and (ii) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections, if any, and will make the appropriate entries in its books and records when it acquires any zero coupon security, foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and seek to prevent disqualification of the Fund as a regulated investment company.
A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.
A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) marking to market, constructive sales or rules applicable to PFICs (as defined below) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions,” (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to a Fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

As a general rule, a Fund’s gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Gains or losses on the sale of debt securities denominated in a foreign currency may be re-characterized as ordinary income or losses, as described below.
In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
The following chart shows the approximate unused capital loss carryover, on August 31, 2010, by Fund. For U.S. federal income tax purposes, these amounts are available to be applied against future capital gains of the Fund that has the carryovers, if any, that are realized prior to the expiration of the applicable carryover. The carryovers expire as follows:

Fund	Total	2011	2012	2013	2014	2015	2016	2017	2018

Large Capitalization Growth Investments
Large Capitalization Value Equity Investments
Small Capitalization Growth Investments
Small Capitalization Value Equity Investments
International Equity Investments
Emerging Markets Equity Investments
Core Fixed Income Investments
High Yield Investments

Fund	Total	2011	2012	2013	2014	2015	2016	2017	2018

International Fixed Income Investments
Municipal Bond Investments

Money Market Investments
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. A Fund may not be eligible to, or may not choose to, elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore may not be entitled to deductions or credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.
If a Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, a Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.
Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a Fund were to elect otherwise.
Taxation of U.S. Shareholders
Dividends and Distributions. Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to federal corporate income tax (currently at a maximum rate of 35%), and may also be subject to a state tax, on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends paid by a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income. However, any dividends paid by Municipal Bond Investments that are properly designated as exempt-interest dividends will not be subject to regular federal income tax.
Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years ending on or before December 31, 2010, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to (i) 100% of the regular dividends paid by a Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by a Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and certain foreign corporations, provided that the Fund and the individual satisfy certain holding period requirements and have not hedged their positions in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by a Fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.
You will receive information at or near the end of each calendar year setting forth the amount of dividends paid by us that are eligible for the reduced rates.
If an individual receives a dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.
Regular dividends paid by a Fund that are attributable to certain dividends received by that Fund from U.S. corporations may qualify for the federal dividends-received deduction for corporations. The portion of the dividends received from a Fund that qualifies for the dividends-received deduction for corporations will be reduced to the extent that a Fund holds dividend-paying stock for fewer than 46 days (91 days for certain preferred stocks). A Fund’s holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which that Fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if a Fund diminishes its risk of loss by holding one or more other positions with respect to substantially similar or related properties. Dividends-received deductions will be allowed only with respect to dividends paid on Fund shares for which a corporate shareholder satisfies the same holding period rules applicable to the Fund, and the deduction is subject to limitations on debt financing at both the Fund and shareholder levels. Receipt of dividends that qualify for the dividends-received deduction may increase a corporate shareholder’s liability, if any, for alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its Fund shares may be reduced by the receipt of “extraordinary dividends” from a Fund, and to the extent such basis would be reduced below zero, current recognition of income would be required.
Investors considering buying shares of a Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.
If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (i) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (ii) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
Interest on indebtedness incurred by a shareholder to purchase or carry shares of Municipal Bond Investments will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of Municipal Bond Investments and if the share is held by the shareholder for six months or fewer, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the IRC may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by Municipal Bond Investments that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. Moreover, some or all of the exempt-interest dividends distributed by Municipal Bond Investments may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of dividends and distributions from Municipal Bond Investments may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of an S corporation. The IRS may challenge the tax-exempt status of municipal bonds held by municipal bond investments. If the IRS were successful in its challenge, shareholders may be liable for taxes on past and future distributions received with respect to such bonds. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the IRC or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.
Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; (3) not be eligible for reduced US withholding for non-US shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the IRC are Fund shareholders.
Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.
Notices. Shareholders will also receive, if appropriate, various written notices after the close of a Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.
Backup Withholding. A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.
Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempt. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Taxation of Non-U.S. Shareholders.
Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).
A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.
For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gains. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
A distribution from a Fund to foreign shareholders have held more than 5% of the subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business Fund at any time during the one-year period ending on the date of distribution is treated as real property gain with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations. Restrictions apply regarding wash sales and substitute payment transactions.
The foregoing is only a summary of certain material U.S. federal income tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.
DISTRIBUTOR
Citigroup Global Markets Inc., located at 388 Greenwich St., New York, NY 10026, serves as the Funds’ distributor pursuant to a written agreement, which was approved by the Trustees of the Trust, including a majority of the Independent Trustees. The distributor may be deemed to be an underwriter for purposes of the 1933 Act. The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.
CUSTODIAN AND TRANSFER AGENT
BBH, 50 Milk Street, Boston, Massachusetts 02109, serves as the Trust’s custodian, fund accountant and administrator. Under its agreements with the Trust, BBH holds the Trust’s Fund securities, calculates each Fund’s daily net asset value or NAV, provides various administrative services and keeps all required accounts and records. For its custody services, BBH receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges and out-of-pocket expenses.
BNY Mellon Asset Servicing (formerly PNC Global Investor Servicing Inc.) located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as a transfer agent and shareholder services to the Trust to render certain shareholder record keeping and accounting services.

INANCIAL STATEMENTS
The Trust’s Annual Report for the fiscal year ended August 31, 2010, is incorporated herein by reference in its entirety. The Annual Report was filed on [          ], 2010, Accession Number [   ]

APPENDIX A—RATINGS OF DEBT OBLIGATIONS
BOND AND NOTE RATINGS
Standard & Poor’s Ratings Service (“S&P”) —Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	Bonds rated “AAA” have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)— Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”)— Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
Short-Term Security Ratings

SP-1	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	Moody’s highest rating for issues having a demand feature —VRDO.

P-1	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

APPENDIX B
CONSULTING GROUP CAPITAL MARKETS FUNDS
Proxy Voting Policies and Procedures Pursuant to Rule 38a-1
Under the Investment Company Act of 1940
Rules Summary:
The proxy voting rules are designed to mitigate conflicts of interest for anyone voting a proxy—whether the person/entity voting a proxy on behalf of CGCM is the Manager, Sub-adviser, or a third-party.
Rule 30b1-4 under the Investment Company of 1940, as amended, (“1940 Act”) requires CGCM to file an annual report on Form N-PX not later than August 31 of each year, containing the Registrant’s proxy voting record for the most recent twelve month period ended June 30.
Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”) requires investment advisers, that exercise voting authority with respect to client securities, to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. And they must describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.
Item 13(f) of Form N-1A requires an investment company to include a description of its proxy voting policies and procedures (or, alternatively, a copy of the policies and procedures themselves) in its SAI.
Items 22(b)(7) and 22(c)(5) of Form N-1A require an investment company to disclose in each annual and semi-annual report transmitted to shareholders that a description of the policies and procedures that the investment company uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the investment company’s website, if applicable; and (iii) on the SEC’s website at www.sec.gov.
Items 13(f), 22(b)(8), and 22(c)(6) of Form N-1A require an investment company to disclose in each registration statement and annual and semi-annual report that information regarding how the investment company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the investment company’s website at a specified Internet address; or both; and (ii) on the SEC’s website at www.sec.gov.
Policy:
It is CGCM’s policy for all proxies to be voted in the best interests of shareholders. The Trust’s administrator has primary responsibility for obtaining proxy voting information from Sub-advisers and/or their third-party service providers, when necessary, and for coordinating with these parties to compile and file Form N-PX on behalf of the Trust.
The Trust has delegated proxy voting responsibilities for securities held by the funds to the Manager and Sub-advisers, as applicable, subject to the Trustees’ general oversight. As a matter of policy, CGCM requires its Sub-advisers to vote all proxies. The Trust’s administrator is not responsible for verifying the substantive accuracy of the information provided by the Manager, Sub-advisers or third party service providers with respect to any fund’s proxy voting record. In delegating proxy responsibilities, the Trustees have directed that proxies be voted consistent with the Trust and its shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Manager and Sub-advisers have adopted their own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of a Fund and the interests of the Manager, Sub-advisers and their affiliates. In the event that a Sub-advisers does not vote a proxy, the Manager’s Proxy Voting Procedures requires ISS, a third party, to: 1) review the proxy; 2) provide advice on how to vote the proxy, and; 3) vote in accordance with its recommendation.
The Proxy Voting Procedures are provided in Appendix B of this SAI. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the SEC’s website at www.sec.gov and (2) publicly available Smith Barney internet website at https://www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html.

Procedures:
These procedures are intended to document how the Trust complies with the requirements and restrictions of the 1940 Act and the Advisers Act, and the rules and forms thereunder, with respect to the disclosure of proxy voting records, including the annual filing of proxy voting records on Form N-PX.
1. Web-Based Platform
Proxy voting history will be available on a publicly available MSSB internet website. (www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html).
2. Filing on Form N-PX
The Trust’s administrator has the primary responsibility for obtaining the proxy voting information from Sub-advisers and/or their third-party service providers, when necessary, and for coordinating with the Vendor to produce the proxy voting records needed to file Form N-PX on behalf of the Trust. The Trust’s administrator is responsible for beginning the process of gathering such information promptly after June 30 of each year.
The Administrator is responsible for preparing and filing the funds’ reports on Form N-PX in a timely manner. Upon receipt of proxy voting record information from Operations and/or the Vendor, the Administrator will coordinate review, as appropriate, to confirm that the correct entities are covered for the correct periods, and that sufficient information is provided to satisfy the legal requirements for filing on Form N-PX. In connection with any follow-up requests, the Administrator will coordinate between the Manager, any Sub-advisers and their third party service providers (as applicable), and the Vendor. The Trust’s administrator is responsible for maintaining appropriate records with respect to Form N-PX filings it makes on behalf of the Trust.
3. Reporting
The Manager will provide, or cause ISS (formerly RiskMetrics) to provide, to the Trust’s administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX or other required SEC filings including the items set forth below under “Recordkeeping.” In connection with the Trustees’ annual review of the Funds’ proxy voting process, the Manager will provide, or cause ISS to provide, any information reasonably requested by the Board of Trustees.
4. Recordkeeping
     The Manager will keep and maintain the following records:
     1) a copy of the Proxy Voting Procedures;
     2) a copy of the ISS Proxy Guidelines;
     3) copies of all proxy statements received regarding underlying portfolio securities held by the Funds (hard copies maintained by ISS or electronic filings from the SEC’s EDGAR system);
     4) identification of each proxy’s issuer including the exchange ticker and CUSIP number (if available);
     5) a record of all votes cast on behalf of the Funds;
     6) copies of any documents used or prepared by the Manager in order to make a decision as to how to vote proxies or that memorialized the basis for the voting decision;
     7) written requests from the Funds’ shareholders for information as to how the Manager voted proxies for the Funds; and
     8) written responses by the Manager to any requests from the Funds’ shareholders for information as to how the Manager voted proxies for the Fund.
These records and other items shall be maintained in an easily-accessible place for at least five (5) years from the end of the fiscal year during which the last entry was made on this record, the first two (2) years in the office of the Manager. Certain records will also be maintained by ISS.

Consulting Group Capital Markets Funds
Sub-Advisers

Fund	Sub-adviser
Large Capitalization Growth Investments	Delaware Management Company Frontier Capital Management Co., LLC Wells Capital Management, Inc. Westfield Capital Management Co., L.P.

Large Capitalization Value Equity Investments	Artisan Partners Limited Partnership Cambiar Investors, LLC Cullen Capital Management, LLC HGK Asset Management, Inc NFJ Investment Group LLC

Small Capitalization Growth Investments	Wall Street Associates Westfield Capital Management Co., L.P.

Small Capitalization Value Equity Investments	Delaware Management Company NFJ Investment Group LLC Rutabaga Capital Management LLC

International Equity Investments	Marsico Capital Management, LLC Philadelphia International Advisors LP Schroder Investment Management North America Inc. Thornburg Investment Management, Inc.

Emerging Markets Equity Investments	Lazard Asset Management LLC Newgate Capital Management LLC SSgA Funds Management, Inc.

Core Fixed Income Investments	BlackRock Financial Management, Inc. Metropolitan West Asset Management LLC Pacific Investment Management Company LLC Western Asset Management Company

High Yield Investments	PENN Capital Management Co., Inc. Western Asset Management Company

International Fixed Income Investments	Pacific Investment Management Company LLC

Municipal Bond Investments	McDonnell Investment Management, LLC

Money Market Investments	The Dreyfus Corporation
To facilitate locating a sub-adviser’s proxy voting policy, they are included below alphabetically by sub-adviser name.
[Proxy Voting Policies omitted from 485A Registration Statement. The policies will be included in the subsequent registration statement.]

PART C: OTHER INFORMATION
Item 28. Exhibits

Exhibit No.	Exhibit

(a)(1)	Master Trust Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (“SEC”) on May 24, 1991 (“Registration Statement”).

(a)(2)	Amendment No. 1 to Master Trust Agreement is incorporated by reference to the Registration Statement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on October 30, 2009.

(a)(3)	Amendment No. 2 to Master Trust Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A as filed with the SEC on July 22, 1991 (“Pre-Effective Amendment No. 1”).

(a)(4)	Amendment No. 3 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 6 (“Post-Effective Amendment No. 6”) to the Registration Statement on Form N-1A filed on March 18, 1994.

(a)(5)	Amendment No. 4 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 (“Post-Effective Amendment No. 34”) to the Registration Statement on Form N-1A filed on July 29, 2002.

(a)(6)	Amendment No. 5 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on July 29, 2002.

(a)(7)	Amendment No. 6 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on July 29, 2002.

(a)(8)	Amendment No. 7 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on July 29, 2002.

(a)(9)	Amendment No. 8 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on July 29, 2002.

(a)(10)	Amendment No. 9 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on July 29, 2002.

(a)(11)	Amendment No. 10 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on July 29, 2002.

(a)(12)	Amendment No. 11 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on July 29, 2002.

(a)(13)	Amendment No. 12 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on December 29, 2003.

(a)(14)	Amendment No. 13 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on December 29, 2003.

(a)(15)	Amendment No. 14 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on October 29, 2004.

(a)(16)	Amendment No. 15 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on October 28, 2005.

Exhibit No.	Exhibit

(a)(17)	Amendment No. 16 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on October 28, 2005.

(a)(18)	Amendment No. 17 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(a)(19)	Amendment No. 18 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on December 28, 2007.

(a)(20)	Amendment No. 19 to Master Trust Agreement, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on October 30, 2009.

(b)(1)	Amended and Restated By-Laws, dated December 1, 2005, is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(c)	Not Applicable.

(d)(1)	Investment Management Agreement, dated as of October 28, 2009, between the Registrant and The Consulting Group (“Consulting Group”), a division of Consulting Group Advisory Services LLC (“CGAS”), is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(2)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Artisan Partners Limited Partnership (“Artisan”) relating to Large Capitalization Value Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(3)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and BlackRock Financial Management, Inc. (“BlackRock”) relating to Core Fixed Income Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(4)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Cambiar Investors, LLC (“Cambiar”) relating to Large Capitalization Value Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(5)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Cullen Capital Management, LLC (“Cullen Capital”) relating to Large Capitalization Value Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(6)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Delaware Management Company (“Delaware”), a series of Delaware Management Business Trust, relating to Large Capitalization Growth Investments and Small Capitalization Value Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(7)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Frontier Capital Management Co., LLC (“Frontier Capital”) relating to Large Capitalization Growth Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(8)	Investment Advisory Agreement, dated March 15, 2010, between CGAS and HGK Asset Management Inc. (“HGK”) relating to Large Capitalization Value Equity Investments to be filed by Amendment.

Exhibit No.	Exhibit

(d)(9)	Investment Advisory Agreement, October 28, 2009, between CGAS and Lazard Asset Management LLC (“Lazard”) relating to Emerging Markets Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(10)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Marsico Capital Management, LLC (“Marsico”) relating to International Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(11)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and McDonnell Investment Management, LLC (“McDonnell”) relating to Municipal Bond Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(12)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Metropolitan West Asset Management LLC (“MetWest”) relating to Core Fixed Income Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(13)	Investment Advisory Agreement, dated October 28, 2009 between CGAS and Newgate Capital Management LLC (“Newgate”) relating to Emerging Markets Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(14)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and NFJ Investment Group L.P. (“NFJ”) relating to Large Capitalization Value Equity Investments and Small Capitalization Value Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(15)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Pacific Investment Management Company LLC (“PIMCO”) relating to International Fixed Income Investments and Core Fixed Income Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(16)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and PENN Capital Management Co., Inc. (“PENN Capital”) relating to High Yield Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(17)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Philadelphia International Advisors LP (“PIA”) relating to International Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(18)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Rutabaga Capital Management LLC (“Rutabaga”) relating to Small Capitalization Value Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(19)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Schroder Investment Management North America Inc. (“Schroders”) relating to International Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(20)	Investment Sub-Advisory Agreement, dated August 27, 2007, between Schroders and Schroder Investment Management North America Ltd. (SIMNA Ltd.) is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

Exhibit No.	Exhibit

(d)(21)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and SSgA Funds Management, Inc. (“SSgA”) relating to Emerging Markets Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(22)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and The Dreyfus Corporation (“Dreyfus”) relating to Money Market Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(23)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Thornburg Investment Management, Inc. (“Thornburg”) relating to International Equity Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(24)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Wall Street Associates (“WSA”) relating to Small Capitalization Growth Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(25)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Western Asset Management Company (“WAMCo”) relating to Core Fixed Income Investments and High Yield Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(26)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Wells Capital Management Incorporated (“WellsCap”) relating to Large Capitalization Growth Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(27)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Westfield Capital Management Company (“Westfield”) relating to Large Capitalization Growth Investments and Small Capitalization Growth Investments, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(e)	Distribution Agreement, dated June 5, 2000, between the Registrant and Salomon Smith Barney Inc. (now Citigroup Global Markets Inc.) is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(f)	Not Applicable.

(g)(1)	Custodian Services Agreement, dated as of January 1, 2007, between the Trust and Brown Brothers Harriman & Co. (“BBH”) is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on December 29, 2006.

(g)(2)	Amendment to Custodian Services Agreement, dated as of January 1, 2007, between the Trust and BBH is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(g)(3)	Amendment to Custodian Services Agreement, dated as of December 22, 2009, between the Trust and BBH is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(h)(1)	Transfer Agency and Services Agreement, dated January 1, 2006, between the Trust and PFPC Inc. (now PNC Global investor Servicing Inc.) is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on December 29, 2006.

(h)(2)	Administration Agreement, dated October 6, 2006, and effective January 1, 2007, between the Trust and BBH is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on December 29, 2006.

Exhibit No.	Exhibit

(h)(3)	Amendment to Administration Agreement, dated as of December 22, 2009, between the Trust and BBH to be filed by Amendment.

(i)(1)	Opinion of Willkie Farr & Gallagher LLC, including Consent, is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on November 2, 1995.

(j)	To be filed by Amendment.

(k)	Not Applicable.

(l)	Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Post-Effective Amendment No. 1.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for CGAS and Consulting Group Capital Markets Funds, dated June 1, 2009, as revised November 17, 2009, and April 15, 2010, to be filed by Amendment.

(p)(2)	Code of Ethics for Artisan, dated August 3, 2009, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on October 30, 2009.

(p)(3)	Code of Ethics for BlackRock, dated September 30, 2009, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(p)(4)	Code of Ethics for Cambiar, dated May 2009, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(p)(5)	Code of Ethics for Cullen Capital, dated November 1, 2006, is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 29, 2008.

(p)(6)	Code of Ethics for Delaware, dated September 2, 2008, is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 29, 2008.

(p)(7)	Code of Ethics of Frontier Capital, dated October 23, 2007, is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 29, 2008.

(p)(8)	Code of Ethics for HGK, dated October 23, 2009, to be filed by Amendment.

(p)(8)	Code of Ethics of Lazard, dated November 2008, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(p)(9)	Code of Ethics of Marsico, dated September 1, 2008, is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 29, 2008.

(p)(10)	Code of Ethics for McDonnell, dated March 31, 2009, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on October 30, 2009.

(p)(11)	Code of Ethics for MetWest, dated August 2009, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

Exhibit No.	Exhibit

(p)(12)	Code of Ethics for Newgate, dated May 17, 2007, is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(p)(13)	Code of Ethics for NFJ, dated February 2, 2009, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on October 30, 2009.

(p)(14)	Code of Ethics for PIMCO, dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on October 30, 2009.

(p)(15)	Code of Ethics for PENN Capital, dated November 3, 2008, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(p)(16)	Code of Ethics for PIA, dated February 1, 2005, is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(p)(17)	Code of Ethics for Rutabaga, dated October 2004, is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(p)(18)	Code of Ethics for SIMNA Ltd, dated January 26, 2005, is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(p)(19)	Code of Ethics for Schroders, dated September 14, 2009, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(p)(20)	Code of Ethics for Bank of New York Mellon Corporation (on behalf of Dreyfus), dated May 2009, is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(p)(21)	Code of Ethics for SSgA, dated May 2007, is incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on December 28, 2007.

(p)(22)	Code of Ethics for Thornburg, dated April 2009, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on October 30, 2009.

(p)(23)	Code of Ethics for WSA, dated December 2008, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on October 30, 2009.

(p)(24)	Code of Ethics for WellsCap, dated March 2008, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on October 30, 2009.

(p)(25)	Code of Ethics for WAMCo, dated July 2007, is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 29, 2008.

(p)(26)	Code of Ethics for Westfield, dated May 1, 2008, is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 29, 2008.

(q)(1)	Power of Attorney, dated November 28, 2007, is incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on December 28, 2007.

Exhibit No.	Exhibit

(q)(2)	Power of Attorney, dated October 6, 2008, is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 29, 2008.
Item 29. Persons Controlled by or Under Common Control with the Fund
     None.
Item 30. Indemnification
     Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A as filed on January 7, 1993.
Item 31. Business and Other Connections of the Investment Adviser
Investment Manager — The Consulting Group
     The Consulting Group and its predecessor have been in the investment consulting business since 1973. The Consulting Group is a division of Consulting Group Advisory Services LLC (“CGAS”), (formerly, Citigroup Investment Advisory Services LLC). CGAS was formed as a Delaware corporation in September 2005, and was reorganized as a Delaware limited liability company in May 2009. CGAS and the Consulting Group are each businesses of Morgan Stanley Smith Barney Holdings LLC.
     The list required by this Item 26 of officers and directors of CGAS and the Consulting Group, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years is incorporated by reference to Form ADV filed by CGAS on behalf of Consulting Group pursuant to the Advisers Act (SEC File No. 801-64791).
Sub-adviser — Artisan Partners Limited Partnership
     Artisan Partners Limited Partnership (“Artisan”), serves as an investment advisor to Large Capitalization Value Equity Investments. Artisan is located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202. Artisan Investment Corp has a controlling interest in Artisan.
     The list required by Item 26 of officers and directors of Artisan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Artisan pursuant to the Advisers Act (SEC File No. 801-48435).
Sub-adviser — BlackRock Financial Management, Inc.
     BlackRock Financial Management, Inc. (“BlackRock”) serves as an investment advisor to Core Fixed Income Investments. BlackRock has been registered as an investment advisor under the Advisers Act since 1988. BlackRock serves as an investment advisor to institutional and retail clients. BlackRock’s principal executive offices are located at Park Ave. Plaza, 55 East 52nd Street, New York, NY 10055.
     The list required by this Item 26 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BlackRock pursuant to the Advisers Act (SEC File No. 801-48433).
Sub-adviser — Cambiar Investors, LLC
     Cambiar Investors, LLC (“Cambiar”), serves as an investment advisor to Large Capitalization Value Equity Investments. Cambiar provides investment advisory services to individuals and institutions. Cambiar’s principal executive offices are located at 2401 E. Second Avenue, Suite 400, Denver, CO 80206.
     The list required by this Item 26 of officers and directors of Cambiar, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Cambiar pursuant to the Advisers Act (SEC File No. 801-60541).
Sub-adviser — Cullen Capital Management, LLC

     Cullen Capital Management, LLC (“Cullen”), serves as an investment advisor to Large Capitalization Value Equity Investments. Cullen provides investment advisory services to investment companies. Cullen’s principal executive offices are located at 645 Fifth Avenue, New York, NY 10022.
     The list required by this Item 26 of officers and directors of Cullen, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Cullen pursuant to the Advisers Act (SEC File No. 801-57576).
Sub-adviser — Delaware Management Company
     Delaware Management Company, a series of Delaware Management Business Trust (“Delaware”), serves as an investment advisor to Small Capitalization Value Equity Investments and Large Capitalization Growth Investments. Delaware is a wholly-owned subsidiary of Lincoln Financial Group and is located at 2005 Market Street, Philadelphia, PA 19103.
     The list required by this Item 26 of officers and directors of Delaware, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Delaware pursuant to the Advisers Act (SEC File No. 801-32108).
Sub-adviser — The Dreyfus Corporation
     The Dreyfus Corporation (“Dreyfus”) serves as investment advisor to Money Market Investments. Dreyfus has been registered as an investment advisor under the Advisers Act since 2008. Dreyfus provides investment advisory services to individuals and institutions. Dreyfus’ principal executive offices are located at 200 Park Avenue, 8th Floor, New York, NY 10166.
     The list required by this Item 26 of officers and directors of Dreyfus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Dreyfus pursuant to the Advisers Act (SEC File No. 801-8147).
Sub-adviser — Frontier Capital Management Co., LLC
     Frontier Capital Management (“Frontier”) serves as an investment advisor to Large Capitalization Growth Investments. Affiliated Managers Group Inc. owns a majority interest in Frontier, located at 99 Summer Street, Boston, MA 02110.
     The list required by Item 26 of officers and directors of Frontier, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Frontier pursuant to the Advisers Act (SEC File No. 801-15724).
Sub-adviser — HGK Asset Management Inc.
     HGK Asset Management Inc. (“HGK”) serves as an investment advisor to Large Capitalization Value Equity Investments. HGK provides investment advisory services to investment companies. HGK’s principal executive offices are located at Newport Tower, 525 Washington Blvd, Jersey City, NJ 07310.
     The list required by Item 26 of officers and directors of HGK, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Frontier pursuant to the Advisers Act (SEC File No. 801-19314).

Sub-adviser — Lazard Asset Management LLC
     Lazard Asset Management LLC (“Lazard”) serves as an investment advisor to Emerging Markets Equity Investments. Lazard provides investment advisory services to individuals and institutions. Lazard’s principal executive offices are located at 30 Rockefeller Plaza, New York, NY 10112.
     The list required by this Item 26 of officers and directors of Lazard, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Lazard pursuant to the Advisers Act (SEC File No. 801-61701).
Sub-adviser — Marsico Capital Management, LLC
     Marsico Capital Management, LLC (“Marsico”) serves as an investment advisor to International Equity Investments. Marsico has been registered as an investment advisor under the Advisers Act since 1997. Marsico is the investment adviser of various institutional clients. Marsico’s principal executive offices are located at 1200 17th Street, Suite 1600, Denver, CO 80202.
     The list required by this Item 26 of officers and directors of Marsico, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Marsico pursuant to the Advisers Act (SEC File No. 801-54914).
Sub-adviser — McDonnell Investment Management, LLC
     McDonnell Investment Management, LLC (“McDonnell”), serves as an investment advisor to Municipal Bond Investments. McDonnell is primarily a fixed income manager. McDonnell’s principal executive offices are located at 1515 W. 22nd Street, 11th Floor, Oak Brook, IL 60523.
     The list required by this Item 26 of officers and directors of McDonnell, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by McDonnell pursuant to the Advisers Act (SEC File No. 801-60399).
Sub-adviser — Metropolitan West Asset Management LLC
     Metropolitan West Asset Management, LLC (“MWAM”), serves as investment adviser to Core Fixed Income Investments. MWAM provides investment advisory services to individual and institutional clients. MWAM’s principal executive offices are located at 11766 Wilshire Blvd., Suite 1500, Los Angeles, CA 90025.
     The list required by this Item 26 of officers and directors of MWAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MWAM pursuant to the Advisers Act (SEC File No. 801-53332)
Sub-adviser — Newgate Capital Management LLC
     Newgate Capital Management, LLC (“Newgate”), serves as an investment advisor to Emerging Markets Equity Investments. Newgate provides investment advisory services to individuals and institutions. Newgate’s principal executive offices are located at One Sound Shore Drive, Greenwich, CT 06830.
     The list required by this Item 26 of officers and directors of Newgate, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Newgate pursuant to the Advisers Act (SEC File No. 801-17465).

Sub-adviser — NFJ Investment Group, L.P.
     NFJ Investment Group, L.P. (“NFJ”) serves as an investment advisor to Small Capitalization Value Equity Investments and Large Capitalization Value Equity Investments. NFJ has been registered as an investment advisor under the Advisors Act since 1989. NFJ provides investment advisory services to a number of individual and institutional clients. NFJ’s principal executive offices are located at 2100 Ross Avenue, Suite 700, Dallas, Texas 75201.
     The list required by this Item 26 of officers and directors of NFJ, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NFJ pursuant to the Advisers Act (SEC File No. 801-47940).
Sub-adviser — Pacific Investment Management Company LLC
     Pacific Investment Management Company LLC (“PIMCO”) serves as an investment advisor to Core Fixed Income Investments and International Fixed Income Investments. PIMCO has been registered as an investment advisor under the Advisers Act since 1971. PIMCO serves as an investment advisor to institutions and retail clients. PIMCO’s principal executive offices are located at 840 Newport Center Drive, Newport Beach, CA 92660.
     The list required by this Item 26 of officers and directors of PIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by PIMCO pursuant to the Advisers Act (SEC File No. 801-48187).
Sub-adviser — PENN Capital Management Co., Inc.
     PENN Capital Management Co., Inc. (“PENN Capital”) serves as investment advisor to High Yield Investments. PENN Capital provides investment advisory services to individual and institutional clients. PENN Capital’s principal executive offices are located at Navy Yard Corporate Center, 3 Crescent Drive, Suite 400, Philadelphia, PA 19112.
     The list required by this Item 26 of officers and directors of PENN Capital, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by PENN Capital pursuant to the Advisers Act (SEC File No. 801-31452).
Sub-adviser — Philadelphia International Advisors LP
     Philadelphia International Advisors LP (“PIA”) serves as investment advisor to International Equity Investments. PIA has been registered as an investment advisor under the Advisors Act since 2002. PIA provides investment advisory services to individuals and institutions. PIA’s principal executive offices are located at One Liberty Place, 1650 Market Street, Suite 1400, Philadelphia, PA 19103.
     The list required by this Item 26 of officers and directors of PIA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by PIA pursuant to the Advisers Act (SEC File No. 801-60785).
Sub-adviser — Rutabaga Capital Management LLC
     Rutabaga Capital Management, LLC (“Rutabaga”) serves as an investment advisor to Small Capitalization Value Equity Investments. Rutabaga has been registered as an investment advisor under the Advisors Act since 1999. Rutabaga provides investment advisory services to institutional clients. Rutabaga’s principal executive offices are located at 64 Broad Street, Boston, MA 02109.
     The list required by this Item 26 of officers and directors of Rutabaga, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Rutabaga pursuant to the Advisers Act (SEC File No. 801-56233).

Sub-adviser — Schroder Investment Management North America Inc. (“Schroders”)
     Schroders serves as investment adviser to International Equity Investments. Schroders provides investment advisory services to individual and institutional clients. Schroders’ principal executive offices are located at 875 Third Avenue, 22nd Floor, New York, NY 10022.
     The list required by this Item 26 of officers and directors of Schroders, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Schroder pursuant to the Advisers Act (SEC File No. 801-15834).
Sub-adviser — SSgA Funds Management, Inc.
     SSgA Funds Management, Inc. (“SSgA”) serves as an investment advisor to Emerging Markets Equity Investments. SSgA provides investment advisory services to a number of individual and institutional clients. SSgA’s principal executive offices are located at State Street Financial Center, One Lincoln Street,, Boston, MA 02111-2900.
     The list required by this Item 26 of officers and directors of SSgA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSgA pursuant to the Advisers Act (SEC File No. 801-60103).
Sub-adviser — Thornburg Investment Management, Inc.
     Thornburg Investment Management, Inc. (“Thornburg”) serves as an investment advisor to International Equity Investments. Thornburg has been registered as an investment advisor under the Advisers Act since 1982. Thornburg is the investment adviser of various institutional clients. Thornburg’s principal executive offices are located at 2300 North Ridgetop Road, Santa Fe, NM 87506.
     The list required by this Item 26 of officers and directors of Thornburg, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Thornburg pursuant to the Advisers Act (SEC File No. 801-17853).
Sub-adviser — Wall Street Associates LLC
     Wall Street Associates LLC (“WSA”) serves as an investment advisor to Small Capitalization Growth Investments. WSA has been registered as an investment advisor under the Advisers Act since 1987. WSA is the investment adviser of various institutional clients. WSA’s principal executive offices are located at 1200 Prospect Street, Suite 100, La Jolla, CA 92037.
     The list required by this Item 26 of officers and directors of WSA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by WSA pursuant to the Advisers Act (SEC File No. 801-30019).
Sub-adviser — Wells Capital Management Incorporated
     Wells Capital Management Incorporated (“WellsCap”) serves as investment advisor to Large Capitalization Growth Investments. WellsCap provides investment advisory services to individual and institutional clients. WellsCap’s principal executive offices are located at 525 Market Street, 10th Floor, San Francisco, CA 94105.
     The list required by this Item 26 of officers and directors of WellsCap, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WellsCap pursuant to the Advisers Act (SEC File No. 801-21122).
Sub-adviser — Western Asset Management Company
     Western Asset Management Company (“WAMCo”) serves as investment advisor to Core Fixed Income Investments and High Yield Investments. WAMCo has been registered as an investment advisor under the Advisers

Act since 1971. WAMCo serves as an investment advisor to institutions and retail clients. WAMCo’s principal executive offices are located at 385 E. Colorado Blvd., Pasadena, CA 91101.
     The list required by this Item 26 of officers and directors of WAMCo, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WAMCo pursuant to the Advisers Act (SEC File No. 801-8162).
Sub-adviser — Westfield Capital Management Company, LLC
     Westfield Capital Management Company, LLC (“Westfield”) serves as an investment advisor to Small Capitalization Growth Investments and Large Capitalization Growth Investments. Westfield is the investment adviser of various institutional clients. Westfield’s principal executive offices are located One Financial Center, 24th Floor, Boston, MA 02111.
     The list required by this Item 26 of officers and directors of Westfield, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Westfield pursuant to the Advisers Act (SEC File No. 801-34350).
Item 32. Principal Underwriters
(a)	Citigroup Global Markets Inc. (“CGMI”), the distributor of the Registrant, is the distributor for each series of Consulting Group Capital Markets Funds.

(b)	The information required by this Item 27 with respect to each trustee, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c)	Not applicable.
Item 33 Location of Accounts and Records
Consulting Group Capital Markets Funds
222 Delaware Avenue, 7th Floor
Wilmington, DE 19801
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
Citigroup Global Markets Inc.
485 Lexington Avenue
New York, NY 10017
Consulting Group Advisory Services LLC
2000 Westchester Avenue
Purchase, NY 10577
BNY Mellon Asset Servicing
P. O. Box 9699
Providence, RI 02940-9699
Item 34. Management Services
Not Applicable.
Item 35. Undertakings
Not Applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the town of Purchase, and State of New York on the 18th day of October 2010.

CONSULTING GROUP CAPITAL MARKETS FUNDS
By:	/s/ JAMES J. TRACY
James J. Tracy, Chief Executive Officer
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ JAMES J. TRACY James J. Tracy	Chief Executive Officer	October 18, 2010

/s/ JAMES F. WALKER James F. Walker	Interested Trustee and Chief Financial Officer	October 18, 2010

Adela Cepeda **	Trustee	October 18, 2010

Stephen E. Kaufman *	Trustee	October 18, 2010

W. Thomas Matthews*	Trustee	October 18, 2010

John J. Murphy *	Trustee	October 18, 2010

Mark J. Reed*	Trustee	October 18, 2010

*	Signed pursuant to power of attorney dated November 28, 2007.

**	Signed pursuant to a power of attorney dated October 6, 2008.

/s/ PAUL F. GALLAGHER Paul F. Gallagher Secretary	October 18, 2010